UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09463
                                                     ---------------------

                  Nuveen Ohio Dividend Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT January 31, 2005

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                             NUVEEN MICHIGAN QUALITY INCOME MUNICIPAL FUND, INC.
                                                                             NUM

                             NUVEEN MICHIGAN PREMIUM INCOME MUNICIPAL FUND, INC.
                                                                             NMP

                               NUVEEN MICHIGAN DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NZW

                                 NUVEEN OHIO QUALITY INCOME MUNICIPAL FUND, INC.
                                                                             NUO

                                   NUVEEN OHIO DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NXI

                                 NUVEEN OHIO DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NBJ

                                 NUVEEN OHIO DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NVJ

Photo of: Man and woman sitting on porch.
Photo of: 2 children sitting in the grass.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
      LETTER TO SHAREHOLDERS

I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Perspective and Performance Overview sections of this report.

As I noted in my last letter to you, our conversations with financial advisors and investors suggest that many of you may be wondering whether long-term interest rates will soon begin to rise substantially, how high they might go, and whether that makes this a good time to adjust your holdings of fixed-income investments. We can't answer that question for you - no one knows what the future will bring.

What we do know from our experience is that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In

"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK."

fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well over the long term and in a variety of market conditions.

As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet . Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

March 15, 2005

Nuveen Municipal Closed-End Exchange-Traded Funds
(NUM, NMP, NZW, NUO, NXI, NBJ, NVJ)

Portfolio Manager's
        COMMENTS

Portfolio manager Cathryn Steeves reviews key investment strategies and the six-month performance of these Michigan and Ohio Funds. Cathryn, who has been with Nuveen since 1996, assumed portfolio management responsibility for the Ohio Funds in August 2004 and for the Michigan Funds in January 2005.



WHAT KEY STRATEGIES WERE USED TO MANAGE THE MICHIGAN AND OHIO FUNDS DURING THE SIX MONTHS ENDED JANUARY 31, 2005?

Between August 2004 and January 2005, the Federal Reserve introduced four one-quarter-point increases in the fed funds rate, raising this short-term target from 1.25% to 2.25%. (On February 2, 2005, following the end of this reporting period, the Fed announced another 0.25% increase, bringing the fed funds rate to 2.50%.) With the market anticipating increases in interest rates throughout the period, our focus centered on finding bonds that we believed could add immediate value to the Funds' portfolios while also preserving their ability to perform well under a variety of future market scenarios.

Despite a decline in municipal issuance in both Michigan and Ohio, we continued to find some attractive opportunities to execute our management strategy and make several trades that could benefit the Funds. While not extensive during this period, our purchase activities for all these Funds generally emphasized finding premium bonds (those trading above their par value) with intermediate-term maturities - that is, bonds that will mature in 15 to 23 years. In many cases, bonds in this part of the yield curve offered yields similar to those of longer-term bonds with less inherent interest rate risk (the risk that the value of a Fund's portfolio will decline if market interest rates rise, since bond prices move in the opposite direction of interest rates).

Some of the additions to the portfolios during this period were financed with the proceeds from sales of lower-rated holdings, as we continued to take advantage of opportunities to selectively trim some BBB rated and nonrated holdings. These sales included some of our larger healthcare positions, especially in the Michigan Funds. Because lower-rated bonds generally performed well over the past year, demand for these bonds was strong and we were able to obtain attractive prices for the bonds we sold. This process enabled us to reduce some of our more concentrated credit positions and improve overall diversification for many of the Funds.

Another strategy designed to help us reduce interest rate risk is to hedge some of our interest rate exposure in the derivatives markets. We implemented a hedging program for NZW during this period. It is important to note that we did not use the hedge in an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce NZW's duration (and therefore its price sensitivity to interest rate changes) without having a negative impact on its income stream or common share dividend over the short term. The cost of the hedge is reflected as an addition or subtraction to the Fund's net asset value (NAV) as the market value of the hedge fluctuates. The hedge did succeed in reducing the volatility of NZW's NAV over the course of this reporting period. At the same time, the hedge had a negative market value as of January 31, 2005, because long-term interest rates fell and bond prices rose during most of the time the hedge was in place. Please note that the hedge was put in place because the Fund's portfolio duration (and therefore its interest rate-related price volatility) was greater than the desired level. This means that, although the hedge lost value because bond prices in fact went up after the hedge was entered, the Fund's longer-than-target portfolio duration resulted in interest rate-driven increases in value that were greater than if the portfolio duration had been at the target level, and these excess interest rate-driven portfolio returns roughly coincided with and offset the losses on the hedge.

While general obligation (GO) bonds issued by the state of Michigan were downgraded to Aa2 from Aa1 by Moody's in January 2005, this action had no discernable impact on our management strategies or on the performance of the Michigan Funds during this period. We generally focused our purchase activity on GO bonds issued by local governments, rather than the state, in the belief that this provided more stability and diversification.

HOW DID THE FUNDS PERFORM?

Individual results for the Michigan and Ohio Funds, as well as for comparative indexes, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 1/31/05

MICHIGAN FUNDS             6-MONTH       1-YEAR         5-YEAR          10-YEAR
--------------------------------------------------------------------------------
NUM                          7.84%        7.81%         9.90%            7.82%
--------------------------------------------------------------------------------
NMP                          7.56%        7.86%         10.16%           8.34%
--------------------------------------------------------------------------------
NZW                          8.45%        8.30%         NA               NA
--------------------------------------------------------------------------------
Lipper Michigan
Municipal Debt Funds
Average1                     7.70%        7.28%         10.86%           7.81%
--------------------------------------------------------------------------------

OHIO FUNDS
--------------------------------------------------------------------------------
NUO                          7.29%        7.37%         8.87%            7.83%
--------------------------------------------------------------------------------
NXI                          8.18%        8.88%         NA               NA
--------------------------------------------------------------------------------
NBJ                          8.62%        9.22%         NA               NA
--------------------------------------------------------------------------------
NVJ                          8.71%        8.42%         NA               NA
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
Average2                    12.14%        7.17%         11.32%           9.15%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index3                  4.80%        4.86%         7.50%            6.86%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended January 31, 2005, the cumulative return on NAV for each of the Michigan and Ohio Funds outperformed the return on the Lehman Brothers Municipal Bond Index. NUM and NZW also outperformed the average return for the Lipper Michigan peer group for this period, while NMP trailed this measure by a slight margin. While each of the Ohio Funds underperformed the Lipper Other States category average, it is important to note that the Lipper return represents the overall average of returns for funds from 10 different states exhibiting a variety of municipal market conditions. We believe this makes direct comparisons between specific Funds and the Other States category average less meaningful.



1 The Lipper Michigan Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 7 funds; 1 year, 7 funds; 5 years, 5 funds; and 10 years, 4 funds. Fund and Lipper returns assume reinvestment of dividends.

2 The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 44 funds; 1 year, 44 funds; 5 years, 19 funds; and 10 years, 17 funds. Fund and Lipper returns assume reinvestment of dividends.

3 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman indexes do not reflect any expenses.

The primary factor benefiting the six-month performances of these Funds relative to that of the unleveraged Lehman Brothers index was the Funds' use of financial leverage. While leveraging can add volatility to the Funds' NAVs and share prices, especially during periods when interest rates rise, this strategy also can provide opportunities for additional income and total return for common shareholders when short-term interest rates remain relatively low and long-term rates fall or remain fairly constant, as they did during this reporting period.

In general, shorter-term municipal rates tended to rise during this six-month period and longer-term rates tended to fall, causing a flattening of the municipal yield curve. As a result, bonds with longer maturities or greater sensitivity to interest rate movements generally tended to perform better than bonds with shorter maturities or less interest rate sensitivity. This benefited the newer Funds, like NZW, NXI, NBJ and NVJ, because they had less exposure to the shorter end of the yield curve than the older funds like NUM, NMP and NUO. This accounted for most of the performance differential between these Funds over the six-month reporting period.

All of the Funds benefited from their holdings of lower quality bonds, which generally outperformed other credit quality sectors as the economy improved. This was especially true in the healthcare sector, which ranked second in terms of performance among the Lehman Brothers municipal revenue sectors for the six-month period. NUM's and NMP's hospital holdings included Ba3 rated bonds issued for the Detroit Medical Center, which rebounded and became strong performers for the Funds. In the Ohio Funds, we continued to purchase hospital bonds, such as the AA rated Montgomery County Catholic Health Initiatives, which performed well since their addition to all four Ohio Fund portfolios in October 2004.

Bonds backed by the 1998 master tobacco settlement agreement also were among the lower-rated credits that produced strong results during this period as the litigation environment improved. As of January 31, 2005, NUM, NMP and all four of the Ohio Funds held positions in tobacco bonds.

Pre-refunded bonds tended to underperform during this reporting period, due primarily to their shorter effective maturities. Older Funds typically have more advance refunded bonds than the more recently introduced Funds. As of January 31, 2005, NUM and NMP held 15% and 14%, respectively, of their portfolios in pre-refunded bonds, and this served as a mild constraint on their performance during this period. By contrast, NZW had 7% of its portfolio in pre-refunded bonds, NUO had 9%, and the remaining three Ohio Funds--NXI, NBJ and NVJ--had no pre-refunded bonds as of January 31, 2005.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF JANUARY 31, 2005?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of January 31, 2005, all seven of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA among the Michigan Funds ranging from 87% in NZW to 89% in NUM and 90% in NMP, while the Ohio Funds had allocations ranging from 74% in NXI and 77% in NVJ to 81% in NBJ and 85% in NUO.

At the end of January 2005, potential call exposure during 2005 and 2006 ranged from 2% in NVJ, 3% in NZW and NBJ, and 5% in NUM to 10% in NXI, 11% in NMP, and 15% in NUO. The number of actual bond calls in all of these Funds will depend largely on future market interest rates.

Dividend and Share Price
       INFORMATION



As short-term interest rates remained relatively low throughout this reporting period, the leveraged structures of these seven Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates these Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. This strategy helped to maintain the dividends of all of these Funds throughout the reporting period.

In addition, due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions at the end of December 2004 as indicated:

NUM                         $0.1165 per share
--------------------------------------------------------------------------------
NMP                         $0.0510 per share
--------------------------------------------------------------------------------
NUO                         $0.0354 per share
--------------------------------------------------------------------------------
NBJ                         $0.0225 per share
--------------------------------------------------------------------------------
NVJ                         $0.0183 per share
--------------------------------------------------------------------------------

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2005, all of the Funds in this report had positive UNII balances for both financial statement and tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums and discounts to their NAVs as shown in the accompanying chart.

FUND                1/31 PREM/DISC        PERIOD AVG. PREM/DISC
--------------------------------------------------------------------------------
NUM                          0.43%                        0.09%
--------------------------------------------------------------------------------
NMP                        - 1.14%                      - 1.70%
--------------------------------------------------------------------------------
NZW                          3.52%                      - 0.06%
--------------------------------------------------------------------------------
NUO                         12.17%                        5.25%
--------------------------------------------------------------------------------
NXI                          2.72%                        5.97%
--------------------------------------------------------------------------------
NBJ                          2.94%                        3.56%
--------------------------------------------------------------------------------
NVJ                          0.19%                        0.21%
--------------------------------------------------------------------------------

Nuveen Michigan Quality Income Municipal Fund, Inc.
NUM

Performance
     OVERVIEW  As of January 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              78%
AA                               11%
A                                 7%
BBB                               2%
BB or Lower                       1%
NR                                1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                            0.079
Mar                            0.079
Apr                            0.079
May                            0.079
Jun                            0.079
Jul                            0.079
Aug                            0.079
Sep                            0.079
Oct                            0.079
Nov                            0.079
Dec                            0.079
Jan                            0.079

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        16.35
                              16.3
                              16.38
                              16.45
                              16.37
                              16.45
                              16.38
                              16.36
                              16.37
                              16.37
                              16.32
                              16.4
                              16.48
                              16.39
                              16.4
                              16.49
                              16.48
                              16.47
                              16.4
                              16.4
                              16.5
                              16.5
                              16.46
                              16.45
                              16.53
                              16.48
                              16.57
                              16.52
                              16.46
                              16.59
                              16.53
                              16.51
                              16.53
                              16.63
                              16.55
                              16.49
                              16.54
                              16.55
                              16.59
                              16.43
                              16.37
                              16.33
                              16.37
                              16.4
                              16.05
                              15.84
                              15.5
                              15.5
                              15.65
                              15.65
                              15.59
                              15.6
                              15.3
                              15.22
                              15.26
                              15.25
                              15.49
                              15.27
                              15.25
                              15.1
                              14.72
                              14.73
                              14.78
                              15.16
                              15.29
                              15.25
                              15.42
                              15.06
                              14.7
                              14.69
                              14.63
                              14.39
                              14.48
                              14.55
                              14.56
                              14.57
                              14.41
                              14.33
                              14.44
                              14.48
                              14.5
                              14.6
                              14.75
                              14.77
                              14.77
                              14.67
                              14.8
                              14.83
                              14.84
                              14.78
                              14.81
                              14.81
                              14.89
                              14.88
                              14.99
                              14.86
                              14.76
                              14.75
                              14.78
                              14.75
                              14.75
                              14.64
                              14.63
                              14.69
                              14.73
                              14.75
                              14.9
                              14.9
                              14.97
                              15.08
                              14.99
                              15
                              15.14
                              15.13
                              15.11
                              15.04
                              15.05
                              15.08
                              15.05
                              15.04
                              15.05
                              15.07
                              15.18
                              15.11
                              15.1
                              15.08
                              15.2
                              15.2
                              15.33
                              15.45
                              15.5
                              15.5
                              15.49
                              15.49
                              15.45
                              15.48
                              15.45
                              15.41
                              15.62
                              15.57
                              15.45
                              15.57
                              15.6
                              15.56
                              15.75
                              15.8
                              15.62
                              15.78
                              15.8
                              15.8
                              15.9
                              16.1
                              15.7
                              15.73
                              15.78
                              15.9
                              15.85
                              15.72
                              15.63
                              15.78
                              15.74
                              15.67
                              15.58
                              15.65
                              15.7
                              15.87
                              15.82
                              15.9
                              16.03
                              15.87
                              15.74
                              15.68
                              15.73
                              15.85
                              15.93
                              15.84
                              15.92
                              15.9
                              15.87
                              15.73
                              15.9
                              15.85
                              16.02
                              16
                              16.1
                              16.2
                              16.21
                              16.1
                              16.26
                              16.27
                              16.25
                              16.53
                              16.53
                              16.68
                              16.5
                              16.55
                              16.57
                              16
                              15.7
                              15.75
                              15.84
                              15.91
                              15.97
                              16.04
                              16.05
                              16.05
                              16.05
                              15.99
                              15.99
                              15.87
                              15.91
                              16.05
                              15.91
                              15.95
                              15.85
                              15.72
                              15.78
                              15.84
                              15.8
                              15.85
                              15.95
                              15.95
                              15.94
                              15.96
                              16.05
                              16.14
                              16.1
                              16
                              15.91
                              15.86
                              16.2
                              16.19
                              16.24
                              16.3
                              16.45
                              16.36
                              16.3
                              16.45
                              16.39
                              16.5
                              16.4
                              16.25
                              16.15
                              16.08
                              16.07
                              16.04
                              16.2
                              16.24
                              16.07
                              16.04
                              16.08
                              16.13
                              16.09
                              16.11
                              16.02
1/31/05                       16.19

FUND SNAPSHOT
------------------------------------
Share Price                   $16.19
------------------------------------
Common Share
Net Asset Value               $16.12
------------------------------------
Premium/(Discount) to NAV      0.43%
------------------------------------
Market Yield                   5.86%
------------------------------------
Taxable-Equivalent Yield1      8.49%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $188,558
------------------------------------
Average Effective
Maturity on Securities (Years) 16.12
------------------------------------
Leverage-Adjusted Duration      8.87
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month        10.45%         7.84%
(Cumulative)
------------------------------------
1-Year          5.92%         7.81%
------------------------------------
5-Year         11.18%         9.90%
------------------------------------
10-Year         7.77%         7.82%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         28.0%
------------------------------------
U.S. Guaranteed                17.4%
------------------------------------
Tax Obligation/Limited         15.6%
------------------------------------
Healthcare                     12.5%
------------------------------------
Utilities                       8.1%
------------------------------------
Water and Sewer                 6.4%
------------------------------------
Education and Civic
  Organizations                 5.7%
------------------------------------
Other                           6.3%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1165 per share.

Nuveen Michigan Premium Income Municipal Fund, Inc.
NMP

Performance
     OVERVIEW  As of January 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              70%
AA                               20%
A                                 7%
BBB                               1%
BB or Lower                       2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                            0.077
Mar                            0.077
Apr                            0.077
May                            0.077
Jun                            0.077
Jul                            0.077
Aug                            0.077
Sep                            0.077
Oct                            0.077
Nov                            0.077
Dec                            0.077
Jan                            0.077

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        16.03
                              16.02
                              15.95
                              15.9
                              15.97
                              15.97
                              15.78
                              15.73
                              15.79
                              15.81
                              15.88
                              15.91
                              15.86
                              15.88
                              15.88
                              15.82
                              15.91
                              15.93
                              15.95
                              15.95
                              15.96
                              15.98
                              15.98
                              15.96
                              16.03
                              16.03
                              16.06
                              16
                              16.02
                              16.1
                              16.1
                              16.1
                              16.05
                              16.1
                              16.1
                              16.1
                              16.08
                              16.13
                              16.15
                              16.05
                              16.05
                              15.99
                              15.99
                              15.99
                              15.75
                              15.48
                              15.5
                              15.6
                              15.7
                              15.45
                              15.63
                              15.4
                              15.16
                              15.1
                              15.05
                              14.93
                              14.6
                              14.51
                              14.26
                              14.22
                              14.33
                              14.25
                              14.5
                              14.6
                              14.7
                              15
                              14.92
                              14.8
                              14.4
                              13.66
                              13.85
                              13.94
                              13.76
                              13.85
                              13.7
                              13.61
                              13.72
                              13.8
                              13.9
                              13.76
                              13.89
                              14.05
                              14.07
                              14.03
                              14.03
                              13.98
                              14.05
                              14.06
                              14.08
                              14.1
                              14.1
                              14.05
                              14.04
                              13.91
                              13.94
                              13.93
                              13.97
                              14.1
                              14.03
                              14
                              13.94
                              13.95
                              13.82
                              13.89
                              13.73
                              13.93
                              14.1
                              14.17
                              14.27
                              14.45
                              14.62
                              14.4
                              14.5
                              14.46
                              14.5
                              14.4
                              14.5
                              14.59
                              14.36
                              14.3
                              14.31
                              14.3
                              14.27
                              14.17
                              14.24
                              14.34
                              14.37
                              14.37
                              14.49
                              14.58
                              14.58
                              14.53
                              14.62
                              14.77
                              14.7
                              14.73
                              14.72
                              14.74
                              14.8
                              14.74
                              14.8
                              14.62
                              14.75
                              14.75
                              14.65
                              14.64
                              14.66
                              14.8
                              14.85
                              14.9
                              15.16
                              15.13
                              15.04
                              15.01
                              15.14
                              15.15
                              15.05
                              14.95
                              15.1
                              15.15
                              15.39
                              15.33
                              15.12
                              15.15
                              15.29
                              15.2
                              15.14
                              15.12
                              15.24
                              15.35
                              15.27
                              15.24
                              15.32
                              15.49
                              15.36
                              15.48
                              15.31
                              15.42
                              15.55
                              15.67
                              15.48
                              15.58
                              15.7
                              15.55
                              15.754
                              15.7
                              15.61
                              15.51
                              15.75
                              15.64
                              15.77
                              15.74
                              15.74
                              15.8
                              15.8
                              15.81
                              15.7
                              15.37
                              15.36
                              15.28
                              15.39
                              15.37
                              15.45
                              15.75
                              15.58
                              15.66
                              15.6
                              15.59
                              15.59
                              15.62
                              15.53
                              15.53
                              15.51
                              15.34
                              15.44
                              15.53
                              15.61
                              15.5
                              15.46
                              15.46
                              15.38
                              15.32
                              15.12
                              15.05
                              15.15
                              15.16
                              15.1
                              15.25
                              15.25
                              15.16
                              15.26
                              15.22
                              15.06
                              15.11
                              15.24
                              15.13
                              15.19
                              15.14
                              15.23
                              15.35
                              15.15
                              15.3
                              15.34
                              15.39
                              15.41
                              15.5
                              15.65
                              15.72
                              15.72
                              15.85
                              15.91
                              15.72
                              15.83
                              15.8
                              15.76
1/31/05                       15.63

FUND SNAPSHOT
------------------------------------
Share Price                   $15.63
------------------------------------
Common Share
Net Asset Value               $15.81
------------------------------------
Premium/(Discount) to NAV     -1.16%
------------------------------------
Market Yield                   5.91%
------------------------------------
Taxable-Equivalent Yield1      8.57%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $122,334
------------------------------------
Average Effective
Maturity on Securities
  (Years)                      16.78
------------------------------------
Leverage-Adjusted Duration      7.80
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month        12.44%         7.56%
(Cumulative)
------------------------------------
1-Year          4.35%         7.86%
------------------------------------
5-Year         12.22%        10.16%
------------------------------------
10-Year         9.25%         8.34%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         27.2%
------------------------------------
Tax Obligation/Limited         21.4%
------------------------------------
U.S. Guaranteed                16.0%
------------------------------------
Healthcare                     10.3%
------------------------------------
Utilities                       9.4%
------------------------------------
Education and Civic
  Organizations                 5.4%
------------------------------------
Other                          10.3%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0510 per share.

Nuveen Michigan Dividend Advantage Municipal Fund
NZW

Performance
     OVERVIEW  As of January 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              69%
AA                               18%
A                                 8%
BBB                               4%
BB or Lower                       1%

Bar Chart:
2004-2005 Monthly Tax-Free Dividends Per Share
Feb                           0.0745
Mar                           0.0745
Apr                           0.0745
May                           0.0745
Jun                           0.0745
Jul                           0.0745
Aug                           0.0745
Sep                           0.0745
Oct                           0.0745
Nov                           0.0745
Dec                           0.0745
Jan                           0.0745

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        15.66
                              15.66
                              15.66
                              15.62
                              15.7
                              15.7
                              15.71
                              15.79
                              15.79
                              15.79
                              15.8
                              15.9
                              15.9
                              15.8
                              15.71
                              15.71
                              15.72
                              15.75
                              15.83
                              15.83
                              15.87
                              15.88
                              15.95
                              15.9
                              16.07
                              15.8
                              15.9
                              15.89
                              15.81
                              15.73
                              15.65
                              15.78
                              15.86
                              15.9
                              15.9
                              15.9
                              15.85
                              15.97
                              15.98
                              15.96
                              15.91
                              15.93
                              15.94
                              15.95
                              15.89
                              15.49
                              14.96
                              14.91
                              14.8
                              14.8
                              14.38
                              14.3
                              14.32
                              14.2
                              14.3
                              14.21
                              14.2
                              13.97
                              13.97
                              13.97
                              14
                              14.19
                              14.3
                              14.35
                              14.38
                              14.68
                              14.65
                              14.51
                              14.1
                              14.2
                              14.2
                              14.13
                              14.2
                              14.28
                              14.22
                              14.12
                              13.85
                              13.89
                              13.76
                              13.76
                              13.69
                              13.87
                              13.98
                              13.97
                              13.97
                              13.96
                              13.98
                              13.94
                              13.81
                              13.8
                              13.89
                              13.83
                              13.74
                              13.64
                              13.7
                              13.6
                              13.6
                              13.65
                              13.69
                              13.69
                              13.69
                              13.5
                              13.52
                              13.48
                              13.46
                              13.53
                              13.65
                              13.7
                              13.85
                              13.85
                              13.97
                              14.01
                              14.1
                              14.1
                              14.06
                              14.01
                              14.08
                              14.3
                              14.44
                              14.34
                              14.36
                              14.35
                              14.2
                              14.44
                              14.44
                              14.45
                              14.65
                              14.65
                              14.76
                              14.99
                              14.9
                              14.75
                              14.75
                              14.76
                              14.72
                              14.67
                              14.71
                              14.85
                              14.87
                              14.8
                              14.9
                              14.9
                              15.11
                              15.18
                              15.15
                              15.15
                              15.13
                              15.14
                              14.89
                              15
                              14.92
                              14.9
                              14.9
                              14.89
                              14.8
                              14.8
                              14.88
                              14.84
                              14.86
                              14.86
                              15
                              15
                              15
                              14.8
                              15.01
                              15.17
                              15.1
                              15.1
                              15.12
                              15.24
                              15.24
                              15.24
                              15.15
                              15.25
                              15.1
                              15.1
                              15.16
                              15.05
                              15.1
                              15
                              15
                              14.95
                              14.95
                              14.9
                              14.854
                              14.99
                              14.99
                              15.07
                              15.01
                              15.15
                              15.2
                              15.21
                              15.21
                              15.2
                              15.39
                              15.3
                              15.4
                              15.02
                              14.99
                              14.93
                              14.84
                              14.76
                              14.84
                              14.9
                              15.05
                              15.23
                              15.35
                              15.17
                              15.17
                              15.25
                              15.55
                              15.61
                              15.61
                              15.61
                              15.63
                              15.25
                              15.31
                              15.15
                              15.13
                              15.31
                              15.31
                              15.18
                              15.2
                              15.2
                              15.19
                              15.25
                              15.14
                              15.1
                              15.08
                              15.22
                              15.3
                              15.47
                              15.47
                              15.54
                              15.71
                              15.71
                              15.55
                              15.75
                              15.5
                              15.5
                              15.63
                              15.7
                              15.75
                              15.85
                              15.85
                              15.95
                              16.15
                              16.35
                              16.46
                              16.25
                              15.85
                              15.85
                              15.93
                              16.04
                              16.04
1/31/05                       16.16

FUND SNAPSHOT
------------------------------------
Share Price                   $16.16
------------------------------------
Common Share
Net Asset Value               $15.61
------------------------------------
Premium/(Discount) to NAV      3.52%
------------------------------------
Market Yield                   5.53%
------------------------------------
Taxable-Equivalent Yield1      8.01%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $32,171
------------------------------------
Average Effective
Maturity on Securities
  (Years)                      19.11
------------------------------------
Leverage-Adjusted Duration      7.68
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month        13.53%         8.45%
(Cumulative)
------------------------------------
1-Year          9.47%         8.30%
------------------------------------
Since

Inception       8.19%         8.59%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         31.4%
------------------------------------
Tax Obligation/Limited         19.0%
------------------------------------
Healthcare                     10.3%
------------------------------------
Utilities                      10.2%
------------------------------------
Water and Sewer                 7.9%
------------------------------------
U.S. Guaranteed                 7.9%
------------------------------------
Education and Civic
  Organizations                 4.8%
------------------------------------
Other                           8.5%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

Nuveen Ohio Quality Income Municipal Fund, Inc.
NUO

Performance
     OVERVIEW  As of January 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              63%
AA                               22%
A                                 8%
BBB                               5%
BB or Lower                       1%
NR                                1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                           0.0835
Mar                           0.0835
Apr                           0.0835
May                           0.0835
Jun                           0.0835
Jul                           0.0835
Aug                           0.0835
Sep                           0.0835
Oct                           0.0835
Nov                           0.0835
Dec                           0.0835
Jan                           0.0835

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        18.28
                              18.13
                              18.14
                              18.05
                              18.1
                              18.15
                              18.07
                              18.08
                              18.07
                              18.08
                              18.08
                              18.01
                              18.03
                              18.06
                              18.07
                              18.13
                              18.4
                              18.45
                              18.35
                              18.35
                              18.35
                              18.48
                              18.4
                              18.3
                              18.4
                              18.68
                              18.68
                              18.55
                              18.28
                              18.49
                              18.66
                              18.65
                              18.74
                              18.73
                              18.73
                              18.55
                              18.48
                              18.69
                              18.75
                              18.78
                              18.53
                              18.48
                              18.46
                              18.45
                              18.3
                              18
                              17.9
                              18
                              17.78
                              17.89
                              17.45
                              17.5
                              17.47
                              17.3
                              17.05
                              17.08
                              16.7
                              16.6
                              16.55
                              16.23
                              16.22
                              15.7
                              15.95
                              16
                              16
                              16
                              16.02
                              16.05
                              15.8
                              15.4
                              15.39
                              15.4
                              15.32
                              15.31
                              15.4
                              15.4
                              15.46
                              15.55
                              15.53
                              15.6
                              15.84
                              15.85
                              15.91
                              15.93
                              15.93
                              15.91
                              15.94
                              16.05
                              16.09
                              16.03
                              16.01
                              16.24
                              16.05
                              15.78
                              15.72
                              15.63
                              15.64
                              15.62
                              15.75
                              15.75
                              15.67
                              15.68
                              15.72
                              15.7
                              15.6
                              15.7
                              15.84
                              16.03
                              16.04
                              16.29
                              16.44
                              16.58
                              16.6
                              16.44
                              16.44
                              16.43
                              16.62
                              16.66
                              16.8
                              16.7
                              16.5
                              16.64
                              16.6
                              16.3
                              16.24
                              16.25
                              16.3
                              16.3
                              16.32
                              16.36
                              16.41
                              16.42
                              16.51
                              16.45
                              16.4
                              16.45
                              16.4
                              16.4
                              16.43
                              16.51
                              16.38
                              16.52
                              16.6
                              16.65
                              16.65
                              16.71
                              16.8
                              16.88
                              16.99
                              17
                              17.05
                              16.91
                              16.89
                              16.97
                              16.88
                              16.86
                              16.91
                              16.86
                              16.75
                              16.86
                              16.85
                              16.8
                              16.9
                              16.98
                              16.95
                              16.9
                              16.84
                              16.9
                              17
                              17.06
                              17.05
                              17.13
                              16.9
                              16.98
                              16.94
                              17
                              16.94
                              16.97
                              17.1
                              17.05
                              17.09
                              17.2
                              17.17
                              17.09
                              16.98
                              17.06
                              17.05
                              17.04
                              17.15
                              17.22
                              17.29
                              17.51
                              17.51
                              17.45
                              17.3
                              17.35
                              17.6
                              17.42
                              17.36
                              17.37
                              17.39
                              17.29
                              17.4
                              17.43
                              17.54
                              17.61
                              17.74
                              17.65
                              17.84
                              17.8
                              17.8
                              17.88
                              17.87
                              17.82
                              18.04
                              17.91
                              17.98
                              18.29
                              18.4
                              18.2
                              18.25
                              18.22
                              18.08
                              18.1
                              18.05
                              18.09
                              18.13
                              18.1
                              18.05
                              18.16
                              18.21
                              18.2
                              18.42
                              18.5
                              18.51
                              18.67
                              18.45
                              18.427
                              18.45
                              18.6
                              18.4
                              18.19
                              18.1
                              17.85
                              17.8
                              18.15
                              18.4
                              18.59
                              18.7
                              18.5
                              18.6
                              18.7
                              18.8
                              18.85
                              18.6
1/31/05                       18.89


FUND SNAPSHOT
------------------------------------
Share Price                   $18.89
------------------------------------
Common Share
Net Asset Value               $16.84
------------------------------------
Premium/(Discount) to NAV     12.17%
------------------------------------
Market Yield                   5.30%
------------------------------------
Taxable-Equivalent Yield1      7.91%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $163,186
------------------------------------
Average Effective
Maturity on Securities
  (Years)                      16.88
------------------------------------
Leverage-Adjusted Duration      7.57
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month        19.41%         7.29%
(Cumulative)
------------------------------------
1-Year          9.50%         7.37%
------------------------------------
5-Year         10.32%         8.87%
------------------------------------
10-Year         8.95%         7.83%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         31.2%
------------------------------------
Healthcare                     17.4%
------------------------------------
U.S. Guaranteed                10.1%
------------------------------------
Water and Sewer                 7.9%
------------------------------------
Education and Civic
  Organizations                 6.6%
------------------------------------
Housing/Multifamily             6.5%
------------------------------------
Transportation                  5.5%
------------------------------------
Utilities                       4.9%
------------------------------------
Other                           9.9%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0354 per share.

Nuveen Ohio Dividend Advantage Municipal Fund
NXI

Performance
     OVERVIEW  As of January 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              51%
AA                               23%
A                                12%
BBB                              11%
BB or Lower                       2%
NR                                1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Feb                            0.081
Mar                            0.081
Apr                            0.081
May                            0.081
Jun                            0.081
Jul                            0.081
Aug                            0.081
Sep                            0.081
Oct                            0.081
Nov                            0.081
Dec                            0.081
Jan                            0.081

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        16
                              16.07
                              16.14
                              16.17
                              16.2
                              16.2
                              16.24
                              16.45
                              16.73
                              16.9
                              16.82
                              16.88
                              16.51
                              16.49
                              16.49
                              16.6
                              16.7
                              16.7
                              16.75
                              16.75
                              16.75
                              16.76
                              16.76
                              16.88
                              16.95
                              16.94
                              16.92
                              16.77
                              16.89
                              16.85
                              16.9
                              16.96
                              17.24
                              17.2
                              16.96
                              16.95
                              17
                              17.02
                              16.91
                              16.92
                              17.02
                              16.97
                              17.07
                              16.82
                              16.3
                              16.1
                              15.69
                              15.7
                              15.89
                              15.65
                              15.24
                              15.26
                              15
                              15.1
                              15.09
                              15.37
                              15.19
                              15.13
                              15.05
                              14.95
                              14.71
                              14.64
                              14.63
                              14.65
                              14.74
                              14.65
                              14.5
                              14.5
                              14.19
                              13.91
                              13.95
                              14.06
                              14.35
                              14.36
                              14.57
                              14.51
                              14.6
                              14.48
                              14.48
                              14.19
                              14.49
                              14.76
                              14.56
                              14.56
                              14.56
                              14.35
                              14.36
                              14.3
                              14.17
                              14.17
                              14.24
                              14.12
                              14.31
                              14.13
                              14.26
                              14.35
                              14.4
                              14.44
                              14.51
                              14.36
                              14.39
                              14.65
                              14.57
                              14.41
                              14.35
                              14.24
                              14.45
                              14.6
                              14.8
                              14.65
                              14.98
                              14.81
                              14.76
                              14.64
                              14.69
                              15.06
                              15
                              15.1
                              15.08
                              14.86
                              14.71
                              14.86
                              14.71
                              14.72
                              14.8
                              14.71
                              14.8
                              14.8
                              14.79
                              14.86
                              14.86
                              14.85
                              15.07
                              15.21
                              15.16
                              15.21
                              15.27
                              15.25
                              15.25
                              15.5
                              15.56
                              15.55
                              15.87
                              15.9
                              16.01
                              15.85
                              15.61
                              15.72
                              15.85
                              15.95
                              16
                              16.04
                              15.95
                              15.95
                              16.25
                              16.39
                              16.39
                              16.42
                              16.04
                              16.1
                              16.1
                              16.01
                              16.15
                              16.35
                              16.42
                              16.23
                              16.22
                              16.37
                              16.23
                              16.35
                              16.3
                              16.2
                              16.21
                              16.29
                              16.2
                              16.1
                              16.22
                              16.22
                              16.24
                              16.4
                              16.38
                              16.39
                              16.4
                              16.32
                              16.26
                              16.3
                              16.43
                              16.49
                              16.62
                              16.63
                              16.55
                              16.65
                              16.65
                              16.74
                              16.77
                              16.65
                              16.67
                              16.58
                              16.55
                              16.55
                              16.47
                              16.6
                              16.6
                              16.6
                              16.44
                              16.89
                              16.89
                              16.72
                              16.61
                              16.6
                              16.6
                              16.69
                              16.75
                              16.73
                              16.78
                              16.55
                              16.71
                              16.8
                              16.8
                              16.8
                              16.95
                              17.1
                              17
                              16.95
                              16.88
                              16.9
                              16.74
                              16.57
                              16.55
                              16.64
                              16.79
                              16.8
                              17.31
                              17.47
                              17.24
                              17.75
                              17.65
                              18
                              17.38
                              17.45
                              17.25
                              17.25
                              17.07
                              16.39
                              16.44
                              16.44
                              16.4
                              16.48
                              16.61
                              16.34
                              16.45
                              16.46
                              16.26
                              16.26
                              16.27
1/31/05                       16.21

FUND SNAPSHOT
------------------------------------
Share Price                   $16.21
------------------------------------
Common Share
Net Asset Value               $15.78
------------------------------------
Premium/(Discount) to NAV      2.72%
------------------------------------
Market Yield                   6.00%
------------------------------------
Taxable-Equivalent Yield1      8.96%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $66,787
------------------------------------
Average Effective
Maturity on Securities
  (Years)                      17.73
------------------------------------
Leverage-Adjusted Duration      7.25
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month        12.79%         8.18%
(Cumulative)
------------------------------------
1-Year          7.70%         8.88%
------------------------------------
Since
Inception       8.17%         8.90%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         29.7%
------------------------------------
Education and Civic
  Organizations                17.0%
------------------------------------
Healthcare                     14.5%
------------------------------------
Utilities                       8.6%
------------------------------------
Tax Obligation Limited          8.0%
------------------------------------
Water and Sewer                 6.8%
------------------------------------
Housing/Multifamily             5.0%
------------------------------------
Other                          10.4%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

Nuveen Ohio Dividend Advantage Municipal Fund 2
NBJ

Performance
     OVERVIEW  As of January 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              68%
AA                               13%
A                                10%
BBB                               8%
NR                                1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                            0.077
Mar                            0.077
Apr                            0.077
May                            0.077
Jun                            0.077
Jul                            0.077
Aug                            0.077
Sep                            0.077
Oct                            0.077
Nov                            0.077
Dec                            0.077
Jan                            0.077

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        16.15
                              16.1
                              16
                              16.16
                              16.14
                              16.02
                              16.07
                              15.92
                              15.98
                              16
                              16.03
                              16
                              15.95
                              15.92
                              15.93
                              15.94
                              15.92
                              15.96
                              15.97
                              15.97
                              16.02
                              15.99
                              15.9
                              15.89
                              16.09
                              16.08
                              16.08
                              16.07
                              15.93
                              15.95
                              16.09
                              16.15
                              16.3
                              16.25
                              16.11
                              16.17
                              16.17
                              16.14
                              16.18
                              16.42
                              16.4
                              16.2
                              16.25
                              16.25
                              15.8
                              15.6
                              15.18
                              15.18
                              15.12
                              15.1
                              14.61
                              14.74
                              14.54
                              14.6
                              14.6
                              14.35
                              14.35
                              14.5
                              14.3
                              14.15
                              14.09
                              14.05
                              13.88
                              14.05
                              14.3
                              14.08
                              14.2
                              14.25
                              14.15
                              13.75
                              13.75
                              13.85
                              13.82
                              13.95
                              13.77
                              13.97
                              14.09
                              13.96
                              14
                              13.97
                              14
                              14.05
                              14.04
                              14.05
                              14.05
                              14.1
                              13.95
                              13.9
                              13.76
                              13.81
                              13.85
                              13.63
                              13.7
                              13.52
                              13.6
                              13.6
                              13.68
                              13.8
                              13.8
                              13.55
                              13.65
                              13.62
                              13.77
                              13.8
                              13.75
                              13.85
                              13.89
                              14.01
                              14.15
                              14.15
                              14.15
                              14.13
                              14.29
                              14.25
                              14.61
                              14.63
                              14.62
                              14.8
                              14.65
                              14.6
                              14.62
                              14.62
                              14.51
                              14.63
                              14.63
                              14.63
                              14.7
                              14.7
                              14.65
                              14.7
                              14.7
                              14.95
                              15.09
                              15.04
                              15.03
                              15.11
                              15.18
                              15.1
                              15.05
                              15.05
                              15
                              15
                              15.2
                              15.5
                              15.18
                              15.17
                              15.35
                              15.45
                              15.47
                              15.48
                              15.48
                              15.48
                              15.48
                              15.8
                              15.61
                              15.53
                              15.7
                              15.57
                              15.45
                              15.5
                              15.57
                              15.63
                              15.52
                              15.58
                              15.51
                              15.75
                              15.58
                              15.56
                              15.57
                              15.65
                              15.55
                              15.5
                              15.45
                              15.34
                              15.36
                              15.35
                              15.52
                              15.65
                              15.7
                              15.72
                              15.6
                              15.75
                              15.93
                              15.93
                              15.95
                              15.99
                              16
                              16
                              16.1
                              15.93
                              16.03
                              16.2
                              16.2
                              16.3
                              16.38
                              16.41
                              16.4
                              16.33
                              16.2
                              16.15
                              16.05
                              16.17
                              16.2
                              16.25
                              16.27
                              16.12
                              16.25
                              16.27
                              16.36
                              16.14
                              16.1
                              16.15
                              16.15
                              16.02
                              16.15
                              16.05
                              16.22
                              16.12
                              16.11
                              16.13
                              16.18
                              16.28
                              16.28
                              16.3
                              16.24
                              16.3
                              16.3
                              16.36
                              16.39
                              16.3
                              16.3
                              16.32
                              16.53
                              16.41
                              16.5
                              16.65
                              17.16
                              16.75
                              16.62
                              16.52
                              16.58
                              16.41
                              16.55
                              15.9
                              16.08
                              16
                              16.09
                              16.15
                              15.98
                              15.99
                              16
                              16
                              15.97
                              15.99
                              16.16
1/31/05                       16.09


FUND SNAPSHOT
------------------------------------
Share Price                   $16.09
------------------------------------
Common Share
Net Asset Value               $15.63
------------------------------------
Premium/(Discount) to NAV      2.94%
------------------------------------
Market Yield                   5.74%
------------------------------------
Taxable-Equivalent Yield1      8.57%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $48,729
------------------------------------
Average Effective
Maturity on Securities (Years) 17.23
------------------------------------
Leverage-Adjusted Duration      8.54
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month         2.81%         8.62%
(Cumulative)
------------------------------------
1-Year          5.52%         9.22%
------------------------------------
Since
Inception       8.14%         8.76%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         36.8%
------------------------------------
Healthcare                     15.8%
------------------------------------
Tax Obligation/Limited         11.2%
------------------------------------
Education and Civic
  Organizations                 8.6%
------------------------------------
Utilities                       6.0%
------------------------------------
Consumer Staples                5.7%
------------------------------------
Transportation                  5.3%
------------------------------------
Water and Sewer                 5.2%
------------------------------------
Other                           5.4%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0225 per share.

Nuveen Ohio Dividend Advantage Municipal Fund 3
NVJ

Performance
     OVERVIEW  As of January 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              55%
AA                               22%
A                                16%
BBB                               7%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                            0.073
Mar                            0.073
Apr                            0.073
May                            0.073
Jun                            0.073
Jul                            0.073
Aug                            0.073
Sep                            0.073
Oct                            0.073
Nov                            0.073
Dec                            0.073
Jan                            0.073

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/04                        15.84
                              15.7
                              15.7
                              15.68
                              16.1
                              16.1
                              16.1
                              16.1
                              15.82
                              15.99
                              16
                              16
                              16.21
                              16.25
                              16.5
                              16.41
                              16.3
                              16.35
                              16.43
                              16.43
                              16.11
                              15.94
                              15.95
                              15.95
                              15.95
                              16.02
                              16.04
                              16.04
                              16.06
                              16.06
                              16
                              16.08
                              16.23
                              16.5
                              16.6
                              16.61
                              16.61
                              16.41
                              16.41
                              16.55
                              16.55
                              16.39
                              16.33
                              16.48
                              15.89
                              15.8
                              15.61
                              15
                              15.05
                              14.95
                              14.95
                              14.55
                              14.42
                              14.6
                              14.59
                              14.61
                              14.39
                              14.33
                              14.05
                              14
                              13.86
                              13.83
                              13.82
                              13.8
                              13.9
                              13.72
                              13.79
                              13.75
                              13.35
                              13.35
                              13.38
                              13.2
                              13.2
                              13.1
                              13.22
                              13.22
                              13.25
                              13.32
                              13.41
                              13.47
                              13.34
                              13.39
                              13.56
                              13.6
                              13.6
                              13.72
                              13.39
                              13.46
                              13.74
                              13.79
                              13.7
                              13.6
                              13.65
                              13.43
                              13.4
                              13.4
                              13.26
                              13.26
                              13.31
                              13.47
                              13.34
                              13.5
                              13.41
                              13.5
                              13.6
                              13.49
                              13.61
                              13.61
                              13.7
                              13.7
                              13.85
                              14
                              14
                              13.82
                              14.29
                              14.5
                              14.5
                              14.4
                              14.4
                              14.3
                              14.2
                              14.2
                              14.31
                              14.35
                              14.39
                              14.2
                              14.3
                              14.3
                              14.25
                              14.35
                              14.34
                              14.35
                              14.46
                              14.37
                              14.5
                              14.54
                              14.55
                              14.55
                              14.56
                              14.63
                              14.49
                              14.5
                              14.54
                              14.65
                              14.65
                              14.65
                              14.89
                              15.1
                              15.03
                              15.05
                              15.3
                              15.05
                              15.08
                              15.2
                              15.5
                              15.45
                              15.4
                              15.13
                              15.13
                              15.07
                              15.19
                              15.1
                              15.1
                              15.11
                              15.1
                              14.95
                              15.01
                              15.12
                              15.09
                              15.12
                              15.06
                              15.05
                              14.88
                              14.94
                              14.83
                              14.82
                              15
                              15.15
                              15.01
                              14.89
                              15.06
                              15
                              14.95
                              15
                              15.19
                              14.96
                              14.96
                              14.96
                              14.91
                              14.96
                              15.07
                              15.03
                              15.03
                              15.08
                              15.3
                              15.22
                              15.12
                              15.1
                              15.16
                              15.34
                              15.46
                              15.5
                              15.5
                              15.4
                              15.4
                              15.46
                              15.65
                              15.82
                              16.2
                              16.1
                              15.94
                              16.2
                              16.05
                              16.12
                              16.12
                              16.12
                              16.12
                              16.12
                              16.14
                              16.25
                              16.24
                              16.3
                              16.29
                              16.31
                              16.478
                              16.5
                              16.64
                              16.61
                              16.61
                              16.66
                              16.5
                              16.35
                              16.58
                              16.6
                              16.49
                              16.87
                              17.28
                              17.28
                              17.1
                              17
                              16.95
                              16.7
                              16.59
                              16.2
                              16.08
                              16.01
                              16.01
                              16.04
                              16
                              15.7
                              15.8
                              15.8
                              15.69
                              15.7
                              15.73
1/31/05                       15.79


FUND SNAPSHOT
------------------------------------
Share Price                   $15.79
------------------------------------
Common Share
Net Asset Value               $15.76
------------------------------------
Premium/(Discount) to NAV      0.19%
------------------------------------
Market Yield                   5.55%
------------------------------------
Taxable-Equivalent Yield1      8.28%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $34,008
------------------------------------
Average Effective
Maturity on Securities (Years) 16.97
------------------------------------
Leverage-Adjusted Duration      9.04
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month        13.69%         8.71%
(Cumulative)
------------------------------------
1-Year          6.43%         8.42%
------------------------------------
Since
Inception       8.02%         9.65%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         32.8%
------------------------------------
Healthcare                     15.8%
------------------------------------
Tax Obligation/Limited         15.2%
------------------------------------
Education and Civic
  Organizations                 9.3%
------------------------------------
Water and Sewer                 8.7%
------------------------------------
Transportation                  6.2%
------------------------------------
Consumer Staples                4.1%
------------------------------------
Other                           7.9%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0183 per share.


Shareholder
           MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois, on November 17, 2004.
                                              NUM                              NMP                              NZW
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                    Common and                       Common and                        Common and
                                 MuniPreferred   MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred     MuniPreferred
                                 shares voting   shares voting    shares voting    shares voting    shares voting     shares voting
                                      together        together         together         together         together          together
                                    as a class      as a class       as a class       as a class       as a class        as a class
====================================================================================================================================
Robert P. Bremner
   For                              10,572,136              --        6,854,182               --        2,001,499                --
   Withhold                            102,010              --           91,746               --           10,148                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            10,674,146              --        6,945,928               --        2,011,647                --
====================================================================================================================================
Lawrence H. Brown
   For                              10,568,667              --        6,851,967               --        1,992,899                --
   Withhold                            105,479              --           93,961               --           18,748                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            10,674,146              --        6,945,928               --        2,011,647                --
====================================================================================================================================
Jack B. Evans
   For                              10,566,727              --        6,854,632               --        2,001,499                --
   Withhold                            107,419              --           91,296               --           10,148                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            10,674,146              --        6,945,928               --        2,011,647                --
====================================================================================================================================
William C. Hunter
   For                              10,563,420              --        6,854,367               --        2,001,499                --
   Withhold                            110,726              --           91,561               --           10,148                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            10,674,146              --        6,945,928               --        2,011,647                --
====================================================================================================================================
William J. Schneider
   For                                      --           3,593               --            2,192               --               636
   Withhold                                 --              21               --                7               --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --           3,614               --            2,199               --               636
====================================================================================================================================
Timothy R. Schwertfeger
   For                                      --           3,593               --            2,192               --               636
   Withhold                                 --              21               --                7               --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --           3,614               --            2,199               --               636
====================================================================================================================================
Judith M. Stockdale
   For                              10,561,279              --        6,854,212               --        2,001,499                --
   Withhold                            112,867              --           91,716               --           10,148                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            10,674,146              --        6,945,928               --        2,011,647                --
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)
                                                                               NUO                              NXI
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                                     Common and                        Common and
                                                                  MuniPreferred    MuniPreferred    MuniPreferred     MuniPreferred
                                                                  shares voting    shares voting    shares voting     shares voting
                                                                       together         together         together          together
                                                                     as a class       as a class       as a class        as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                8,727,410               --        4,126,440                --
   Withhold                                                              74,224               --           23,660                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              8,801,634               --        4,150,100                --
====================================================================================================================================
Lawrence H. Brown
   For                                                                8,726,087               --        4,124,415                --
   Withhold                                                              75,547               --           25,685                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              8,801,634               --        4,150,100                --
====================================================================================================================================
Jack B. Evans
   For                                                                8,720,442               --        4,126,440                --
   Withhold                                                              81,192               --           23,660                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              8,801,634               --        4,150,100                --
====================================================================================================================================
William C. Hunter
   For                                                                8,716,779               --        4,126,440                --
   Withhold                                                              84,855               --           23,660                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              8,801,634               --        4,150,100                --
====================================================================================================================================
William J. Schneider
   For                                                                       --            2,974               --             1,200
   Withhold                                                                  --               33               --                21
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     --            3,007               --             1,221
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                       --            2,974               --             1,200
   Withhold                                                                  --               33               --                21
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     --            3,007               --             1,221
====================================================================================================================================
Judith M. Stockdale
   For                                                                8,719,664               --        4,125,640                --
   Withhold                                                              81,970               --           24,460                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              8,801,634               --        4,150,100                --
====================================================================================================================================

                                                                               NBJ                              NVJ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                     Common and                        Common and
                                                                  MuniPreferred    MuniPreferred    MuniPreferred     MuniPreferred
                                                                  shares voting    shares voting    shares voting     shares voting
                                                                       together         together         together          together
                                                                     as a class       as a class       as a class        as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                3,036,346               --        2,103,575                --
   Withhold                                                              17,855               --           24,002                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              3,054,201               --        2,127,577                --
====================================================================================================================================
Lawrence H. Brown
   For                                                                3,030,372               --        2,102,575                --
   Withhold                                                              23,829               --           25,002                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              3,054,201               --        2,127,577                --
====================================================================================================================================
Jack B. Evans
   For                                                                3,031,631               --        2,103,575                --
   Withhold                                                              22,570               --           24,002                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              3,054,201               --        2,127,577                --
====================================================================================================================================
William C. Hunter
   For                                                                3,021,947               --        2,093,575                --
   Withhold                                                              32,254               --           34,002                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              3,054,201               --        2,127,577                --
====================================================================================================================================
William J. Schneider
   For                                                                       --              881               --               660
   Withhold                                                                  --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     --              881               --               660
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                       --              881               --               660
   Withhold                                                                  --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     --              881               --               660
====================================================================================================================================
Judith M. Stockdale
   For                                                                3,036,346               --        2,103,575                --
   Withhold                                                              17,855               --           24,002                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              3,054,201               --        2,127,577                --
====================================================================================================================================

                        Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.5% (5.7% OF TOTAL INVESTMENTS)

$       1,720   Ferris State College, Michigan, General Revenue Bonds,                4/08 at 100.00         AAA     $    1,815,907
                 Series 1998, 5.000%, 10/01/23 - AMBAC Insured

        1,685   Michigan Higher Education Facilities Authority, Limited               9/11 at 100.00         Aaa          1,901,640
                 Obligation Revenue Refunding Bonds, Kettering University,
                 Series 2001, 5.500%, 9/01/17 - AMBAC Insured

        1,500   Michigan Higher Education Student Loan Authority, Revenue               No Opt. Call         AAA          1,627,815
                 Bonds, Series 2000 XII-T, 5.300%, 9/01/10 (Alternative
                 Minimum Tax) - AMBAC Insured

        1,000   Michigan Higher Education Student Loan Authority, Revenue             9/12 at 100.00         AAA          1,059,270
                 Bonds, Series 2002 XVII-G, 5.200%, 9/01/20 (Alternative
                 Minimum Tax) - AMBAC Insured

                Michigan Technological University, General Revenue Bonds,
                Series 2004A:
        1,060    5.000%, 10/01/21 - MBIA Insured                                     10/13 at 100.00         AAA          1,146,538
        1,115    5.000%, 10/01/22 - MBIA Insured                                     10/13 at 100.00         AAA          1,201,000
        1,170    5.000%, 10/01/23 - MBIA Insured                                     10/13 at 100.00         AAA          1,255,808

                Wayne State University, Michigan, General Revenue Bonds,
                Series 1999:
        3,430    5.250%, 11/15/19 - FGIC Insured                                     11/09 at 101.00         AAA          3,789,498
        1,000    5.125%, 11/15/29 - FGIC Insured                                     11/09 at 101.00         AAA          1,059,630

        1,000   Western Michigan University, General Revenue Refunding               11/13 at 100.00         AAA          1,085,940
                 Bonds, Series 2003, 5.000%, 11/15/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.6% (12.5% OF TOTAL INVESTMENTS)

        2,900   Dearborn Hospital Finance Authority, Michigan, Hospital              11/05 at 102.00         AAA          3,025,570
                 Revenue Bonds, Oakwood Obligated Group, Series 1995A,
                 5.875%, 11/15/25 - FGIC Insured

        1,235   Hancock Hospital Finance Authority, Michigan, FHA-Insured             8/08 at 100.00         AAA          1,321,252
                 Mortgage Hospital Revenue Bonds, Portage Health System
                 Inc., Series 1998,  5.450%, 8/01/47 - MBIA Insured

        3,500   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/11 at 101.00          AA          3,722,705
                 Spectrum Health, Series 2001A, 5.250%, 1/15/21

        1,709   Michigan State Hospital Finance Authority, Collateralized Loan,         No Opt. Call        Baa2          1,723,902
                 Detroit Medical Center, Series 2001, 7.360%, 3/01/07

        1,500   Michigan State Hospital Finance Authority, Hospital Revenue           3/13 at 100.00          A1          1,641,405
                 Refunding Bonds, Henry Ford Health System, Series 2003A,
                 5.625%, 3/01/17

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00           A          1,083,370
                 Refunding Bonds, OSF Healthcare System, Series 1999,
                 6.125%, 11/15/19

        1,700   Michigan State Hospital Finance Authority, Hospital Revenue           8/09 at 101.00         AAA          1,900,226
                 Refunding Bonds, Mercy Health Services Obligated Group,
                 Series 1999X,  5.750%, 8/15/19 - MBIA Insured

                Michigan State Hospital Finance Authority, Hospital Revenue
                Refunding Bonds, Mercy Mt. Clemens Corporation Obligated
                Group, Series 1999A:
        3,385    5.750%, 5/15/17 - MBIA Insured                                       5/09 at 101.00         AAA          3,765,643
          500    5.750%, 5/15/29 - MBIA Insured                                       5/09 at 101.00         AAA            547,425

        2,700   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         Ba3          2,396,682
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.250%, 8/15/28

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00        BBB+          1,044,880
                 Refunding Bonds, Memorial Healthcare Center Obligated
                 Group, Series 1999, 5.875%, 11/15/21

        5,000   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00          A1          5,367,700
                 Bonds, Henry Ford Health System, Series 1999A,
                 6.000%, 11/15/24

        5,500   Royal Oak Hospital Finance Authority, Michigan, Hospital             11/11 at 100.00         AAA          5,781,325
                 Revenue Bonds, William Beaumont Hospital, Series 2001M,
                 5.250%, 11/15/31 - MBIA Insured

        2,195   University of Michigan, Medical Service Plan Revenue Bonds,             No Opt. Call         AA+          1,801,041
                 Series 1991, 0.000%, 12/01/10


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY - 5.4% (3.6% OF TOTAL INVESTMENTS)

$       2,675   Michigan Housing Development Authority, FNMA Limited                 12/20 at 101.00         AAA     $    2,885,683
                 Obligation Multifamily Housing Revenue Bonds, Parkview
                 Place Apartments, Series 2002A, 5.550%, 12/01/34
                 (Alternative Minimum Tax)

        1,800   Michigan Housing Development Authority, FNMA Enhanced                 9/15 at 100.00         Aaa          1,857,240
                 Limited Obligation Multifamily Revenue Bonds, Renaissance
                 Apartments, Series 2002, 5.500%, 8/01/35 (Alternative
                 Minimum Tax)

        3,115   Michigan Housing Development Authority, Rental Housing                6/05 at 102.00         AAA          3,195,865
                 Revenue Bonds, Series 1995B, 6.150%, 10/01/15 -
                 MBIA Insured

        2,110   Michigan Housing Development Authority, Rental Housing                4/09 at 101.00         AAA          2,157,581
                 Revenue Bonds, Series 1999A, 5.300%, 10/01/37
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.6% (0.4% OF TOTAL INVESTMENTS)

        1,000   Michigan Housing Development Authority, Single Family                 1/11 at 100.00         AAA          1,059,800
                 Mortgage Revenue Bonds, Series 2001, 5.300%, 12/01/16
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.8% (1.2% OF TOTAL INVESTMENTS)

        3,300   Michigan State Hospital Finance Authority, Hospital Revenue           1/07 at 102.00         N/R          3,142,788
                 Bonds, Presbyterian Villages of Michigan Obligated Group,
                 Series 1997, 6.375%, 1/01/25

          200   Michigan Strategic Fund, Limited Obligation Revenue                   7/08 at 101.00        BBB+            201,906
                 Refunding Bonds, Porter Hills Presbyterian Village,
                 Series 1998, 5.375%, 7/01/28


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 0.9% (0.6% OF TOTAL INVESTMENTS)

        1,750   Dickinson County Economic Development Corporation,                   11/14 at 100.00         BBB          1,775,200
                 Michigan, Pollution Control Revenue Bonds, International
                 Paper Company, Series 2004A, 4.800%, 11/01/18


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 41.6% (28.0% OF TOTAL INVESTMENTS)

                Allegan County Public School District, Michigan, General
                Obligation Bonds, Series 2000:
        1,850    5.600%, 5/01/20 - FSA Insured                                        5/10 at 100.00         AAA          2,050,929
        1,435    5.750%, 5/01/30 - FSA Insured                                        5/10 at 100.00         AAA          1,596,538

                Anchor Bay School District, Macomb and St. Clair Counties,
                Michigan, Unlimited Tax General Obligation Refunding
                Bonds, Series 2001:
        2,500    5.000%, 5/01/21                                                      5/11 at 100.00         AA+          2,699,700
        3,200    5.000%, 5/01/29                                                      5/11 at 100.00         AA+          3,309,888

        1,000   Anchor Bay School District, Macomb and St. Clair Counties,            5/12 at 100.00         AA+          1,065,840
                 Michigan, General Obligation Refunding Bonds, Series 2002,
                 5.000%, 5/01/25

        1,000   Belding School District, Ionia, Kent and Montcalm Counties,           5/08 at 100.00         AAA          1,047,840
                 Michigan, General Obligation Refunding Bonds, Series 1998,
                 5.000%, 5/01/26 - AMBAC Insured

        1,200   Birmingham, Michigan, General Obligation Bonds,                      10/12 at 100.50         AAA          1,302,348
                 Series 2002, 5.000%, 10/01/20

        1,320   Bridgeport Spaulding Community School District, Saginaw               5/12 at 100.00         AA+          1,482,294
                 County, Michigan, General Obligation Bonds, Series 2002,
                 5.500%, 5/01/16

        2,110   Caledonia Community Schools, Kent, Allegan and Barry                  5/13 at 100.00         AA+          2,325,600
                 Counties, Michigan, General Obligation Bonds, Series 2003,
                 5.250%, 5/01/20

        1,000   Charlotte Public School District, Easton County, Michigan,            5/09 at 100.00         AAA          1,068,500
                 General Obligation Unlimited Tax School Building and Site
                 Bonds, Series 1999, 5.250%, 5/01/25 - FGIC Insured

        2,000   Clarkston Community Schools, Michigan, General Obligation             5/07 at 100.00         AAA          2,101,880
                 Bonds, School Bond Loan Fund - QSBLF, Series 1997,
                 5.250%, 5/01/23 - MBIA Insured

        1,195   Detroit, Michigan, General Obligation Bonds, Series 2004A-1,          4/14 at 100.00         AAA          1,316,818
                 5.250%, 4/01/24 - AMBAC Insured

        2,000   Detroit City School District, Wayne County, Michigan, General           No Opt. Call         AAA          2,459,400
                 Obligation Bonds, Series 2002A, 6.000%, 5/01/19 -
                 FGIC Insured

        1,065   Edwardsburg Public School, Cass County, Michigan, General             5/14 at 100.00         AAA          1,148,741
                 Obligation Bonds, Series 2004, 5.000%, 5/01/22 -
                 FSA Insured


                                       21


                        Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

                Fitzgerald Public School District, Macomb County, Michigan,
                General Obligation Bonds, Series 2004B:
$       1,150    5.000%, 5/01/16 - AMBAC Insured                                     11/14 at 100.00         AAA     $    1,273,855
        2,100    5.000%, 5/01/17 - AMBAC Insured                                     11/14 at 100.00         AAA          2,313,507

        1,085   Freeland Community School District, Saginaw, Midland and              5/10 at 100.00         AA+          1,186,990
                 Bay Counties, Michigan, General Obligation Bonds,
                 Series 2000, 5.250%, 5/01/19

        3,300   Grand Ledge Public Schools, Eaton, Clinton and Ionia                  5/05 at 102.00         AAA          3,387,615
                 Counties, Michigan, General Obligation Refunding Bonds,
                 Series 1995, 5.375%, 5/01/24 - MBIA Insured

                Grand Rapids and Kent County Joint Building Authority, Michigan,
                Limited Tax General Obligation Bonds, Devos Place Project,
                Series 2001:
        8,900    0.000%, 12/01/25                                                       No Opt. Call         AAA          3,333,317
        3,000    0.000%, 12/01/26                                                       No Opt. Call         AAA          1,055,970

        1,400   Howell Public Schools, Livingston County, Michigan, General          11/13 at 100.00         AA+          1,512,406
                 Obligation Bonds, Series 2003, 5.000%, 5/01/21

        1,500   Huron Valley School District, Oakland and Livingston                 11/11 at 100.00         AA+          1,693,305
                 Counties, Michigan, General Obligation Bonds, Series 2001,
                 5.500%, 5/01/17

        1,065   Jackson Public Schools, Jackson County, Michigan, General             5/14 at 100.00         AAA          1,148,741
                 Obligation School Building and Site Bonds, Series 2004,
                 5.000%, 5/01/22 - FSA Insured

        2,000   Lake Fenton Community Schools, Genesee County, Michigan,              5/12 at 100.00         AA+          2,138,300
                 General Obligation Bonds, Series 2002, 5.000%, 5/01/24

        1,790   Lansing Building Authority, Michigan, General Obligation Bonds,       6/13 at 100.00         AAA          1,891,654
                 Series 2003A, 5.000%, 6/01/26 - MBIA Insured

        1,785   Livonia Public Schools, Wayne County, Michigan, General               5/14 at 100.00         AAA          1,933,976
                 Obligation Bonds, Series 2004A, 5.000%, 5/01/21 -
                 MBIA Insured

        4,000   Michigan, General Obligation Bonds, Environmental Protection          5/13 at 100.00         AA+          4,437,120
                 Program, Series 2003A, 5.250%, 5/01/20

        4,300   Montcalm County Building Authority, Michigan, Correctional            5/10 at 100.00         AAA          4,606,633
                 Facility Improvement General Obligation Bonds, Series 2000,
                 5.250%, 5/01/25 - AMBAC Insured

        2,500   Montrose School District, Michigan, School Building and                 No Opt. Call         AAA          3,102,525
                 Site Bonds, Series 1997, 6.000%, 5/01/22 - MBIA Insured

        1,255   Morenci Area Schools, Lenawee County, Michigan, General               5/12 at 100.00         AAA          1,391,105
                 Obligation Bonds, Series 2002, 5.250%, 5/01/19 -
                 MBIA Insured

        1,625   Northville Public Schools, Wayne County, Michigan, General           11/11 at 100.00         AA+          1,815,986
                 Obligation Bonds, Series 2001, 5.375%, 5/01/18

        1,000   Oakland County Building Authority, Michigan, General                  9/11 at 100.00         AAA          1,068,040
                 Obligation Bonds, Series 2002, 5.125%, 9/01/22

        4,200   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          5,008,080
                 Refunding Bonds, Series 2001A, 5.500%, 7/01/20 -
                 MBIA Insured

        2,500   Taylor Building Authority, Wayne, Michigan, Limited Tax               3/10 at 100.00         AAA          2,712,450
                 General Obligation Bonds, Series 2000, 5.125%, 3/01/17 -
                 AMBAC Insured

        1,050   Warren Consolidated School District, Macomb and Oakland              11/11 at 100.00         AAA          1,176,095
                 Counties, Michigan, General Obligation Bonds, Series 2001,
                 5.375%, 5/01/19 - FSA Insured

        1,980   Washtenaw County Building Authority, Michigan, Limited                9/07 at 100.00         AAA          2,114,125
                 Tax General Obligation Bonds, Series 1999,
                 5.400%, 9/01/17 - FGIC Insured

        1,125   Whitehall District Schools, Muskegon County, Michigan,               11/11 at 100.00         AA+          1,269,979
                 General Obligation Bonds, Series 2001, 5.500%, 5/01/17

        1,725   Williamston Community School District, Michigan, Unlimited              No Opt. Call         AAA          2,029,997
                 Tax General Obligation QSBLF Bonds, Series 1996,
                 5.500%, 5/01/25 - MBIA Insured


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED - 23.1% (15.6% OF TOTAL INVESTMENTS)

$       1,800   Wayne County, Dearborn Heights, Michigan, Tax Increment              10/10 at 100.00         AAA     $    1,905,336
                 Financing Authority, Limited Tax General Obligation Bonds,
                 Police and Courthouse Facility, Series 2001A,
                 5.000%, 10/01/26 - MBIA Insured

        1,000   Grand Rapids Building Authority, Kent County, Michigan,                 No Opt. Call          AA          1,118,470
                 Limited Tax General Obligation Bonds, Series 1998,
                 5.000%, 4/01/16

        1,145   Grand Rapids Building Authority, Kent County, Michigan,              10/11 at 100.00         AAA          1,209,990
                 Limited Tax General Obligation Bonds, Series 2001,
                 5.125%, 10/01/26 - MBIA Insured

        1,100   Michigan Municipal Bond Authority, Clean Water Revolving             10/12 at 100.00         AAA          1,226,764
                 Fund Revenue Refunding Bonds, Series 2002,
                 5.250%, 10/01/18

           75   Michigan Municipal Bond Authority, Local Government Loan              5/05 at 100.00           A             75,235
                 Program Revenue Sharing Bonds, Series 1992D,
                 6.650%, 5/01/12

        4,210   Michigan Municipal Bond Authority, Clean Water Revolving             10/14 at 100.00         AAA          4,620,686
                 Fund Revenue Bonds, Series 2004, 5.000%, 10/01/19

        1,150   Michigan Municipal Bond Authority, Drinking Water Revolving          10/14 at 100.00         AAA          1,242,828
                 Fund Revenue Bonds, Series 2004, 5.000%, 10/01/23

                Michigan State Building Authority, Revenue Refunding Bonds,
                Facilities Program, Series 2003II:
        5,100    5.000%, 10/15/22 - MBIA Insured                                     10/13 at 100.00         AAA          5,494,077
        5,000    5.000%, 10/15/23 - MBIA Insured                                     10/13 at 100.00         AAA          5,367,300

                Michigan, Certificates of Participation, Series 2000:
        2,000    5.500%, 6/01/19 - AMBAC Insured                                      6/10 at 100.00         AAA          2,220,180
        2,000    5.500%, 6/01/27 - AMBAC Insured                                      6/10 at 100.00         AAA          2,186,860

        1,000   Michigan State Trunk Line, Fund Bonds, Series 2001A,                 11/11 at 100.00         AAA          1,066,750
                 5.000%, 11/01/25 - FSA Insured

        3,500   Michigan State Trunk Line, Fund Refunding Bonds, Series 2002,        10/12 at 100.00         AAA          3,870,895
                 5.250%, 10/01/21 - FSA Insured

        1,100   Muskegon County, Michigan, Limited Tax General Obligation             7/11 at 100.00         AAA          1,148,697
                 Wastewater Management System 2 Revenue Bonds,
                 Series 2002, 5.000%, 7/01/26 - FGIC Insured

        4,100   Puerto Rico, Highway Revenue Bonds, Highway and                       7/16 at 100.00           A          4,544,358
                 Transportation Authority, Series 1996Y, 5.500%, 7/01/36

          915   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB+          1,109,273
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

        5,000   Wayne County, Michigan, Limited Tax General Obligation               12/11 at 101.00         AAA          5,338,350
                 Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                 County Airport, Series 2001A, 5.000%, 12/01/21 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 0.6% (0.5% OF TOTAL INVESTMENTS)

        1,000   Capital Region Airport Authority, Michigan, Revenue                   7/12 at 100.00         AAA          1,065,300
                 Refunding Bonds, Series 2002, 5.250%, 7/01/21
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 25.9% (17.4% OF TOTAL INVESTMENTS)

        2,190   Anchor Bay School District, Macomb and St. Clair Counties,            5/09 at 100.00         AAA          2,466,509
                 Michigan, General Obligation Bonds, Series 1999I,
                 6.000%, 5/01/29 (Pre-refunded to 5/01/09) - FGIC Insured

          250   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            269,430
                 Asset Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,000   Detroit, Michigan, Sewerage Disposal System Revenue Bonds,            1/10 at 101.00         AAA          1,142,820
                 Series 1999A, 5.875%, 7/01/27 (Pre-refunded to 1/01/10) -
                 FGIC Insured

                Detroit, Michigan, Sewerage Disposal System Revenue Bonds,
                Series 1997A:
          950    5.500%, 7/01/20 (Pre-refunded to 7/01/07) - MBIA Insured             7/07 at 101.00         AAA          1,026,171
        2,050    5.500%, 7/01/20 (Pre-refunded to 7/01/07) - MBIA Insured             7/07 at 101.00         AAA

        2,000   Detroit, Michigan, Senior Lien Water Supply System Revenue            1/10 at 101.00         AAA          2,274,280
                 Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded to
                 1/01/10) - FGIC Insured

                Detroit, Michigan, Senior Lien Water Supply System Revenue
                Bonds, Series 2001A:
        3,400    5.750%, 7/01/28 (Pre-refunded to 7/01/11) - FGIC Insured             7/11 at 101.00         AAA          3,940,906
          770    5.250%, 7/01/33 (Pre-refunded to 7/01/11) - FGIC Insured             7/11 at 100.00         AAA            863,971

        1,000   East China School District, St. Clair County, Michigan,              11/11 at 100.00      AA+***          1,128,870
                 General Obligation Bonds, Series 2001, 5.500%, 5/01/20

        2,000   East Grand Rapids Public Schools, Kent County, Michigan,              5/09 at 100.00         AAA          2,252,520
                 Unlimited Tax General Obligation School Building and Site
                 Bonds, Series 2000, 6.000%, 5/01/29 (Pre-refunded
                 to 5/01/09) - FSA Insured


                                       23


                        Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** (continued)

$       2,000   Grand Rapids Township Economic Development Corporation,               7/09 at 101.00     BBB+***     $    2,220,960
                 Michigan, Limited Obligation Revenue Bonds, Porter Hills
                 Obligated Group, Cook Valley Estate Project, Series 1999,
                 5.450%, 7/01/29 (Pre-refunded to 7/01/09)

          725   Lake Orion Community School District, Oakland County,                 5/05 at 101.00         AAA            737,267
                 Michigan, Unlimited Tax General Obligation Refunding
                 Bonds, Series 1995, 5.500%, 5/01/20 - AMBAC Insured

        1,000   Mancelona Public School District, Antrim and Kalkaska                 5/06 at 100.00         AAA          1,035,520
                 Counties, Michigan, General Obligation School Building
                 and Site Bonds, Series 1997, 5.200%, 5/01/17 (Pre-refunded to 5/01/06) - FGIC Insured

        1,000   Michigan, Certificates of Participation, New Center                   9/11 at 100.00         AAA          1,127,210
                 Development Inc., Series 2001, 5.375%, 9/01/21
                 (Pre-refunded to 9/01/11) - MBIA Insured

                Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds, Ascension Health Credit Group, Series 1999A:
        1,000    6.125%, 11/15/23 (Pre-refunded to 11/15/09) - MBIA Insured          11/09 at 101.00         AAA          1,149,950
        2,500    6.125%, 11/15/26 (Pre-refunded to 11/15/09)                         11/09 at 101.00         AAA          2,874,875

        3,460   Michigan State Hospital Finance Authority, Hospital Revenue           5/08 at 101.00         AAA          3,630,613
                 Refunding Bonds, St. John's Health System, Series 1998A,
                 5.000%, 5/15/28 - AMBAC Insured

          250   Michigan South Central Power Agency, Power Supply System                No Opt. Call       A3***            289,075
                 Revenue Bonds, Series 2000, 6.000%, 5/01/12

        1,100   Michigan Strategic Fund, Limited Obligation Revenue                   7/08 at 101.00     BBB+***          1,204,489
                 Refunding Bonds, Porter Hills Presbyterian Village,
                 Series 1998, 5.375%, 7/01/28 (Pre-refunded to 7/01/08)

        2,875   Milan Area Schools, Washtenaw and Monroe Counties,                    5/10 at 100.00         AAA          3,259,100
                 Michigan, General Obligation Bonds, Series 2000A,
                 5.750%, 5/01/24 (Pre-refunded to 5/01/10) - FGIC Insured

        4,000   Pinckney Community Schools, Livingston and Washtenaw                  5/07 at 100.00         AAA          4,266,400
                 Counties, Michigan, Unlimited Tax General Obligation
                 School Building and Site Bonds, Series 1997,
                 5.500%, 5/01/27 (Pre-refunded to 5/01/07) - FGIC Insured

        1,125   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00        A***          1,296,934
                 Revenue Bonds, Series 2000B, 6.000%, 7/01/39
                 (Pre-refunded to 7/01/10)

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/05 at 100.00       A-***          1,014,320
                 Series 1995X, 5.500%, 7/01/25 (Pre-refunded to 7/01/05)

           85   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call     BBB+***            105,073
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

          685   Reeths-Puffer Schools, Muskegon County, Michigan, School              5/05 at 101.00         AAA            697,515
                 Building and Site Refunding Bonds, Series 1995,
                 5.750%, 5/01/15 (Pre-refunded to 5/01/05) - FGIC Insured

        1,000   Rochester Community School District, Oakland and Macomb               5/10 at 100.00         AAA          1,133,600
                 Counties, Michigan, General Obligation Bonds, Series 2000I,
                 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC Insured

        2,100   Romulus Community Schools, Wayne County, Michigan,                    5/09 at 100.00         AAA          2,344,272
                 Unlimited Tax General Obligation School Building and
                 Site Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded
                 to 5/01/09) - FGIC Insured

        2,600   West Bloomfield School District, Oakland County, Michigan,            5/10 at 100.00         AAA          2,966,184
                 Unlimited Tax General Obligation School Building and
                 Site Bonds, Series 2000, 5.900%, 5/01/18 (Pre-refunded
                 to 5/01/10) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.1% (8.1% OF TOTAL INVESTMENTS)

        3,000   Michigan Public Power Agency, Revenue Bonds, Combustion               1/12 at 100.00         AAA          3,258,120
                 Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 -
                 AMBAC Insured

        3,225   Michigan South Central Power Agency, Power Supply System                No Opt. Call          A3          3,604,647
                 Revenue Bonds, Series 2000, 6.000%, 5/01/12

        3,630   Michigan Strategic Fund, Limited Obligation Revenue                     No Opt. Call         AAA          4,856,613
                 Refunding Bonds, Detroit Edison Company, Series 1991BB,
                 7.000%, 5/01/21 - AMBAC Insured

        2,000   Michigan Strategic Fund, Limited Obligation Pollution                   No Opt. Call         Aaa          2,157,720
                 Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory
                 put 9/01/11) - AMBAC Insured

        4,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/11 at 100.00          A3          4,193,160
                 Pollution Control Revenue Refunding Bonds, Detroit
                 Edison Company, Series 2001C, 5.450%, 9/01/29

        3,000   Michigan Strategic Fund, Limited Obligation Revenue                  12/12 at 100.00         AAA          3,182,100
                 Refunding Bonds, Detroit Edison Company,  Series 2002C,
                 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       1,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA     $    1,061,800
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

          400   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA            434,680
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.6% (6.4% OF TOTAL INVESTMENTS)

        1,500   Detroit, Michigan, Sewerage Disposal System Revenue                   7/05 at 101.00         AAA          1,530,030
                 Refunding Bonds, Series 1995B, 5.250%, 7/01/21 -
                 MBIA Insured

        1,730   Detroit, Michigan, Sewerage Disposal System Revenue                   7/07 at 101.00         AAA          1,822,814
                 Bonds, Series 1997A, 5.000%, 7/01/22 - MBIA Insured

        1,500   Detroit, Michigan, Senior Lien Sewerage Disposal System                 No Opt. Call         AAA          1,756,575
                 Revenue Bonds, Series 2001B, 5.500%, 7/01/29 -
                 FGIC Insured

        2,000   Detroit, Michigan, Senior Lien Sewerage Disposal System               7/13 at 100.00         AAA          2,178,800
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/17 -
                 FSA Insured

                Detroit, Michigan, Senior Lien Water Supply System Revenue
                Bonds, Series 2003A:
        4,025    5.000%, 7/01/24 - MBIA Insured                                       7/13 at 100.00         AAA          4,305,663
        3,000    5.000%, 7/01/25 - MBIA Insured                                       7/13 at 100.00         AAA          3,199,020

          730   Detroit, Michigan, Senior Lien Water Supply System Revenue            7/11 at 100.00         AAA            782,662
                 Bonds, Series 2001A, 5.250%, 7/01/33 - FGIC Insured

                Muskegon Heights, Muskegon County, Michigan, Water Supply
                System Revenue Bonds, Series 2000A:
        1,040    5.625%, 11/01/25 - MBIA Insured                                     11/10 at 100.00         Aaa          1,155,284
        1,160    5.625%, 11/01/30 - MBIA Insured                                     11/10 at 100.00         Aaa          1,288,587
------------------------------------------------------------------------------------------------------------------------------------
$     265,914   Total Long-Term Investments (cost $257,207,103) - 148.7%                                                280,433,149
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      2,124,896
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.9)%                                                        (94,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  188,558,045
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.8% (5.4% OF TOTAL INVESTMENTS)

                Eastern Michigan University, General Revenue Bonds,
                Series 2003:
$       1,000    5.000%, 6/01/28 - FGIC Insured                                       6/13 at 100.00         AAA     $    1,048,890
        1,450    5.000%, 6/01/33 - FGIC Insured                                       6/13 at 100.00         AAA          1,511,596

        2,000   Michigan Higher Education Student Loan Authority, Revenue             9/12 at 100.00         AAA          2,118,540
                 Bonds, Series 2002 XVII-G, 5.200%, 9/01/20 (Alternative
                 Minimum Tax) - AMBAC Insured

        1,000   Saginaw Valley State University, Michigan, General Revenue            7/09 at 100.00         Aaa          1,095,230
                 Bonds, Series 1999, 5.625%, 7/01/29 - AMBAC Insured

        3,500   Wayne State University, Michigan, General Revenue Bonds,             11/09 at 101.00         AAA          3,708,705
                 Series 1999, 5.125%, 11/15/29 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.8% (10.3% OF TOTAL INVESTMENTS)

        2,050   Dearborn Hospital Finance Authority, Michigan, Hospital              11/05 at 102.00         AAA          2,138,765
                 Revenue Bonds, Oakwood Obligated Group, Series 1995A,
                 5.875%, 11/15/25 - FGIC Insured

        2,200   Hancock Hospital Finance Authority, Michigan, FHA-Insured             8/08 at 100.00         AAA          2,353,648
                 Mortgage Hospital Revenue Bonds, Portage Health System
                 Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured

                Michigan State Hospital Finance Authority, Revenue Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        2,000    6.250%, 8/15/13                                                      2/05 at 101.00         Ba3          2,000,880
          500    6.500%, 8/15/18                                                      2/05 at 101.00         Ba3            500,060

        1,500   Michigan State Hospital Finance Authority, Hospital Revenue           3/13 at 100.00          A1          1,641,405
                 Refunding Bonds, Henry Ford Health System, Series 2003A,
                 5.625%, 3/01/17

        4,000   Michigan State Hospital Finance Authority, Hospital Revenue           5/09 at 101.00         AAA          4,379,400
                 Refunding Bonds, Mercy Mt. Clemens Corporation Obligated
                 Group, Series 1999A, 5.750%, 5/15/29 - MBIA Insured

          500   Michigan State Hospital Finance Authority, Hospital Revenue          11/11 at 101.00          A1            527,000
                 Refunding Bonds, Sparrow Obligated Group, Series 2001,
                 5.625%, 11/15/31

        4,300   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00          A1          4,616,222
                 Bonds, Henry Ford Health System, Series 1999A,
                 6.000%, 11/15/24


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.5% (4.5% OF TOTAL INVESTMENTS)

        1,000   Michigan Housing Development Authority, GNMA                          4/12 at 102.00         Aaa          1,040,190
                 Collateralized Limited Obligation Multifamily Housing
                 Revenue Bonds, Burkshire Pointe Apartments, Series 2002A,
                 5.400%, 10/20/32 (Alternative Minimum Tax)

          500   Michigan Housing Development Authority, FNMA Enhanced                 9/15 at 100.00         Aaa            530,655
                 Limited Obligation Multifamily Revenue Bonds, Renaissance
                 Apartments, Series 2002, 5.350%, 8/01/22 (Alternative
                 Minimum Tax)

        2,400   Michigan Housing Development Authority, Limited Obligation            4/05 at 102.00         AAA          2,474,760
                 Revenue Bonds, Walled Lake Villa Project, Series 1993,
                 6.000%, 4/15/18 - FSA Insured

        1,500   Michigan Housing Development Authority, Limited Obligation            4/05 at 102.00         AAA          1,531,485
                 Revenue Bonds, Breton Village Green Project, Series 1993,
                 5.625%, 10/15/18 - FSA Insured

                Mt. Clemens Housing Corporation, Michigan, FHA-Insured
                Section 8 Assisted Multifamily Housing Revenue Refunding
                Bonds, Clinton Place Project, Series 1992A:
          885    6.600%, 6/01/13                                                      6/05 at 100.00         AAA            890,859
        1,500    6.600%, 6/01/22                                                      6/05 at 100.00         AAA          1,508,310


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 0.9% (0.6% OF TOTAL INVESTMENTS)

        1,050   Dickinson County Economic Development Corporation,                   11/14 at 100.00         BBB          1,065,120
                 Michigan, Pollution Control Revenue Bonds, International
                 Paper Company, Series 2004A, 4.800%, 11/01/18


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 39.0% (27.2% OF TOTAL INVESTMENTS)

$       2,500   Anchor Bay School District, Macomb and St. Clair Counties,            5/11 at 100.00         AA+     $    2,699,700
                 Michigan, Unlimited Tax General Obligation Refunding
                 Bonds, Series 2001, 5.000%, 5/01/21

        1,475   Anchor Bay School District, Macomb and St. Clair Counties,           11/13 at 100.00         AA+          1,593,428
                 Michigan, General Obligation Bonds, Series 2003,
                 5.000%, 5/01/21

        1,000   Central Montcalm Public Schools, Montcalm and Ionia                   5/09 at 100.00         AAA          1,107,940
                 Counties, Michigan, General Obligation Unlimited Tax
                 School Building and Site Bonds, Series 1999,
                 5.750%, 5/01/24 - MBIA Insured

        1,375   Chippewa Valley Schools, Macomb County, Michigan,                     5/11 at 100.00         AA+          1,432,145
                 General Obligation Bonds, Series 2001, 5.000%, 5/01/26

        2,665   Detroit, Michigan, General Obligation Bonds, Series 2004A-1,          4/14 at 100.00         AAA          2,936,670
                 5.250%, 4/01/24 - AMBAC Insured

                Detroit City School District, Wayne County, Michigan, General
                Obligation Bonds, Series 2002A:
        1,815    6.000%, 5/01/20 - FGIC Insured                                         No Opt. Call         AAA          2,243,975
          750    6.000%, 5/01/21 - FGIC Insured                                         No Opt. Call         AAA            930,473

        2,500   Detroit City School District, Wayne County, Michigan, General         5/13 at 100.00         AAA          2,680,600
                 Obligation Bonds, Series 2003B, 5.000%, 5/01/23 -
                 FGIC Insured

          500   Detroit City School District, Wayne County, Michigan,                 5/12 at 100.00         AAA            562,835
                 Unlimited Tax School Building and Site Improvement
                 Bonds, Series 2001A, 5.500%, 5/01/21 - FSA Insured

        3,815   East Lansing Building Authority, Ingham and Clinton Counties,         4/11 at 100.00          AA          4,237,511
                 Michigan, Unlimited Tax General Obligation Building Authority
                 Bonds, Series 2000, 5.375%, 4/01/25

        1,350   Gull Lake Community Schools, Barry and Calhoun Counties,              5/14 at 100.00         AAA          1,451,817
                 Kalamazoo, Michigan, General Obligation Bonds,
                 Series 2004, 5.000%, 5/01/23 - FSA Insured

        2,000   Howell Public Schools, Livingston County, Michigan,                  11/13 at 100.00         AA+          2,151,980
                 General Obligation Bonds, Series 2003, 5.000%, 5/01/22

        1,000   Lansing School District, Ingham County, Michigan, General             5/14 at 100.00         AA+          1,074,620
                 Obligation Bonds, Series 2004, 5.000%, 5/01/22

        1,185   Linden Community School District, Genesse County, Michigan,          11/13 at 100.00         AA+          1,280,144
                 General Obligation Bonds, Series 2003, 5.000%, 5/01/21

        1,000   Livonia Public Schools, Wayne County, Michigan, General               5/14 at 100.00         AAA          1,083,460
                 Obligation Bonds, Series 2004A, 5.000%, 5/01/21 -
                 MBIA Insured

                Michigan, General Obligation Bonds, Environmental Protection
                Program, Series 2003A:
        1,000    5.250%, 5/01/20                                                      5/13 at 100.00         AA+          1,109,280
        2,000    5.250%, 5/01/21                                                      5/13 at 100.00         AA+          2,213,460

        1,000   Otsego Public Schools District, Allegan and Kalamazoo                 5/14 at 100.00         AAA          1,067,450
                 Counties, Michigan, General Obligation Bonds, Series 2004,
                 5.000%, 5/01/25 - FSA Insured

        1,100   Oxford Area Community Schools, Oakland and Lapeer                     5/14 at 100.00         AAA          1,174,195
                 Counties, Michigan, General Obligation Bonds,
                 Series 2004, 5.000%, 5/01/25 - FSA Insured

        2,515   Plainwell Community Schools, Allegan County, Michigan,               11/12 at 100.00         AA+          2,622,240
                 General Obligation Bonds, Series 2002, 5.000%, 5/01/28

                South Lyon Community Schools, Oakland, Washtenaw and Livingston
                Counties, Michigan, General Obligation Bonds, Series 2003:
        2,350    5.250%, 5/01/19 - FGIC Insured                                      11/12 at 100.00         AAA          2,605,045
        1,575    5.250%, 5/01/22 - FGIC Insured                                      11/12 at 100.00         AAA          1,737,761

        1,425   Walled Lake Consolidated School District, Oakland County,             5/14 at 100.00         AAA          1,588,918
                 Michigan, General Obligation Bonds, Series 2004,
                 5.250%, 5/01/20 - MBIA Insured

        2,830   Warren Consolidated School District, Macomb and Oakland               5/13 at 100.00         AA+          3,119,169
                 Counties, Michigan, General Obligation Refunding Bonds,
                 Series 2003, 5.250%, 5/01/20

        2,950   West Bloomfield School District, Oakland County, Michigan,            5/14 at 100.00         AAA          3,181,959
                 General Obligation Bonds, Series 2004, 5.000%, 5/01/22 -
                 FSA Insured


                                       27

                        Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 30.9% (21.4% OF TOTAL INVESTMENTS)

$       7,000   Detroit-Wayne County Stadium Authority, Michigan,                     2/07 at 102.00         AAA     $    7,404,460
                 Limited Tax General Obligation Building Authority Stadium
                 Bonds, Series 1997, 5.250%, 2/01/27 - FGIC Insured

        2,800   Michigan Municipal Bond Authority, Drinking Water Revolving          10/14 at 100.00         AAA          3,026,016
                 Fund Revenue Bonds, Series 2004, 5.000%, 10/01/23

        1,500   Michigan State Building Authority, Revenue Bonds, Facilities         10/10 at 100.00          AA          1,650,270
                 Program, Series 2000I, 5.375%, 10/15/20

                Michigan State Building Authority, Revenue Refunding Bonds,
                Facilities Program, Series 2001I:
        2,570    5.500%, 10/15/19                                                    10/11 at 100.00          AA          2,899,243
        6,500    5.000%, 10/15/24                                                    10/11 at 100.00          AA          6,955,520

                Michigan State Building Authority, Revenue Refunding Bonds,
                Facilities Program, Series 2003II:
        5,000    5.000%, 10/15/22 - MBIA Insured                                     10/13 at 100.00         AAA          5,386,350
        2,480    5.000%, 10/15/23 - MBIA Insured                                     10/13 at 100.00         AAA          2,662,181

        1,500   Michigan, Comprehensive Transportation Revenue Refunding             11/11 at 100.00         AAA          1,632,735
                 Bonds, Series 2001A, 5.000%, 11/01/19 - FSA Insured

                Wayne County, Michigan, Limited Tax General Obligation Airport
                Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport,
                Series 2001A:
        1,500    5.500%, 12/01/18 - MBIA Insured                                     12/11 at 101.00         AAA          1,690,545
        4,270    5.000%, 12/01/30 - MBIA Insured                                     12/11 at 101.00         AAA          4,436,530


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 0.6% (0.3% OF TOTAL INVESTMENTS)

        1,000   Puerto Rico Ports Authority, Special Facilities Revenue Bonds,        6/05 at 100.00         CCC            707,050
                 American Airlines Inc., Series 1993A, 6.300%, 6/01/23
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 23.1% (16.0% OF TOTAL INVESTMENTS)

          355   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            382,591
                 Asset Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        2,000   Detroit, Michigan, Sewerage Disposal System Revenue Bonds,            1/10 at 101.00         AAA          2,285,640
                 Series 1999A, 5.875%, 7/01/27 (Pre-refunded to
                 1/01/10) - FGIC Insured

        1,370   Detroit, Michigan, Sewerage Disposal System Revenue Bonds,            7/07 at 101.00         AAA          1,479,847
                 Series 1997A, 5.500%, 7/01/20 (Pre-refunded to 7/01/07) -
                 MBIA Insured

        1,385   Detroit, Michigan, Senior Lien Water Supply System Revenue            7/11 at 100.00         AAA          1,554,025
                 Bonds, Series 2001A, 5.250%, 7/01/33 (Pre-refunded
                 to 7/01/11) - FGIC Insured

        4,000   Detroit, Michigan, Senior Lien Water Supply System Revenue            1/10 at 101.00         AAA          4,548,560
                 Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded
                 to 1/01/10) - FGIC Insured

        2,500   Kalamazoo Hospital Finance Authority, Michigan, Hospital              5/06 at 102.00         AAA          2,656,075
                 Revenue Refunding and Improvement Bonds, Bronson
                 Methodist Hospital, Series 1996, 5.750%, 5/15/16
                 (Pre-refunded to 5/15/06) - MBIA Insured

        1,000   Michigan, Certificates of Participation, New Center                   9/11 at 100.00         AAA          1,127,210
                 Development Inc., Series 2001, 5.375%, 9/01/21
                 (Pre-refunded to 9/01/11) - MBIA Insured

        3,000   Michigan State Hospital Finance Authority, Hospital Revenue           5/05 at 100.00         AAA          3,137,550
                 Refunding Bonds, St. John's Hospital, Series 1993A,
                 6.000%, 5/15/13 - AMBAC Insured

        2,500   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00         AAA          2,874,875
                 Bonds, Ascension Health Credit Group, Series 1999A,
                 6.125%, 11/15/26 (Pre-refunded to 11/15/09)

           75   Michigan South Central Power Agency, Power Supply System                No Opt. Call       A3***             86,723
                 Revenue Bonds, Series 2000, 6.000%, 5/01/12

        1,240   Milan Area Schools, Washtenaw and Monroe Counties,                    5/10 at 100.00         AAA          1,398,174
                 Michigan, General Obligation Bonds, Series 2000A,
                 5.625%, 5/01/16 (Pre-refunded to 5/01/10) - FGIC Insured

                Reeths-Puffer Schools, Muskegon County, Michigan, School
                Building and Site Refunding Bonds, Series 1995:
          620    5.750%, 5/01/15 (Pre-refunded to 5/01/05) - FGIC Insured             5/05 at 101.00         AAA            631,947
          380    5.750%, 5/01/15 (Pre-refunded to 5/01/05) - FGIC Insured             5/05 at 101.00         AAA            386,943

        1,000   Rochester Community School District, Oakland and Macomb               5/10 at 100.00         AAA          1,133,600
                 Counties, Michigan, General Obligation Bonds, Series 2000I,
                 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC Insured


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** (continued)

$       1,500   Romulus Community Schools, Wayne County, Michigan,                    5/09 at 100.00         AAA     $    1,674,480
                 Unlimited Tax General Obligation School Building and Site
                 Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded
                 to 5/01/09) - FGIC Insured

        2,500   West Bloomfield School District, Oakland County, Michigan,            5/10 at 100.00         AAA          2,840,025
                 Unlimited Tax General Obligation School Building and Site
                 Bonds, Series 2000, 5.800%, 5/01/17 (Pre-refunded
                 to 5/01/10) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.5% (9.4% OF TOTAL INVESTMENTS)

        1,000   Michigan Public Power Agency, Revenue Bonds, Combustion               1/12 at 100.00         AAA          1,086,040
                 Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 -
                 AMBAC Insured

          925   Michigan South Central Power Agency, Power Supply System                No Opt. Call          A3          1,033,891
                 Revenue Bonds, Series 2000, 6.000%, 5/01/12

        3,000   Michigan Strategic Fund, Limited Obligation Pollution Control           No Opt. Call         Aaa          3,236,580
                 Revenue Refunding Bonds, Detroit Edison Company,
                 Series 1995CC, 4.850%, 9/01/30 (Mandatory put
                 9/01/11) - AMBAC Insured

        5,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/11 at 100.00          A3          5,241,450
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 2001C, 5.450%, 9/01/29

        3,000   Michigan Strategic Fund, Limited Obligation Revenue Refunding        12/12 at 100.00         AAA          3,182,100
                 Bonds, Detroit Edison Company, Series 2002C,
                 5.450%, 12/15/32 (Alternative Minimum Tax) -
                 XLCA Insured

        1,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA          1,061,800
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

        1,500   Wyandotte, Michigan, Electric Revenue Refunding Bonds,               10/08 at 101.00         AAA          1,644,720
                 Series 2002, 5.375%, 10/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.0% (4.9% OF TOTAL INVESTMENTS)

        1,500   Detroit, Michigan, Senior Lien Sewerage Disposal System                 No Opt. Call         AAA          1,756,575
                 Revenue Bonds, Series 2001B, 5.500%, 7/01/29 -
                 FGIC Insured

        4,960   Detroit, Michigan, Senior Lien Sewerage Disposal System               7/13 at 100.00         AAA          5,403,423
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/17 -
                 FSA Insured

        1,315   Detroit, Michigan, Senior Lien Water Supply System Revenue            7/11 at 100.00         AAA          1,409,863
                 Bonds, Series 2001A, 5.250%, 7/01/33 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     163,255   Total Long-Term Investments (cost $163,685,213) - 144.1%                                                176,274,102
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      2,059,720
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (45.8)%                                                        (56,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  122,333,822
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                        Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.1% (4.8% OF TOTAL INVESTMENTS)

$       1,150   Michigan Higher Education Facilities Authority, Limited               9/11 at 100.00         Aaa     $    1,202,061
                 Obligation Revenue Refunding Bonds, Kettering University,
                 Series 2001, 5.000%, 9/01/26 - AMBAC Insured

        1,010   Michigan Technological University, General Revenue Bonds,            10/13 at 100.00         AAA          1,096,325
                 Series 2004A, 5.000%, 10/01/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 15.4% (10.3% OF TOTAL INVESTMENTS)

        1,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/11 at 101.00          AA          1,063,630
                 Spectrum Health, Series 2001A, 5.250%, 1/15/21

          700   Michigan State Hospital Finance Authority, Hospital Revenue           1/06 at 102.00         Ba3            708,519
                 Refunding Bonds, Sinai Hospital, Series 1995,
                 6.625%, 1/01/16

          500   Michigan State Hospital Finance Authority, Hospital Revenue           5/06 at 102.00          A1            511,850
                 Refunding Bonds, Henry Ford Health System, Series 1995A,
                 5.250%, 11/15/20

          750   Michigan State Hospital Finance Authority, Hospital Revenue          11/11 at 101.00          A1            790,500
                 Refunding Bonds, Sparrow Obligated Group, Series 2001,
                 5.625%, 11/15/31

        1,800   Royal Oak Hospital Finance Authority, Michigan, Hospital             11/11 at 100.00         AAA          1,892,070
                 Revenue Bonds, William Beaumont Hospital,
                 Series 2001M, 5.250%, 11/15/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.5% (3.7% OF TOTAL INVESTMENTS)

        1,700   Michigan Housing Development Authority, GNMA Collateralized           8/12 at 102.00         Aaa          1,775,650
                 Limited Obligation Multifamily Housing Revenue Bonds,
                 Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.1% (2.8% OF TOTAL INVESTMENTS)

        1,250   Michigan Housing Development Authority, Single Family                 1/11 at 100.00         AAA          1,324,750
                 Mortgage Revenue Bonds, Series 2001, 5.300%, 12/01/16
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5% (0.9% OF TOTAL INVESTMENTS)

          500   Michigan Strategic Fund, Limited Obligation Revenue Bonds,              No Opt. Call        BBB+            488,210
                 Republic Services Inc., Series 2001, 4.250%, 8/01/31
                 (Alternative Minimum Tax) (Mandatory put 4/01/14)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 1.6% (1.1% OF TOTAL INVESTMENTS)

          500   Dickinson County Economic Development Corporation,                   11/14 at 100.00         BBB            507,200
                 Michigan, Pollution Control Revenue Bonds, International
                 Paper Company, Series 2004A, 4.800%, 11/01/18


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 46.9% (31.4% OF TOTAL INVESTMENTS)

        1,000   Detroit City School District, Wayne County, Michigan, General         5/13 at 100.00         AAA          1,120,210
                 Obligation Bonds, Series 2002A, 5.375%, 5/01/24 -
                 FGIC Insured

        1,000   Detroit City School District, Wayne County, Michigan,                 5/12 at 100.00         AAA          1,125,670
                 Unlimited Tax School Building and Site Improvement Bonds,
                 Series 2001A, 5.500%, 5/01/21 - FSA Insured

        1,000   Durand Area Schools, Shiawasee County, Michigan, General              5/07 at 100.00         AAA          1,054,760
                 Obligation Bonds, Series 1997, 5.375%, 5/01/23 -
                 FGIC Insured

          500   Fitzgerald Public School District, Macomb County, Michigan,          11/14 at 100.00         AAA            553,850
                 General Obligation Bonds, Series 2004B, 5.000%, 5/01/16 -
                 AMBAC Insured

        1,000   Garden City School District, Wayne County, Michigan,                  5/11 at 100.00         AA+          1,041,560
                 General Obligation Refunding Bonds, Series 2001,
                 5.000%, 5/01/26

        2,200   Huron School District, Wayne and Monroe Counties, Michigan,           5/11 at 100.00         AAA          2,441,626
                 General Obligation Bonds, Series 2001, 5.375%, 5/01/26 -
                 FSA Insured (PLG1)

        1,500   Huron Valley School District, Oakland and Livingston Counties,       11/11 at 100.00         AA+          1,562,190
                 Michigan, General Obligation Bonds, Series 2001,
                 5.000%, 5/01/27


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         500   Jackson Public Schools, Jackson County, Michigan, General             5/14 at 100.00         AAA     $      539,315
                 Obligation School Building and Site Bonds, Series 2004,
                 5.000%, 5/01/22 - FSA Insured

        1,050   Lawton Community Schools, Van Buren County, Michigan,                11/11 at 100.00         AA+          1,185,314
                 General Obligation Bonds, Series 2001, 5.500%, 5/01/21

        1,000   Oxford Area Community Schools, Oakland and Lapeer                    11/11 at 100.00         AA+          1,128,870
                 Counties, Michigan, General Obligation Bonds,
                 Series 2001, 5.500%, 5/01/17

          500   Warren Building Authority, Michigan, Limited Tax General             11/10 at 100.00         AAA            543,230
                 Obligation Bonds, Series 2001, 5.150%, 11/01/22 -
                 FGIC Insured

                Washtenaw County, Michigan, Limited Tax General Obligation
                Bonds, Sylvan Township Water and Wastewater System, Series 2001:
          500    5.000%, 5/01/19 - MBIA Insured                                       5/09 at 100.50         AAA            537,970
          800    5.000%, 5/01/20 - MBIA Insured                                       5/09 at 100.50         AAA            856,200

        1,300   Willow Run Community Schools, Washtenaw County,                       5/11 at 100.00         AA+          1,403,844
                 Michigan, General Obligation Bonds, Series 2001,
                 5.000%, 5/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 28.4% (19.0% OF TOTAL INVESTMENTS)

        1,300   Grand Rapids Building Authority, Kent County, Michigan,              10/11 at 100.00         AAA          1,373,788
                 Limited Tax General Obligation Bonds, Series 2001,
                 5.125%, 10/01/26 - MBIA Insured

        1,205   Michigan State Building Authority, Revenue Refunding Bonds,          10/11 at 100.00          AA          1,289,446
                 Facilities Program, Series 2001I, 5.000%, 10/15/24

        2,000   Michigan State Trunk Line, Fund Bonds, Series 2001A,                 11/11 at 100.00         AAA          2,133,500
                 5.000%, 11/01/25 - FSA Insured (PLG2)

        1,450   Muskegon County, Michigan, Limited Tax General Obligation             7/11 at 100.00         AAA          1,514,192
                 Wastewater Management System 2 Revenue Bonds,
                 Series 2002, 5.000%, 7/01/26 - FGIC Insured

          915   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB+          1,109,273
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

        1,650   Wayne County, Michigan, Limited Tax General Obligation               12/11 at 101.00         AAA          1,714,350
                 Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                 County Airport, Series 2001A, 5.000%, 12/01/30 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 11.8% (7.9% OF TOTAL INVESTMENTS)

          515   Detroit, Michigan, Senior Lien Water Supply System Revenue            7/11 at 100.00         AAA            577,851
                 Bonds, Series 2001A, 5.250%, 7/01/33 (Pre-refunded to
                 7/01/11) - FGIC Insured

        1,000   Michigan Municipal Bond Authority, Drinking Water                    10/10 at 101.00         AAA          1,157,480
                 Revolving Fund Revenue Bonds, Series 2000,
                 5.875%, 10/01/17 (Pre-refunded to 10/01/10)

          235   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         Aaa            262,709
                 Bonds, Series 2001A, 5.125%, 7/01/31 (Pre-refunded
                 to 7/01/11)

          500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA            551,690
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

           85   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call     BBB+***            105,073
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

        1,000   Rochester Community School District, Oakland and                     11/11 at 100.00      AA+***          1,128,030
                 Macomb Counties, Michigan General Obligation Bonds,
                 Series 2001II, 5.500%, 5/01/22 (Pre-refunded to 11/01/11)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 15.2% (10.2% OF TOTAL INVESTMENTS)

        1,115   Lansing Board of Water and Light, Michigan, Steam and                 7/13 at 100.00         AAA          1,205,148
                 Electric Utility System Revenue Bonds, Series 2003A,
                 5.000%, 7/01/21 - FSA Insured

        1,235   Michigan Public Power Agency, Revenue Bonds, Combustion               1/12 at 100.00         AAA          1,357,005
                 Turbine 1 Project, Series 2001A, 5.250%, 1/01/24 -
                 AMBAC Insured

        2,215   Michigan Strategic Fund, Collateralized Limited Obligation            9/11 at 100.00          A3          2,328,894
                 Pollution Control Revenue Refunding Bonds, Fixed Rate
                 Conversion, Detroit Edison Company, Series 1999C,
                 5.650%, 9/01/29 (Alternative Minimum Tax)


                                       31


                        Nuveen Michigan Dividend Advantage Municipal Fund (NZW) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.9% (7.9% OF TOTAL INVESTMENTS)

$       1,000   Detroit, Michigan, Senior Lien Sewerage Disposal System                 No Opt. Call         AAA     $    1,171,050
                 Revenue Bonds, Series 2001B, 5.500%, 7/01/29 -
                 FGIC Insured

        1,000   Detroit, Michigan, Senior Lien Sewerage Disposal System               7/13 at 100.00         AAA          1,089,400
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/17 -
                 FSA Insured

                Detroit, Michigan, Senior Lien Water Supply System Revenue
                Bonds, Series 2001A:
        1,000    5.000%, 7/01/30 - FGIC Insured                                       7/11 at 100.00         AAA          1,032,910
          485    5.250%, 7/01/33 - FGIC Insured                                       7/11 at 100.00         AAA            519,987
------------------------------------------------------------------------------------------------------------------------------------
$      44,615   Total Long-Term Investments (cost $44,907,205) - 149.4%                                                  48,077,150
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.3%                                                                         94,194
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                        (16,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   32,171,344
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT JANUARY 31, 2005:
                                                                                                                         UNREALIZED
                                                                        NOTIONAL      EFFECTIVE        TERMINATION     APPRECIATION
                                                                          AMOUNT           DATE(2)            DATE    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated January 11, 2005, to pay
semi-annually the notional amount multiplied by 5.235%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                              $1,500,000        8/17/05            8/17/25         $(46,464)

Agreement with Morgan Stanley dated January 31, 2005,
to pay semi-annually the notional amount multiplied by
5.058% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar-London Inter-Bank Offered Rates).                1,500,000        8/16/05            8/16/35           (4,630)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $(51,094)
====================================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                  (PLG1) Portion of security, with an aggregate market value of $16,647, has been pledged to collateralize the net payment obligations under forward swap contracts.

                  (PLG2) Portion of security, with an aggregate market value of $277,355, has been pledged to collateralize the net payment obligations under forward swap contracts.


                                 See accompanying notes to financial statements.

                        Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.7% (1.2% OF TOTAL INVESTMENTS)

$       2,800   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,736,076
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.4% (6.6% OF TOTAL INVESTMENTS)

          770   Ohio State Education, Student Loan Revenue Bonds,                     6/07 at 102.00         AAA            810,510
                 Supplemental Student Loan Program, Series 1997A-1,
                 5.850%, 12/01/19 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,200   Ohio Higher Educational Facilities Commission, Revenue                9/06 at 101.00         Ba1          1,231,248
                 Bonds, University of Findlay, Series 1996, 6.125%, 9/01/16

        1,415   Ohio Higher Educational Facilities Commission, Revenue               11/14 at 100.00          AA          1,530,606
                 Bonds, Denison University, Series 2004, 5.000%, 11/01/21

        1,320   Ohio Higher Educational Facilities Commission, Revenue               12/14 at 100.00         AAA          1,412,519
                 Bonds, University of Dayton, Series 2004,
                 5.000%, 12/01/25 - AMBAC Insured

        1,750   Ohio Higher Education Facilities Commission, General                 10/13 at 100.00          AA          1,878,310
                 Revenue Bonds, Oberlin College, Series 2003,
                 5.125%, 10/01/24

        1,200   Ohio State University, General Receipts Bonds,                       12/12 at 100.00          AA          1,264,284
                 Series 2002A, 5.125%, 12/01/31

        3,000   Ohio State University, General Receipts Bonds,                        6/13 at 100.00          AA          3,319,140
                 Series 2003B, 5.250%, 6/01/22

        1,510   University of Akron, Ohio, General Receipts Bonds,                    1/13 at 100.00         AAA          1,629,411
                 Series 2003A, 5.000%, 1/01/21 - AMBAC Insured

          850   University of Cincinnati, Ohio, General Receipts Bonds,               6/13 at 100.00         AAA            914,745
                 Series 2003C, 5.000%, 6/01/22 - FGIC Insured

        1,200   University of Cincinnati, Ohio, General Receipts Bonds,               6/14 at 100.00         AAA          1,310,724
                 Series 2004D, 5.000%, 6/01/19 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 24.8% (17.4% OF TOTAL INVESTMENTS)

        2,000   Akron, Bath and Copley Joint Township Hospital District,             11/09 at 101.00        Baa1          2,033,220
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System, Series 1998A, 5.375%, 11/15/24

        1,000   Cuyahoga County, Ohio, Hospital Revenue Refunding and                 2/07 at 102.00         AAA          1,076,150
                 Improvement Bonds, MetroHealth System, Series 1997,
                 5.625%, 2/15/17 - MBIA Insured

        2,000   Cuyahoga County, Ohio, Revenue Refunding Bonds,                       7/13 at 100.00         Aa3          2,203,020
                 Cleveland Clinic Health System, Series 2003A,
                 6.000%, 1/01/32

        4,500   Erie County, Ohio, Hospital Facilities Revenue Bonds,                 8/12 at 101.00           A          4,705,830
                 Firelands Regional Medical Center, Series 2002A,
                 5.625%, 8/15/32

                Franklin County, Ohio, Hospital Revenue Refunding and
                Improvement Bonds, Children's Hospital Project, Series 1996A:
        1,000    5.750%, 11/01/20                                                    11/06 at 101.00         Aa2          1,036,060
        1,500    5.875%, 11/01/25                                                    11/06 at 101.00         Aa2          1,552,320

        2,455   Hamilton County, Ohio, Revenue Bonds, Children's Hospital             5/14 at 100.00         AAA          2,745,549
                 Medical Center, Series 2004J, 5.250%, 5/15/16 -
                 FGIC Insured

        2,500   Marion County, Ohio, Hospital Revenue Refunding and                   5/06 at 102.00        BBB+          2,616,325
                 Improvement Bonds, The Community Hospital, Series 1996,
                 6.375%, 5/15/11

        2,405   Miami County, Ohio, Hospital Facilities Revenue Refunding             5/06 at 102.00        BBB+          2,516,015
                 and Improvement Bonds, Upper Valley Medical Center, S
                 eries 1996A, 6.250%, 5/15/16

        1,500   Montgomery County, Ohio, Hospital Facilities Revenue                  4/06 at 102.00         AAA          1,582,200
                 Refunding and Improvement Bonds, Kettering Medical
                 Center, Series 1996, 5.625%, 4/01/16 - MBIA Insured

        3,000   Montgomery County, Ohio, Hospital Facilities Revenue                  4/10 at 101.00          A3          3,346,830
                 Bonds, Kettering Medical Center, Series 1999,
                 6.750%, 4/01/18

        2,500   Montgomery County, Ohio, Revenue Bonds, Catholic                      5/14 at 100.00          AA          2,584,000
                 Health Initiatives, Series 2004A, 5.000%, 5/01/30


                                       33


                        Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       6,000   Parma Community General Hospital Association, Ohio,                  11/08 at 101.00          A-     $    6,173,520
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 1998, 5.375%, 11/01/29

        2,500   Richland County, Ohio, Hospital Facilities Revenue                   11/10 at 101.00          A-          2,699,425
                 Improvement Bonds, MedCentral Health System Obligated
                 Group, Series 2000B, 6.375%, 11/15/30

        1,500   Steubenville, Ohio, Hospital Facilities Revenue                      10/10 at 100.00          A3          1,665,300
                 Refunding and Improvement Bonds, Trinity Health
                 System, Series 2000, 6.375%, 10/01/20

        1,705   Tuscarawas County, Ohio, Hospital Facilities Revenue                 10/11 at 101.00          AA          1,910,742
                 Bonds, Union Hospital Project, Series 2001,
                 5.750%, 10/01/21 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 9.3% (6.5% OF TOTAL INVESTMENTS)

        1,385   Clermont County, Ohio, GNMA Collateralized Mortgage                   2/05 at 102.00         Aaa          1,409,390
                 Revenue Bonds, S.E.M. Villa II Project, Series 1994A,
                 5.950%, 2/20/30

          985   Cuyahoga County, Ohio, GNMA Collateralized Multifamily                9/10 at 102.00         Aaa          1,012,452
                 Housing Mortgage Revenue Bonds, West Tech Apartments
                 Project, Series 2002A, 5.350%, 3/20/33 (Alternative
                 Minimum Tax)

        1,435   Cuyahoga County, Ohio, GNMA Collateralized Loan                       6/08 at 105.00         Aaa          1,548,365
                 Multifamily Housing Revenue Bonds, Water Street
                 Associates Ltd., Series 1997, 6.150%, 12/20/26
                 (Alternative Minimum Tax)

                Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing
                Mortgage Revenue Bonds, Longwood Phase One Associates LP, Series 2001A:
        2,475    5.350%, 1/20/21 (Alternative Minimum Tax)                            7/11 at 102.00         Aaa          2,631,618
        2,250    5.450%, 1/20/31 (Alternative Minimum Tax)                            7/11 at 102.00         Aaa          2,341,395

        1,000   Cuyahoga County, Ohio, GNMA Collateralized Multifamily                9/12 at 102.00         Aaa          1,041,430
                 Housing Mortgage Revenue Bonds, Livingston Park
                 Apartments Project, Series 2002A, 5.350%, 9/20/27
                 (Alternative Minimum Tax)

          985   Franklin County, Ohio, FHA-Insured Multifamily Housing                7/05 at 103.00          Aa          1,006,207
                 Mortgage Revenue Bonds, Hamilton Creek Apartments
                 Project, Series 1994A, 5.550%, 7/01/24 (Alternative
                 Minimum Tax)

        4,060   Lucas Northgate Housing Development Corporation, Ohio,                7/05 at 101.00         Aaa          4,104,335
                 FHA-Insured Section 8 Assisted Mortgage Revenue
                 Refunding Bonds, Northgate Apartments, Series 1999A,
                 6.000%, 7/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.3% (3.8% OF TOTAL INVESTMENTS)

        1,755   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/07 at 102.00         Aaa          1,819,496
                 Securities Program Residential Mortgage  Revenue Bonds,
                 Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

        3,220   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/08 at 101.50         AAA          3,354,016
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 1998A-1, 5.300%, 9/01/19 (Alternative Minimum
                 Tax) - FSA Insured

        2,935   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/08 at 102.00         Aaa          3,015,448
                 Securities Program Residential Mortgage  Revenue Bonds,
                 Series 1997B, 5.400%, 9/01/29 (Alternative Minimum Tax)

          500   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/12 at 100.00         Aaa            517,420
                 Securities Program Residential Mortgage  Revenue Bonds,
                 Series 2002D, 5.400%, 9/01/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.3% (0.3% OF TOTAL INVESTMENTS)

          530   Cleveland-Cuyahoga County Port Authority, Ohio, Bond Fund            11/14 at 100.00         N/R            537,245
                 Program Development Revenue Bonds, Myers University,
                 Series 2004E, 5.600%, 5/15/25


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.6% (0.4% OF TOTAL INVESTMENTS)

        1,000   Hamilton County, Ohio, Healthcare Facilities Improvement             10/08 at 102.00         BBB          1,033,600
                 Revenue Bonds, Twin Towers, Series 1999A, 5.800%, 10/01/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 43.9% (30.9% OF TOTAL INVESTMENTS)

        1,000   Ansonia Local School District, Darke County, Ohio, General           12/10 at 102.00         Aaa          1,133,600
                 Obligation Bonds, Series 2000, 5.500%, 12/01/22 -
                 MBIA Insured

        1,000   Bay Village City School District, Ohio, General Obligation           12/10 at 100.00         Aa2          1,058,560
                 Unlimited Tax School Improvement Bonds, Series 2001,
                 5.000%, 12/01/25

          270   Berea City School District, Ohio, General Obligation Unlimited        6/05 at 101.00         AAA            273,764
                 Tax School Improvement Bonds, Series 1993,
                 7.500%, 12/15/06 - AMBAC Insured


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Butler County, Ohio, General Obligation Judgment Bonds,
                Series 2002:
$       2,030    5.250%, 12/01/21                                                    12/12 at 101.00         Aa3     $    2,246,601
        2,140    5.250%, 12/01/22                                                    12/12 at 101.00         Aa3          2,366,027

                Butler County, Ohio, General Obligation Bonds, Series 2002:
        1,345    5.000%, 12/01/21 - MBIA Insured                                     12/12 at 100.00         Aaa          1,455,640
        1,200    5.000%, 12/01/22 - MBIA Insured                                     12/12 at 101.00         Aaa          1,293,216

        1,560   Canal Winchester Local School District, Franklin and Fairfield       12/11 at 100.00         Aaa          1,623,508
                 Counties, Ohio, School Facilities Construction and
                 Improvement Bonds, Series 2001B, 5.000%, 12/01/28 -
                 FGIC Insured

        1,000   Central Ohio Solid Waste Authority, General Obligation                6/14 at 100.00         AAA          1,104,010
                 Bonds, Series 2004A, 5.000%, 12/01/15 - AMBAC Insured

        1,000   Cincinnati City School District, Hamilton County, Ohio,              12/11 at 100.00         AAA          1,125,320
                 General Obligation Bonds, Series 2001, 5.375%, 12/01/15 -
                 MBIA Insured

        2,600   Cincinnati City School District, Hamilton County, Ohio,              12/12 at 100.00         AAA          2,871,934
                 General Obligation Bonds, Series 2002, 5.250%, 6/01/21 -
                 FSA Insured

        1,000   Cleveland Municipal School District, Cuyahoga County,                 6/14 at 100.00         AAA          1,078,410
                 Ohio, General Obligation Bonds, Series 2004,
                 5.000%, 12/01/22 - FSA Insured

        1,200   Cuyahoga County, Ohio, General Obligation Bonds,                     12/14 at 100.00         AA+          1,311,504
                 Series 2004, 5.000%, 12/01/21

        1,000   Dayton, Ohio, General Obligation Bonds, Series 2004,                  6/14 at 100.00         AAA          1,121,760
                 5.250%, 12/01/19 - AMBAC Insured

        1,000   Dublin, Ohio, Unlimited Tax Various Purpose Improvement              12/10 at 100.00         Aaa          1,076,400
                 Bonds, Series 2000A, 5.000%, 12/01/20

        1,000   Dublin City School District, Franklin, Delaware and Union            12/13 at 100.00         AAA          1,077,680
                 Counties, Ohio, General Obligation Bonds, Series 2003,
                 5.000%, 12/01/22 - FSA Insured

        1,300   Franklin County, Ohio, Limited Tax General Obligation                12/08 at 102.00         AAA          1,439,269
                 Refunding Bonds, Series 1993, 5.375%, 12/01/20

        2,000   Garfield Heights City School District, Cuyahoga County,              12/11 at 100.00         Aaa          2,098,820
                 Ohio, General Obligation School Improvement Bonds,
                 Series 2001, 5.000%, 12/15/26 - MBIA Insured

        1,000   Hilliard School District, Ohio, General Obligation School            12/10 at 101.00         AAA          1,137,930
                 Improvement Bonds, Series 2000, 5.750%, 12/01/24 -
                 FGIC Insured

        1,160   Kenston Local School District, Geauga County, Ohio,                   6/13 at 100.00         Aaa          1,249,981
                 General Obligation Bonds, Series 2003, 5.000%, 12/01/22 -
                 MBIA Insured

        2,000   Lakota Local School District, Butler County, Ohio,                    6/11 at 100.00         Aaa          2,110,700
                 Unlimited Tax General Obligation School Improvement and
                 Refunding Bonds, Series 2001, 5.125%, 12/01/26 -
                 FGIC Insured

        1,350   London City School District, Ohio, General Obligation                12/11 at 100.00         Aaa          1,401,719
                 School Facilities Construction and Improvement Bonds,
                 Series 2001, 5.000%, 12/01/29 - FGIC Insured

        2,000   Louisville City School District, Ohio, General Obligation            12/11 at 100.00         Aaa          2,076,620
                 Bonds, Series 2001, 5.000%, 12/01/29 - FGIC Insured

        1,515   Massillon City School District, Ohio, General Obligation             12/12 at 100.00         Aaa          1,676,711
                 Bonds, Series 2003, 5.250%, 12/01/21 - MBIA Insured

          760   Middletown City School District, Butler County, Ohio,                12/13 at 100.00         Aaa            811,087
                 General Obligation Bonds, Series 2004, 5.000%, 12/01/25 -
                 FGIC Insured

        1,260   Morgan Local School District, Morgan, Muskingum and                  12/10 at 101.00          AA          1,436,677
                 Washington Counties, Ohio, Unlimited Tax General
                 Obligation School Improvement Bonds, Series 2000,
                 5.750%, 12/01/22

        3,000   Ohio, General Obligation Bonds, Infrastructure Improvements,          2/13 at 100.00         AA+          3,214,920
                 Series 2003F, 5.000%, 2/01/23

                Olentangy Local School District, Deleware and Franklin Counties,
                Ohio, General Obligation Bonds, Series 2004A:
        1,315    5.250%, 12/01/23 - FGIC Insured                                      6/14 at 100.00         AAA          1,458,677
        3,380    5.250%, 12/01/24 - FGIC Insured                                      6/14 at 100.00         AAA          3,740,916

        1,510   Painesville City School District, Ohio, General Obligation           12/14 at 100.00         AAA          1,640,011
                 Bonds, Series 2004, 5.000%, 12/01/22 - FGIC Insured

        1,155   Perry Local School District, Allen County, Ohio, General             12/11 at 101.00         AAA          1,286,104
                 Obligation Bonds, Series 2001, 5.250%, 12/01/25 -
                 AMBAC Insured


                                       35


                        Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,720   Pickerington Local School District, Fairfield and Franklin           12/11 at 100.00         AAA     $    2,830,731
                 Counties, Ohio, General Obligation Bonds, School Facilities
                 Construction and Improvement, Series 2001,
                 5.000%, 12/01/28 - FGIC Insured

        1,100   Plain Local School District, Franklin and Licking Counties,           6/12 at 100.00         Aaa          1,239,634
                 Ohio, General Obligation Bonds, Series 2002,
                 5.500%, 12/01/17 - FGIC Insured

          280   Plain Local School District, Franklin and Licking Counties,           6/11 at 100.00         Aaa            323,394
                 Ohio, General Obligation Bonds, Series 2000,
                 6.000%, 12/01/20 - FGIC Insured

        1,445   Portage County, Ohio, General Obligation Bonds,                      12/11 at 100.00         AAA          1,508,175
                 Series 2001, 5.000%, 12/01/27 - FGIC Insured

        1,000   Princeton City School District, Butler County, Ohio,                 12/13 at 100.00         AAA          1,048,310
                 General Obligation Bonds, Series 2003, 5.000%, 12/01/30 -
                 MBIA Insured

        2,830   Springfield Township, Hamilton County, Ohio, Various                 12/11 at 100.00         Aa3          3,026,430
                 Purpose Limited Tax General Obligation Bonds, Series 2002,
                 5.250%, 12/01/27

        2,000   Strongsville, Ohio, General Obligation Bonds, Series 2001,           12/11 at 100.00         Aaa          2,163,900
                 5.000%, 12/01/21 - FGIC Insured

           70   Strongsville, Ohio, Limited Tax General Obligation Various           12/06 at 102.00         Aa2             75,733
                 Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21

        2,000   Sugarcreek Local School District, Athens County, Ohio,               12/13 at 100.00         Aaa          2,182,520
                 General Obligation Bonds, Series 2003, 5.250%, 12/01/27 -
                 MBIA Insured

                Warren City School District, Trumbull County, Ohio, General
                Obligation Bonds, Series 2004:
        2,515    5.000%, 12/01/20 - FGIC Insured                                      6/14 at 100.00         AAA          2,742,934
        1,170    5.000%, 12/01/22 - FGIC Insured                                      6/14 at 100.00         AAA          1,266,490

        1,000   West Chester Township, Butler County, Ohio, General                  12/13 at 100.00         Aaa          1,052,820
                 Obligation Bonds, Series 2003, 5.000%, 12/01/28 -
                 MBIA Insured

        2,000   Westerville City School District, Franklin and Delaware               6/11 at 100.00         AAA          2,081,840
                 Counties, Ohio, Various Purpose General Obligation Bonds,
                 Series 2001, 5.000%, 12/01/27 - MBIA Insured

        1,000   Westlake, Ohio, Various Purpose General Obligation                   12/08 at 101.00         Aaa          1,110,750
                 Improvement and Refunding Bonds, Series 1997,
                 5.550%, 12/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 6.0% (4.2% OF TOTAL INVESTMENTS)

        1,380   Columbus, Ohio, Tax Increment Financing Bonds, Easton                 6/14 at 100.00         AAA          1,467,188
                 Project, Series 2004A, 5.000%, 12/01/25 - AMBAC Insured

        1,585   Hamilton County Convention Facilities Authority, Ohio,                6/14 at 100.00         AAA          1,735,163
                 First Lien Revenue Bonds, Series 2004, 5.000%, 12/01/18 -
                 FGIC Insured

                New Albany Community Authority, Ohio, Community Facilities
                Revenue Refunding Bonds, Series 2001B:
        1,000    5.500%, 10/01/15 - AMBAC Insured                                     4/12 at 100.00         AAA          1,126,430
        1,000    5.500%, 10/01/17 - AMBAC Insured                                     4/12 at 100.00         AAA          1,124,400

        1,000   Ohio, State Appropriation Lease Bonds, Mental Health                  6/13 at 100.00          AA          1,094,700
                 Capital Facilities, Series 2003B-II, 5.000%, 6/01/16

        2,645   Ohio Building Authority, State Facilities Bonds, Adult                4/14 at 100.00         AAA          2,977,556
                 Correctional Building Fund Project, Series 2004A,
                 5.250%, 4/01/15 - MBIA Insured

          330   Ohio Department of Transportation, Certificates of                    4/05 at 100.00          AA            330,455
                 Participation, Rickenbacker International Airport
                 Improvements, Series 1996, 6.125%, 4/15/15
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.8% (5.5% OF TOTAL INVESTMENTS)

        1,780   Cleveland, Ohio, Airport System Revenue Bonds,                        1/10 at 101.00         AAA          1,944,241
                 Series 2000A, 5.250%, 1/01/16 - FSA Insured

        3,430   Cleveland, Ohio, Parking Facilities Revenue Refunding Bonds,          9/06 at 102.00         AAA          3,648,251
                 Series 1996, 5.500%, 9/15/22 - MBIA Insured

        3,000   Dayton, Ohio, Airport Revenue Bonds, James M. Cox                    12/13 at 100.00          AA          3,156,750
                 International Airport, Series 2003C, 5.250%, 12/01/23
                 (Alternative Minimum Tax) - RAAI Insured

        1,500   Dayton, Ohio, Special Facilities Revenue Refunding Bonds,             2/08 at 102.00         AAA          1,618,635
                 Emery Air Freight Corporation and Emery Worldwide
                 Airlines Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

        2,000   Ohio Turnpike Commission, Revenue Bonds, Series 1998A,                  No Opt. Call         AAA          2,341,380
                 5.500%, 2/15/18 - FGIC Insured


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 14.4% (10.1% OF TOTAL INVESTMENTS)

$       2,295   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA     $    2,473,367
                 Asset Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

          420   Cleveland, Ohio, Waterworks Revenue Refunding and                     1/08 at 101.00         AAA            452,332
                 Improvement Bonds, Series 1998I, 5.000%, 1/01/28
                 (Pre-refunded to 1/01/08) - FSA Insured

        1,210   Columbus, Ohio, Tax Increment Financing Bonds, Easton                 6/09 at 101.00         AAA          1,322,724
                 Project, Series 1999, 4.875%, 12/01/24 (Pre-refunded
                 to 6/01/09) - AMBAC Insured

        1,710   Franklin County, Ohio, First Mortgage Revenue, OCLC Inc.              6/05 at 100.00         AAA          1,861,985
                 Project, Series 1979, 7.500%, 6/01/09

        2,100   Lakota Local School District, Butler County, Ohio, Unlimited         12/05 at 100.00         AAA          2,171,463
                 Tax General Obligation School Improvement Bonds,
                 Series 1994, 6.250%, 12/01/14 (Pre-refunded to
                 12/01/05) - AMBAC Insured

        4,315   Ohio Capital Corporation for Housing, FHA-Insured                     2/09 at 102.00      N/R***          4,888,205
                 Section 8 Assisted Mortgage Loan Revenue Refunding
                 Bonds, Series 1999G, 5.950%, 2/01/24 (Pre-refunded
                 to 2/01/09)

        1,000   Ohio Water Development Authority, Fresh Water Loan Revenue            6/05 at 102.00         AAA          1,032,690
                 Bonds, Series 1995, 5.900%, 12/01/21 (Pre-refunded
                 to 6/01/05) - AMBAC Insured

        1,220   Plain Local School District, Franklin and Licking Counties,           6/11 at 100.00         Aaa          1,420,068
                 Ohio, General Obligation Bonds, Series 2000,
                 6.000%, 12/01/20 (Pre-refunded to 6/01/11) - FGIC Insured

        1,000   Southwest Ohio Regional Water District, Waterworks System            12/05 at 101.00         AAA          1,041,800
                 Revenue Bonds, Series 1995, 6.000%, 12/01/20
                 (Pre-refunded to 12/01/05) - MBIA Insured

          500   Sylvania City School District, Ohio, Unlimited Tax General           12/05 at 101.00         AAA            520,070
                 Obligation Bonds, Series 1995, 5.800%, 12/01/15
                 (Pre-refunded to 12/01/05) - FGIC Insured

        1,000   Upper Arlington City School District, Ohio, General                  12/06 at 101.00         AAA          1,053,190
                 Obligation Improvement Bonds, Series 1996,
                 5.250%, 12/01/22 - MBIA Insured

        2,000   Wayne Local School District, Warren County, Ohio, Unlimited          12/06 at 101.00         AAA          2,153,080
                 Tax General Obligation School Improvement Bonds,
                 Series 1996, 6.100%, 12/01/24 (Pre-refunded to
                 12/01/06) - AMBAC Insured

        3,000   West Clermont Local School District, Clermont County,                12/05 at 100.00         AAA          3,095,910
                 Ohio, Unlimited Tax General Obligation School Improvement
                 Bonds, Series 1995, 6.000%, 12/01/18 (Pre-refunded
                 to 12/01/05) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.0% (4.9% OF TOTAL INVESTMENTS)

        4,000   Wadsworth, Ohio, Electric System Improvement Revenue                  2/12 at 100.00         Aaa          4,300,600
                 Bonds, American Municipal Power Ohio Inc., Series 2002,
                 5.000%, 2/15/22 - MBIA Insured

        2,000   Ohio Municipal Electric Generation Agency, Beneficial                 2/14 at 100.00         AAA          2,163,820
                 Interest Certificates, Joint Venture 5, Belleville
                 Hydroelectric Project, American Municipal Power Ohio Inc.,
                 Series 2004, 5.000%, 2/15/20 - AMBAC Insured

        3,000   Ohio Air Quality Development Authority, Revenue Bonds,                4/07 at 102.00         AAA          3,195,540
                 JMG Funding Limited Partnership Project, Series 1997,
                 5.625%, 1/01/23 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,800   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          1,808,136
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.2% (7.9% OF TOTAL INVESTMENTS)

                Cincinnati, Ohio, Water System Revenue Bonds, Series 2001:
        1,000    5.500%, 12/01/17                                                     6/11 at 100.00         AA+          1,125,980
        6,010    5.000%, 12/01/18                                                     6/11 at 100.00         AA+          6,546,332
        3,000    5.000%, 12/01/19                                                     6/11 at 100.00         AA+          3,266,310
        1,000    5.000%, 12/01/20                                                     6/11 at 100.00         AA+          1,085,680

        2,000   Cincinnati, Ohio, Water System Revenue Bonds, Series 2003,            6/11 at 100.00         AA+          2,114,820
                 5.000%, 12/01/22

        1,000   Cleveland, Ohio, Waterworks First Mortgage Revenue                      No Opt. Call         AAA          1,175,970
                 Refunding and Improvement Bonds, Series 1993G,
                 5.500%, 1/01/21 - MBIA Insured

           40   Cleveland, Ohio, Waterworks First Mortgage Revenue                    1/06 at 102.00         AAA             41,933
                 Refunding and Improvement Bonds, Series 1996H,
                 5.750%, 1/01/26 - MBIA Insured

          580   Cleveland, Ohio, Waterworks Revenue Refunding and                     1/08 at 101.00         AAA            606,222
                 Improvement Bonds, Series 1998I, 5.000%, 1/01/28 -
                 FSA Insured

        2,110   Hamilton County, Ohio, Sewer System Revenue and                       6/10 at 101.00         AAA          2,367,294
                 Improvement Bonds, Metropolitan Sewer District of
                 Greater Cincinnati, Series 2000A,  5.750%, 12/01/25 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     215,735   Total Long-Term Investments (cost $216,770,921) - 141.7%                                                231,358,903
=============-----------------------------------------------------------------------------------------------------------------------


                                       37


                        Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.4% (0.3% OF TOTAL INVESTMENTS)

$         600   Puerto Rico Government Development Bank, Adjustable                                       VMIG-1     $      600,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.750%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         600   Total Short-Term Investments (cost $600,000)                                                                600,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $217,370,921) - 142.1%                                                          231,958,903
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.1%                                                                      8,227,469
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.2)%                                                        (77,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  163,186,372
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.6% (1.1% OF TOTAL INVESTMENTS)

$       1,120   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,094,430
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 24.6% (17.0% OF TOTAL INVESTMENTS)

        1,000   Ohio Higher Educational Facilities Commission, Revenue               12/10 at 101.00         AAA          1,109,020
                 Bonds, University of Dayton, Series 2000,
                 5.500%, 12/01/25 - AMBAC Insured

        2,000   Ohio Higher Educational Facilities Commission, Revenue               11/11 at 101.00          AA          2,147,700
                 Bonds, Denison University, Series 2001, 5.200%, 11/01/26

        2,650   Ohio Higher Education Facilities Commission, Revenue                  5/12 at 100.00          A2          2,784,541
                 Bonds, Ohio Northern University Project, Series 2002,
                 5.000%, 5/01/22

        1,760   Ohio University at Athens, Subordinate Lien General                   6/14 at 100.00         AAA          1,915,179
                 Receipts Bonds, Series 2004, 5.000%, 12/01/20 -
                 MBIA Insured

        3,150   Student Loan Funding Corporation, Cincinnati, Ohio,                     No Opt. Call           A          3,160,049
                 Student Loan Subordinated Revenue Refunding Bonds,
                 Series 1992D, 6.600%, 7/01/05 (Alternative Minimum Tax)

        2,000   University of Cincinnati, Ohio, General Receipts Bonds,               6/11 at 101.00         AAA          2,296,740
                 Series 2001A, 5.750%, 6/01/17 - FGIC Insured

        2,735   University of Cincinnati, Ohio, General Receipts Bonds,               6/12 at 100.00         AA-          3,012,903
                 Series 2002F, 5.375%, 6/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.9% (14.5% OF TOTAL INVESTMENTS)

        1,100   Cuyahoga County, Ohio, Revenue Refunding Bonds,                       7/13 at 100.00         Aa3          1,211,661
                 Cleveland Clinic Health System, Series 2003A,
                 6.000%, 1/01/32

        1,950   Lucas County, Ohio, Hospital Revenue Bonds, ProMedica                11/09 at 101.00         AAA          2,107,229
                 Healthcare Obligated Group, Series 1999,
                 5.375%, 11/15/29 - AMBAC Insured

        2,500   Miami County, Ohio, Hospital Facilities Revenue Refunding             5/06 at 102.00        BBB+          2,608,275
                 and Improvement Bonds, Upper Valley Medical Center,
                 Series 1996A, 6.375%, 5/15/26

        1,000   Montgomery County, Ohio, Revenue Bonds, Catholic Health               5/14 at 100.00          AA          1,033,600
                 Initiatives, Series 2004A, 5.000%, 5/01/30

                Parma Community General Hospital Association, Ohio, Hospital
                Revenue Refunding and Improvement Bonds, Series 1998:
        2,250    5.250%, 11/01/13                                                    11/08 at 101.00          A-          2,371,275
        2,000    5.375%, 11/01/29                                                    11/08 at 101.00          A-          2,057,840

        1,000   Richland County, Ohio, Hospital Facilities Revenue                   11/10 at 101.00          A-          1,079,770
                 Improvement Bonds, MedCentral Health System Obligated
                 Group, Series 2000B, 6.375%, 11/15/30

        1,500   Tuscarawas County, Ohio, Hospital Facilities Revenue                  4/05 at 101.00        Baa1          1,514,295
                 Bonds, Union Hospital Project, Series 1993A,
                 6.500%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.2% (5.0% OF TOTAL INVESTMENTS)

        1,790   Lucas Northgate Housing Development Corporation, Ohio,                7/05 at 101.00         Aaa          1,809,923
                 FHA-Insured Section 8 Assisted Mortgage Revenue
                 Refunding Bonds, Northgate Apartments, Series 1999A,
                 5.950%, 7/01/19 - MBIA Insured

        2,885   Ohio Housing Finance Agency, FHA-Insured Mortgage                     4/11 at 102.00         Aa2          3,030,952
                 Revenue Bonds, Asbury Woods Project, Series 2001A,
                 5.450%, 4/01/26


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.5% (3.1% OF TOTAL INVESTMENTS)

          810   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa            853,918
                 Securities Program Residential Mortgage  Revenue Bonds,
                 Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)

        1,465   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa          1,469,073
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)


                                       39


                        Nuveen Ohio Dividend Advantage Municipal Fund (NXI) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY (continued)

$         435   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa     $      444,309
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000F, 5.625%, 9/01/16

          205   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/12 at 100.00         Aaa            212,142
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2002D, 5.400%, 9/01/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.9% (2.7% OF TOTAL INVESTMENTS)

        1,000   Franklin County, Ohio, Healthcare Facilities Revenue Bonds,           7/11 at 101.00         BBB          1,101,600
                 Ohio Presbyterian Retirement Services, Series 2001A,
                 7.125%, 7/01/29

        1,470   Hamilton County, Ohio, Healthcare Facilities Improvement             10/08 at 102.00         BBB          1,524,081
                 Revenue Bonds, Twin Towers, Series 1999A,
                 5.750%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 43.1% (29.7% OF TOTAL INVESTMENTS)

        1,000   Bay Village City School District, Ohio, General Obligation           12/10 at 100.00         Aa2          1,058,560
                 Unlimited Tax School Improvement Bonds, Series 2001,
                 5.000%, 12/01/25

        1,000   Centerville, Ohio, General Obligation Limited Tax Bonds,             12/11 at 100.00         Aa3          1,057,320
                 Capital Facilities Improvement, Series 2001,
                 5.125%, 12/01/26

        1,000   Columbus City School District, Franklin County, Ohio, General        12/14 at 100.00         AAA          1,156,750
                 Obligation Bonds, Series 2004, 5.500%, 12/01/15 -
                 FSA Insured

          500   Cuyahoga County, Ohio, General Obligation Bonds,                     12/14 at 100.00         AA+            546,460
                 Series 2004, 5.000%, 12/01/21

                Jackson City School District, Jackson County, Ohio, Unlimited
                Tax General Obligation School Improvement Bonds, Series 2001:
          880    5.500%, 12/01/22 - MBIA Insured                                      6/11 at 100.00         Aaa            996,239
          935    5.500%, 12/01/23 - MBIA Insured                                      6/11 at 100.00         Aaa          1,058,504

        1,000   Lakewood City School District, Cuyahoga County, Ohio,                12/14 at 100.00         AAA          1,134,240
                 General Obligation Bonds, Series 2004, 5.250%, 12/01/16 -
                 FSA Insured

        2,000   Lakota Local School District, Butler County, Ohio, Unlimited          6/11 at 100.00         Aaa          2,110,700
                 Tax General Obligation School Improvement and Refunding
                 Bonds, Series 2001, 5.125%, 12/01/26 - FGIC Insured

        2,000   Medina City School District, Medina County, Ohio, Unlimited          12/09 at 100.00         AAA          2,154,300
                 Tax General Obligation School Building Construction Bonds,
                 Series 1999, 5.250%, 12/01/28 - FGIC Insured

        1,000   Middletown City School District, Butler County, Ohio,                12/13 at 100.00         Aaa          1,067,220
                 General Obligation Bonds, Series 2004,
                 5.000%, 12/01/25 - FGIC Insured

        1,000   Nordonia Hills City School District, Ohio, School Improvement        12/10 at 101.00         AAA          1,104,180
                 Bonds, Series 2000, 5.450%, 12/01/25 - AMBAC Insured

        2,000   Ohio, General Obligation Higher Education Capital Facilities          2/11 at 100.00         AA+          2,165,040
                 Bonds, Series 2001A, 5.000%, 2/01/20

        1,900   Olentangy Local School District, Deleware and Franklin                6/14 at 100.00         AAA          2,107,594
                 Counties, Ohio, General Obligation Bonds, Series 2004A,
                 5.250%, 12/01/23 - FGIC Insured

        1,850   Swanton Local School District, Fulton County, Ohio, General          12/11 at 101.00         AAA          2,027,933
                 Obligation Bonds, Series 2001, 5.250%, 12/01/25 -
                 FGIC Insured

        1,275   Sycamore Community School District, Hamilton County,                 12/09 at 101.00         AAA          1,371,683
                 Ohio, Unlimited Tax General Obligation School Improvement
                 Bonds, Series 1999, 5.000%, 12/01/23 - MBIA Insured

        1,485   West Chester Township, Butler County, Ohio, Various                  11/11 at 101.00         Aaa          1,682,564
                 Purpose Limited Tax General Obligation Refunding Bonds,
                 Series 2001, 5.500%, 12/01/17 - AMBAC Insured

        1,000   West Holmes Local School District, Ohio, School Improvement           6/07 at 101.00         AAA          1,066,000
                 Bonds, Series 1997, 5.375%,  12/01/23 - MBIA Insured

        1,500   Westerville City School District, Franklin and Delaware               6/11 at 100.00         AAA          1,561,380
                 Counties, Ohio, Various Purpose General Obligation Bonds,
                 Series 2001, 5.000%, 12/01/27 - MBIA Insured

        2,965   Franklin County, Worthington, Ohio, Various Purpose                  12/11 at 100.00         AA+          3,328,657
                 Unlimited Tax General Obligation Bonds, Series 2001,
                 5.375%, 12/01/21


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 11.6% (8.0% OF TOTAL INVESTMENTS)

$       1,415   Hamilton County Convention Facilities Authority, Ohio,                6/14 at 100.00         AAA     $    1,532,841
                 First Lien Revenue Bonds, Series 2004, 5.000%, 12/01/21 -
                 FGIC Insured

        4,000   Puerto Rico Municipal Finance Agency, Series 1999A,                   8/09 at 101.00         AAA          4,562,920
                 6.000%, 8/01/16 - FSA Insured

        1,400   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          1,620,444
                 Taxes Loan Notes, Series 1999A, 6.375%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.1% (3.5% OF TOTAL INVESTMENTS)

        2,000   Ohio Turnpike Commission, Revenue Bonds, Series 2001A,                2/11 at 100.00          AA          2,239,100
                 5.500%, 2/15/26

        1,000   Toledo-Lucas County Port Authority, Ohio, Revenue Refunding             No Opt. Call        Baa2          1,141,890
                 Bonds, CSX Transportation Inc., Series 1992,
                 6.450%, 12/15/21


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.5% (8.6% OF TOTAL INVESTMENTS)

        1,440   Wadsworth, Ohio, Electric System Improvement Revenue                  2/12 at 100.00         Aaa          1,592,208
                 Bonds, American Municipal Power Ohio Inc., Series 2002,
                 5.250%, 2/15/17 - MBIA Insured

          910   Lebanon, Ohio, Electric System Mortgage Revenue Bonds,               12/10 at 101.00         AAA          1,023,950
                 Series 2001, 5.500%, 12/01/18 - AMBAC Insured

        1,000   Ohio Municipal Electric Generation Agency, Beneficial                 2/14 at 100.00         AAA          1,078,750
                 Interest Certificates, Joint Venture 5, American Municipal
                 Power Ohio Inc., Belleville Hydroelectric Project,
                 Series 2004, 5.000%, 2/15/21 - AMBAC Insured

        1,500   Ohio Air Quality Development Authority, Revenue Refunding             9/05 at 102.00         Ba1          1,521,315
                 Bonds, Dayton Power and Light Company Project,
                 Series 1995, 6.100%, 9/01/30

        2,000   Ohio Air Quality Development Authority, Revenue Refunding             5/09 at 101.00         AAA          2,139,860
                 Bonds, Ohio Power Company Project, Series 1999C,
                 5.150%, 5/01/26 - AMBAC Insured

        1,000   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          1,004,520
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.8% (6.8% OF TOTAL INVESTMENTS)

        2,000   Akron, Ohio, Sanitary Sewer System Revenue Refunding                 12/06 at 101.00         AAA          2,131,220
                 Bonds, Series 1997, 5.550%, 12/01/16 - MBIA Insured

        1,700   Cincinnati, Ohio, Water System Revenue Bonds,                         6/11 at 100.00         AA+          1,860,175
                 Series 2001, 5.125%, 12/01/21

        2,375   Ohio Water Development Authority, Revenue Bonds, Water               12/13 at 100.00         Aaa          2,550,157
                 Development Community Assistance  Program, Series 2003,
                 5.000%, 12/01/23 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      89,805   Total Long-Term Investments (cost $90,451,636) - 144.8%                                                  96,705,179
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      1,081,799
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.4)%                                                        (31,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   66,786,978
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 8.4% (5.7% OF TOTAL INVESTMENTS)

$         975   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      952,741
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

        3,000   Ohio State Sewage and Solid Waste Disposal Facilities,               11/11 at 100.00          A+          3,136,680
                 Revenue Bonds, Anheuser-Busch Project, Series 2001,
                 5.500%, 11/01/35 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.7% (8.6% OF TOTAL INVESTMENTS)

        1,345   Bowling Green State University, Ohio, General Receipts                6/13 at 100.00         AAA          1,497,335
                 Bonds, Series 2003, 5.250%, 6/01/18 - AMBAC Insured

        2,050   Ohio Higher Educational Facilities Commission, Revenue               12/11 at 100.00        Baa1          2,233,045
                 Bonds, Wittenberg University, Series 2001, 5.500%, 12/01/15

        1,000   University of Cincinnati, Ohio, General Receipts Bonds,               6/13 at 100.00         AAA          1,076,170
                 Series 2003C, 5.000%, 6/01/22 - FGIC Insured

        1,245   University of Cincinnati, Ohio, General Receipts Bonds,               6/14 at 100.00         AAA          1,359,876
                 Series 2004D, 5.000%, 6/01/19 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.3% (15.8% OF TOTAL INVESTMENTS)

        1,380   Akron, Bath and Copley Joint Township Hospital District,                No Opt. Call        Baa1          1,438,250
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System, Series 1998A, 5.000%, 11/15/08

        1,000   Erie County, Ohio, Hospital Facilities Revenue Bonds,                 8/12 at 101.00           A          1,051,050
                 Firelands Regional Medical Center, Series 2002A,
                 5.500%, 8/15/22

        1,850   Lorain County, Ohio, Hospital Revenue Refunding and                  10/11 at 101.00         AA-          1,981,905
                 Improvement Bonds, Catholic Healthcare Partners,
                 Series 2001A, 5.400%, 10/01/21

          700   Montgomery County, Ohio, Revenue Bonds, Catholic Health               5/14 at 100.00          AA            723,520
                 Initiatives, Series 2004A, 5.000%, 5/01/30

        2,000   Richland County, Ohio, Hospital Facilities Revenue                   11/10 at 101.00          A-          2,159,540
                 Improvement Bonds, MedCentral Health System Obligated
                 Group, Series 2000B, 6.375%, 11/15/30

        3,670   Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,          10/11 at 101.00          AA          4,027,605
                 Union Hospital Project, Series 2001, 5.750%, 10/01/26 -
                 RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.2% (1.5% OF TOTAL INVESTMENTS)

        1,000   Franklin County, Ohio, GNMA Collateralized Multifamily                5/12 at 102.00         Aaa          1,076,900
                 Housing Mortgage Revenue Bonds, Agler Project,
                 Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.8% (2.5% OF TOTAL INVESTMENTS)

        1,605   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/10 at 100.00         Aaa          1,653,439
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2001A, 5.500%, 9/01/34 (Alternative Minimum Tax)

          170   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/12 at 100.00         Aaa            175,923
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2002D, 5.400%, 9/01/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.1% (1.4% OF TOTAL INVESTMENTS)

        1,000   Hamilton County, Ohio, Healthcare Facilities Improvement             10/08 at 102.00         BBB          1,033,600
                 Revenue Bonds, Twin Towers, Series 1999A, 5.800%, 10/01/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 54.3% (36.8% OF TOTAL INVESTMENTS)

        1,000   Cleveland, Ohio, General Obligation Bonds, Series 2003,               8/13 at 100.00         AAA          1,114,400
                 5.250%, 8/01/18 - FGIC Insured

                Cleveland Municipal School District, Cuyahoga County, Ohio,
                General Obligation Bonds, Series 2004:
        1,000    5.000%, 12/01/15 - FSA Insured                                       6/14 at 100.00         AAA          1,106,510
        1,000    5.000%, 12/01/22 - FSA Insured                                       6/14 at 100.00         AAA          1,078,410

        2,605   Columbus City School District, Franklin County, Ohio,                12/14 at 100.00         AAA          3,013,334
                 General Obligation Bonds, Series 2004, 5.500%, 12/01/15 -
                 FSA Insured


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         400   Cuyahoga County, Ohio, General Obligation Bonds,                     12/14 at 100.00         AA+     $      437,168
                 Series 2004, 5.000%, 12/01/21

        1,750   Fairfield City School District, Ohio, General Obligation             12/11 at 100.00         AAA          1,965,898
                 Refunding Bonds, Series 2001, 5.375%, 12/01/19 -
                 FGIC Insured

        1,000   Greater Cleveland Regional Transit Authority, Ohio, General          12/11 at 100.00         Aaa          1,094,270
                 Obligation Capital Improvement Bonds, Series 2001A,
                 5.125%, 12/01/21 - MBIA Insured

        1,065   Lakewood City School District, Cuyahoga County, Ohio,                12/14 at 100.00         AAA          1,207,966
                 General Obligation Bonds, Series 2004, 5.250%, 12/01/16 -
                 FSA Insured

        4,000   Lebanon City School District, Warren County, Ohio, General           12/11 at 100.00         AAA          4,539,480
                 Obligation Bonds, Series 2001, 5.500%, 12/01/21 -
                 FSA Insured

        2,420   Lorain County, Ohio, Limited Tax General Obligation Justice          12/12 at 100.00         Aaa          2,745,442
                 Center Bonds, Series 2002, 5.500%, 12/01/22 - FGIC Insured

        1,000   Medina City School District, Medina County, Ohio, Unlimited          12/09 at 100.00         AAA          1,077,150
                 Tax General Obligation School Building Construction Bonds,
                 Series 1999, 5.250%, 12/01/28 - FGIC Insured

        1,000   Ohio, Common Schools Capital Facilities, General Obligation           9/11 at 100.00         AA+          1,062,710
                 Bonds, Series 2001B, 5.000%, 9/15/21

        1,050   Olentangy Local School District, Deleware and Franklin                6/14 at 100.00         AAA          1,207,532
                 Counties, Ohio, General Obligation Bonds, Series 2004A,
                 5.500%, 12/01/15 - FGIC Insured

        1,960   Portage County, Ohio, General Obligation Bonds, Series 2001,         12/11 at 100.00         AAA          2,091,163
                 5.000%, 12/01/25 - FGIC Insured

        1,000   Powell, Ohio, General Obligation Bonds, Series 2002,                 12/12 at 100.00         AAA          1,132,790
                 5.500%, 12/01/25 - FGIC Insured

        1,500   Strongsville, Ohio, General Obligation Bonds, Series 2001,           12/11 at 100.00         Aaa          1,622,925
                 5.000%, 12/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 16.5% (11.2% OF TOTAL INVESTMENTS)

        1,700   Butler County, Hamilton, Ohio, Limited Tax General Obligation        11/11 at 101.00         Aaa          1,793,092
                 Bonds, One Renaissance Center Acquisition, Series 2001,
                 5.000%, 11/01/26 - AMBAC Insured

        1,095   Ohio, State Appropriation Lease Bonds, Parks and Recreation          12/13 at 100.00          AA          1,195,083
                 Capital Facilities, Series 2004A-II, 5.000%, 12/01/18

        2,500   Ohio, State Appropriation Lease Bonds, Higher Education                 No Opt. Call         AAA          2,796,450
                 Capital Facilities, Series 2002A-II, 5.500%, 12/01/09 -
                 MBIA Insured

        1,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00           A          1,143,720
                 Revenue Refunding Bonds, Series 2002E, 5.750%, 7/01/24

        1,000   Summit County Port Authority, Ohio, Revenue Bonds,                   12/11 at 100.00         AAA          1,128,860
                 Civic Theatre Project, Series 2001, 5.500%, 12/01/26 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.8% (5.3% OF TOTAL INVESTMENTS)

        3,495   Cleveland, Ohio, Airport System Revenue Bonds,                        1/10 at 101.00         AAA          3,809,690
                 Series 2000A, 5.250%, 1/01/18 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.9% (6.0% OF TOTAL INVESTMENTS)

          595   Ohio Municipal Electric Generation Agency, Beneficial                 2/14 at 100.00         AAA            643,735
                 Interest Certificates, Joint Venture 5, Belleville
                 Hydroelectric Project, American Municipal Power
                 Ohio Inc., Series 2004, 5.000%, 2/15/20 - AMBAC Insured

        2,500   Ohio Air Quality Development Authority, Revenue Refunding             5/09 at 101.00         AAA          2,674,824
                 Bonds, Ohio Power Company Project, Series 1999C,
                 5.150%, 5/01/26 - AMBAC Insured

        1,000   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          1,004,520
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)


                                       43


                        Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ) (continued)
                             Portfolio of INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 WATER AND SEWER - 7.7% (5.2% OF TOTAL INVESTMENTS)

$       2,000   Akron, Ohio, Sanitary Sewer System Revenue Refunding                 12/06 at 101.00         AAA     $    2,131,220
                 Bonds, Series 1997, 5.550%, 12/01/16 - MBIA Insured

        1,500   Ohio Water Development Authority, Revenue Bonds,                     12/11 at 100.00         AAA          1,596,674
                 Fresh Water Development, Series 2001A,
                 5.000%, 12/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      66,125   Total Long-Term Investments (cost $67,787,012) - 147.7%                                                  71,992,595
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                        735,994
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.3)%                                                        (24,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   48,728,589
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
                        Portfolio of
                                INVESTMENTS January 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.0% (4.1% OF TOTAL INVESTMENTS)

$       2,095   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,047,171
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.7% (9.3% OF TOTAL INVESTMENTS)

        1,125   Ohio Higher Education Facilities Commission, Revenue                  5/12 at 100.00          A2          1,265,839
                 Bonds, Ohio Northern University Project, Series 2002,
                 5.750%, 5/01/16

        2,000   Ohio Higher Education Facilities Commission, Revenue                 10/12 at 100.00          AA          2,261,080
                 Bonds, Case Western Reserve University Project,
                 Series 2002B, 5.500%, 10/01/22

        1,000   Ohio State University, General Receipts Bonds,                       12/09 at 101.00          AA          1,120,670
                 Series 1999A, 5.800%, 12/01/29


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.2% (15.8% OF TOTAL INVESTMENTS)

          690   Akron, Bath and Copley Joint Township Hospital District,                No Opt. Call        Baa1            719,125
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System, Series 1998A, 5.000%, 11/15/08

        1,750   Erie County, Ohio, Hospital Facilities Revenue Bonds,                 8/12 at 101.00           A          1,839,338
                 Firelands Regional Medical Center, Series 2002A,
                 5.500%, 8/15/22

        1,425   Montgomery County, Ohio, Hospital Facilities Revenue                  4/10 at 101.00          A3          1,589,744
                 Bonds, Kettering Medical Center, Series 1999,
                 6.750%, 4/01/18

        1,000   Montgomery County, Ohio, Revenue Bonds, Catholic                      9/11 at 100.00          AA          1,108,660
                 Health Initiatives, Series 2001, 5.500%, 9/01/12

          500   Montgomery County, Ohio, Revenue Bonds, Catholic                      5/14 at 100.00          AA            516,800
                 Health Initiatives, Series 2004A, 5.000%, 5/01/30

        1,000   Parma Community General Hospital Association, Ohio,                  11/08 at 101.00          A-          1,028,920
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 1998, 5.375%, 11/01/29

        1,000   Richland County, Ohio, Hospital Facilities Revenue                   11/10 at 101.00          A-          1,079,770
                 Improvement Bonds, MedCentral Health SystemObligated
                 Group, Series 2000B, 6.375%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.1% (3.5% OF TOTAL INVESTMENTS)

          390   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa            411,146
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)

          895   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa            897,488
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)

          425   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa            434,095
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000F, 5.625%, 9/01/16


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5% (1.1% OF TOTAL INVESTMENTS)

          500   Hamilton County, Ohio, Healthcare Facilities Improvement             10/08 at 102.00         BBB            518,395
                 Revenue Bonds, Twin Towers, Series 1999A,
                 5.750%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 48.2% (32.8% OF TOTAL INVESTMENTS)

        2,000   Canal Winchester Local School District, Franklin and                 12/08 at 102.00         AAA          2,162,720
                 Fairfield Counties, Ohio, Unlimited Tax General Obligation
                 School Improvement Bonds, Series 1998, 5.300%, 12/01/25 -
                 FGIC Insured

          300   Cuyahoga County, Ohio, General Obligation Bonds,                     12/14 at 100.00         AA+            327,876
                 Series 2004, 5.000%, 12/01/21

        1,475   Eaton City School District, Preble County, Ohio, General             12/12 at 101.00         Aaa          1,718,434
                 Obligation Bonds, Series 2002, 5.750%, 12/01/21 -
                 FGIC Insured

        2,000   Granville Exempt Village School District, Ohio, General              12/11 at 100.00         Aa3          2,227,260
                 Obligation Bonds, Series 2001, 5.500%, 12/01/28

        1,000   Hilliard, Ohio, General Obligation Bonds, Series 2002,               12/12 at 100.00         AA-          1,121,040
                 5.375%, 12/01/22

        1,000   Kenston Local School District, Geauga County, Ohio, General           6/13 at 100.00         Aaa          1,077,570
                 Obligation Bonds, Series 2003, 5.000%, 12/01/22 -
                 MBIA Insured

        1,270   Lorain, Ohio, General Obligation Bonds, Series 2002,                 12/12 at 100.00         Aaa          1,354,468
                 5.125%, 12/01/26 - AMBAC Insured


                                       45


                        Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ) (continued)
                             Portfolio of INVESTMENTS January 31, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,190   Miami East Local School District, Miami County, Ohio,                12/12 at 100.00         AAA     $    1,257,937
                 General Obligation Bonds, Series 2002, 5.125%, 12/01/29 -
                 FSA Insured

        1,000   Ohio, Common Schools Capital Facilities, General Obligation           9/11 at 100.00         AA+          1,084,990
                 Bonds, Series 2001B, 5.000%, 9/15/20

        1,000   Olentangy Local School District, Deleware and Franklin                6/14 at 100.00         AAA          1,115,900
                 Counties, Ohio, General Obligation Bonds, Series 2004A,
                 5.250%, 12/01/21 - FGIC Insured

        1,535   Pickerington Local School District, Fairfield and Franklin           12/11 at 100.00         AAA          1,703,129
                 Counties, Ohio, General Obligation Bonds, School Facilities
                 Construction and Improvement, Series 2001,
                 5.250%, 12/01/20 - FGIC Insured

        1,130   Solon, Ohio, General Obligation Refunding and Improvement            12/12 at 100.00         AA+          1,233,146
                 Bonds, Series 2002, 5.000%, 12/01/18


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.4% (15.2% OF TOTAL INVESTMENTS)

          500   Hamilton County Convention Facilities Authority, Ohio,                6/14 at 100.00         AAA            547,370
                 First Lien Revenue Bonds, Series 2004, 5.000%, 12/01/18 -
                 FGIC Insured

        1,000   Midview Local School District, Lorain County, Ohio,                   5/13 at 100.00           A          1,030,600
                 Certificates of Participation, Series 2003, 5.000%, 11/01/30

        2,000   Ohio, State Appropriation Lease Bonds, Higher Education                 No Opt. Call         AAA          2,237,160
                 Capital Facilities, Series 2002A-II, 5.500%, 12/01/09 -
                 MBIA Insured

        1,250   Ohio Building Authority, State Facilities Bonds,                      4/12 at 100.00         AAA          1,402,138
                 Administrative Building Fund Projects, Series 2002A,
                 5.500%, 4/01/18 - FSA Insured

        2,000   Puerto Rico Public Buildings Authority, Guaranteed                      No Opt. Call         AAA          2,386,580
                 Government Facilities Revenue Bonds, Series 1993L,
                 5.500%, 7/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.0% (6.2% OF TOTAL INVESTMENTS)

        1,140   Columbus Municipal Airport Authority, Ohio, Airport                     No Opt. Call         AAA          1,262,436
                 Improvement Revenue Bonds, Port Columbus International
                 Airport Project, Series 1998B, 5.250%, 1/01/11 -
                 AMBAC Insured

        1,550   Ohio Turnpike Commission, Revenue Bonds, Series 1998A,                  No Opt. Call         AAA          1,814,570
                 5.500%, 2/15/18 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.9% (3.3% OF TOTAL INVESTMENTS)

        1,500   Wadsworth, Ohio, Electric System Improvement Revenue                  2/12 at 100.00         Aaa          1,658,550
                 Bonds, American Municipal Power Ohio Inc., Series 2002,
                 5.250%, 2/15/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------

        1,000   Akron, Ohio, Sanitary Sewer System Revenue Refunding                 12/06 at 101.00         AAA          1,065,610
                 Bonds, Series 1997, 5.550%, 12/01/16 - MBIA Insured

        1,500   Hamilton County, Ohio, Sewer System Revenue Refunding                12/11 at 100.00         AAA          1,670,864
                 and Improvement Bonds, Metropolitan Sewer District of
                 Greater Cincinnati, Series 2001A, 5.250%, 12/01/18 -
                 MBIA Insured

        1,500   Ohio Water Development Authority, Revenue Bonds, Fresh               12/11 at 100.00         AAA          1,596,674
                 Water Development, Series 2001A, 5.000%, 12/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      45,635   Total Long-Term Investments (cost $46,556,234) - 146.7%                                                  49,895,263
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                        613,214
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.5)%                                                        (16,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   34,008,477
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES January 31, 2005 (Unaudited)
                                                                                        MICHIGAN          MICHIGAN         MICHIGAN
                                                                                         QUALITY           PREMIUM         DIVIDEND
                                                                                          INCOME            INCOME        ADVANTAGE
                                                                                           (NUM)             (NMP)            (NZW)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $257,207,103, $163,685,213
   and $44,907,205, respectively)                                                   $280,433,149      $176,274,102      $48,077,150
Cash                                                                                          --                --               --
Receivables:
   Interest                                                                            3,192,090         2,321,514          570,429
   Investments sold                                                                           --         2,002,536               --
Other assets                                                                              16,155             1,626              601
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   283,641,394       180,599,778       48,648,180
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                           866,736         2,096,001          156,622
Payable for forward swaps closed                                                              --                --          244,293
Forward swaps, at value                                                                       --                --           51,094
Accrued expenses:
   Management fees                                                                       151,303            96,168           13,920
   Other                                                                                  50,828            62,630            7,118
Preferred share dividends payable                                                         14,482            11,157            3,789
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                1,083,349         2,265,956          476,836
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                94,000,000        56,000,000       16,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $188,558,045      $122,333,822      $32,171,344
====================================================================================================================================
Common shares outstanding                                                             11,696,465         7,739,754        2,060,512
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      16.12      $      15.81      $     15.61
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $    116,965      $     77,398      $    20,605
Paid-in surplus                                                                      163,648,274       108,216,633       29,175,431
Undistributed net investment income                                                    1,532,191         1,070,343          355,825
Accumulated net realized gain (loss) from investments and
   forward swaps                                                                          34,569           380,559         (499,368)
Net unrealized appreciation (depreciation) of investments and
   forward swaps                                                                      23,226,046        12,588,889        3,118,851
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $188,558,045      $122,333,822      $32,171,344
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000       200,000,000        Unlimited
   Preferred                                                                           1,000,000         1,000,000        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES January 31, 2005 (Unaudited) (continued)
                                                                            OHIO             OHIO             OHIO             OHIO
                                                                         QUALITY         DIVIDEND         DIVIDEND         DIVIDEND
                                                                          INCOME        ADVANTAGE      ADVANTAGE 2      ADVANTAGE 3
                                                                           (NUO)            (NXI)            (NBJ)            (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $217,370,921, $90,451,636,
   $67,787,012 and $46,556,234, respectively)                       $231,958,903      $96,705,179      $71,992,595      $49,895,263
Cash                                                                          --               --               --           36,217
Receivables:
   Interest                                                            2,680,194        1,190,202          775,979          601,748
   Investments sold                                                    6,237,938               --               --               --
Other assets                                                               1,944            4,267              904            3,502
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   240,878,979       97,899,648       72,769,478       50,536,730
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           455,653           67,134            9,661               --
Payable for forward swaps closed                                              --               --               --               --
Forward swaps, at value                                                       --               --               --               --
Accrued expenses:
   Management fees                                                       129,201           28,308           21,042           14,614
   Other                                                                  94,673           13,402            8,996            8,728
Preferred share dividends payable                                         13,080            3,826            1,190            4,911
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                  692,607          112,670           40,889           28,253
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                77,000,000       31,000,000       24,000,000       16,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $163,186,372      $66,786,978      $48,728,589      $34,008,477
====================================================================================================================================
Common shares outstanding                                              9,691,159        4,231,992        3,117,483        2,157,649
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      16.84      $     15.78      $     15.63      $     15.76
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     96,912      $    42,320      $    31,175      $    21,576
Paid-in surplus                                                      146,884,302       60,062,512       44,193,160       30,528,659
Undistributed net investment income                                    1,300,839          590,803          353,515          120,882
Accumulated net realized gain (loss) from investments and
   forward swaps                                                         316,337         (162,200)         (54,844)          (1,669)
Net unrealized appreciation (depreciation) of investments and
   forward swaps                                                      14,587,982        6,253,543        4,205,583        3,339,029
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $163,186,372      $66,786,978      $48,728,589      $34,008,477
====================================================================================================================================
Authorized shares:
   Common                                                            200,000,000        Unlimited        Unlimited        Unlimited
   Preferred                                                           1,000,000        Unlimited        Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                           OPERATIONS Six Months Ended January 31, 2005 (Unaudited)
                                                                                        MICHIGAN          MICHIGAN         MICHIGAN
                                                                                         QUALITY           PREMIUM         DIVIDEND
                                                                                          INCOME            INCOME        ADVANTAGE
                                                                                           (NUM)             (NMP)            (NZW)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $ 6,880,262        $4,333,293       $1,140,230
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          896,400           568,646          153,675
Preferred shares - auction fees                                                          118,467            70,575           20,165
Preferred shares - dividend disbursing agent fees                                         10,081            10,081            5,042
Shareholders' servicing agent fees and expenses                                           14,771            10,623              491
Custodian's fees and expenses                                                             34,082            20,282            6,595
Directors'/Trustees' fees and expenses                                                     3,402             2,272              650
Professional fees                                                                         10,021             8,002            5,657
Shareholders' reports - printing and mailing expenses                                     18,949             8,844            3,135
Stock exchange listing fees                                                                5,559             8,009              129
Investor relations expense                                                                17,169            10,871            2,955
Other expenses                                                                            15,660             8,918            5,725
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                                               1,144,561           727,123          204,219
   Custodian fee credit                                                                   (9,893)          (10,780)          (2,052)
   Expense reimbursement                                                                      --                --          (71,640)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           1,134,668           716,343          130,527
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  5,745,594         3,616,950        1,009,703
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                674,307           481,407          (14,421)
Net realized gain (loss) from forward swaps                                                   --                --         (401,766)
Change in net unrealized appreciation (depreciation)
   of investments                                                                      8,197,131         4,964,871        2,004,648
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                                           --                --           13,534
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                       8,871,438         5,446,278        1,601,995
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (546,685)        (324,718)          (80,407)
From accumulated net realized gains from investments                                     (81,692)         (11,736)               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                         (628,377)        (336,454)          (80,407)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                                   $13,988,655        $8,726,774       $2,531,291
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended January 31, 2005 (Unaudited) (continued)
                                                                            OHIO             OHIO              OHIO            OHIO
                                                                         QUALITY         DIVIDEND          DIVIDEND        DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2     ADVANTAGE 3
                                                                           (NUO)            (NXI)             (NBJ)           (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 5,974,586       $2,381,919        $1,669,781      $1,162,563
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          763,158          312,790           232,666         161,576
Preferred shares - auction fees                                           97,042           39,069            30,246          20,794
Preferred shares - dividend disbursing agent fees                         15,123            5,042             5,042           5,042
Shareholders' servicing agent fees and expenses                           15,909              753               715             579
Custodian's fees and expenses                                             27,054           12,424             8,764           5,258
Directors'/Trustees' fees and expenses                                     3,107            1,293               951             650
Professional fees                                                          6,993            5,350             5,544           4,939
Shareholders' reports - printing and mailing expenses                      6,953            6,433             5,814           3,417
Stock exchange listing fees                                                5,592              181               134              92
Investor relations expense                                                14,508            5,777             4,358           3,140
Other expenses                                                             8,254            6,541             4,946           4,714
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                                 963,693          395,653           299,180         210,201
   Custodian fee credit                                                   (6,954)          (2,892)           (4,071)         (3,500)
   Expense reimbursement                                                      --         (145,816)         (108,464)        (75,323)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             956,739          246,945           186,645         131,378
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  5,017,847        2,134,974         1,483,136       1,031,185
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                526,485          (13,072)           62,481          (1,543)
Net realized gain (loss) from forward swaps                                   --               --                --              --
Change in net unrealized appreciation (depreciation)
   of investments                                                      6,152,217        3,186,811         2,518,641       1,847,486
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                           --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                       6,678,702        3,173,739         2,581,122       1,845,943
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (428,386)        (168,838)         (137,052)        (91,265)
From accumulated net realized gains from investments                     (17,746)              --            (3,841)         (2,521)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                         (446,132)        (168,838)         (140,893)        (93,786)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $11,250,417       $5,139,875        $3,923,365       $2,783,342
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                           MICHIGAN                           MICHIGAN                         MICHIGAN
                                      QUALITY INCOME (NUM)               PREMIUM INCOME (NMP)           DIVIDEND ADVANTAGE (NZW)
                              ---------------------------------  ---------------------------------  --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                       1/31/05          7/31/04           1/31/05          7/31/04           1/31/05        7/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 5,745,594      $11,802,032       $ 3,616,950      $ 7,522,642      $ 1,009,703     $ 2,031,123
Net realized gain (loss)
   from investments                    674,307        1,180,195           481,407        1,871,869          (14,421)         51,975
Net realized gain (loss)
   from forward swaps                       --               --                --               --         (401,766)             --
Change in net unrealized
   appreciation (depreciation)
   of investments                    8,197,131        4,399,778         4,964,871        1,053,906        2,004,648       1,008,797
Change in net unrealized appreciation
   (depreciation) of forward swaps          --               --                --               --           13,534         (64,628)
Distributions to
Preferred Shareholders:
   From net investment income         (546,685)        (724,631)         (324,718)        (313,219)         (80,407)       (111,533)
   From accumulated net
     realized gains
     from investments                  (81,692)         (95,441)          (11,736)        (220,148)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares
   from operations                  13,988,655       16,561,933         8,726,774        9,915,050        2,531,291       2,915,734
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (5,601,408)     (11,067,332)       (3,612,613)      7,285,471)         (920,908)     (1,841,125)
From accumulated net realized gains
   from investments                 (1,296,599)      (1,232,780)         (356,938)      3,007,816)               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (6,898,007)     (12,300,112)       (3,969,551)    (10,293,287)         (920,908)     (1,841,125)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
     issued to shareholders due to
     reinvestment of distributions     353,292          666,222            47,725         488,732             8,742          22,217
Preferred shares offering costs             --               --                --              --            13,775          (1,870)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions          353,292          666,222            47,725         488,732            22,517          20,347
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares       7,443,940        4,928,043         4,804,948         110,495         1,632,900       1,094,956
Net assets applicable to Common
   shares at the beginning
   of period                       181,114,105      176,186,062       117,528,874     117,418,379        30,538,444      29,443,488
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $188,558,045     $181,114,105      $122,333,822    $117,528,874       $32,171,344     $30,538,444
====================================================================================================================================
Undistributed net investment
   income at the end of period    $  1,532,191     $  1,934,690      $  1,070,343     $ 1,390,724       $   355,825     $   347,437
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                            OHIO                               OHIO                              OHIO
                                     QUALITY INCOME (NUO)             DIVIDEND ADVANTAGE (NXI)         DIVIDEND ADVANTAGE 2 (NBJ)
                              ---------------------------------  ---------------------------------  --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                       1/31/05          7/31/04           1/31/05          7/31/04           1/31/05        7/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 5,017,847     $ 10,288,690       $ 2,134,974     $ 4,394,700       $ 1,483,136     $ 3,072,016
Net realized gain (loss)
   from investments                    526,485        2,207,042           (13,072)       (170,963)           62,481         (16,409)
Net realized gain (loss)
   from forward swaps                       --               --                --              --                --              --
Change in net
    unrealized appreciation
   (depreciation) of investments     6,152,217          246,313         3,186,811       1,850,624         2,518,641       1,654,989
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                         --               --                --              --                --              --
Distributions to
Preferred Shareholders:
   From net investment income         (428,386)        (535,383)         (168,838)       (255,016)         (137,052)       (181,912)
   From accumulated net
     realized gains
     from investments                  (17,746)        (141,268)               --          (5,304)           (3,841)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares from operations    11,250,417       12,065,394         5,139,875       5,814,041         3,923,365       4,528,684
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (4,849,661)      (9,681,971)       (2,055,863)     (4,096,876)       (1,444,509)     (2,862,473)
From accumulated net
   realized gains
   from investments                   (342,343)      (2,044,035)               --         (71,806)          (65,438)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares
   from distributions
   to Common shareholders           (5,192,004)     (11,726,006)       (2,055,863)     (4,168,682)       (1,509,947)     (2,862,473)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
     issued to shareholders due to
     reinvestment of distributions     493,852          883,014            61,449          74,236            31,752          26,498
Preferred shares offering costs             --               --                --          (1,664)           14,942          (1,870)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions          493,852          883,014            61,449          72,572            46,694          24,628
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares       6,552,265        1,222,402         3,145,461       1,717,931         2,460,112       1,690,839
Net assets applicable to Common
   shares at the beginning
   of period                       156,634,107      155,411,705        63,641,517      61,923,586        46,268,477      44,577,638
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $163,186,372     $156,634,107       $66,786,978     $63,641,517       $48,728,589     $46,268,477
====================================================================================================================================
Undistributed net investment
   income at the end of period    $  1,300,839     $  1,561,039       $   590,803     $   680,530       $   353,515     $   451,940
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                                                                                                  OHIO
                                                                                                      DIVIDEND ADVANTAGE 3 (NVJ)
                                                                                                   ---------------------------------
                                                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                                                            1/31/05         7/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                   $ 1,031,185     $ 2,063,782
Net realized gain (loss) from investments                                                                    (1,543)         41,914
Net realized gain (loss) from forward swaps                                                                      --              --
Change in net unrealized appreciation
   (depreciation) of investments                                                                          1,847,486       1,025,170
Change in net unrealized appreciation
   (depreciation) of forward swaps                                                                               --              --
Distributions to Preferred Shareholders:
   From net investment income                                                                               (91,265)       (124,399)
   From accumulated net realized gains
     from investments                                                                                        (2,521)        (10,818)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                                                          2,783,342       2,995,649
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                                 (945,022)     (1,889,890)
From accumulated net realized gains
   from investments                                                                                         (39,484)       (146,047)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                                                                  (984,506)     (2,035,937)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
     issued to shareholders due to
     reinvestment of distributions                                                                            1,389           4,762
Preferred shares offering costs                                                                                  --          (1,408)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions                                                                                 1,389           3,354
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares                                                                            1,800,225         963,066
Net assets applicable to Common
   shares at the beginning of period                                                                     32,208,252      31,245,186
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                                          $34,008,477     $32,208,252
====================================================================================================================================
Undistributed net investment
   income at the end of period                                                                          $   120,882      $  125,984
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
      FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM), Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP), Nuveen Michigan Dividend Advantage Municipal Fund (NZW), Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO), Nuveen Ohio Dividend Advantage Municipal Fund (NXI), Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ) and Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ). Common shares of Michigan Quality Income
(NUM), Michigan Premium Income (NMP), and Ohio Quality Income (NUO) are traded on the New York Stock Exchange while Common shares of Michigan Dividend Advantage (NZW), Ohio Dividend Advantage (NXI), Ohio Dividend Advantage 2 (NBJ) and Ohio Dividend Advantage 3 (NVJ) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a derivative investment each Fund may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2005, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                              MICHIGAN     MICHIGAN     MICHIGAN
                                               QUALITY      PREMIUM     DIVIDEND
                                                INCOME       INCOME    ADVANTAGE
                                                 (NUM)        (NMP)        (NZW)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                         --          840           --
   Series W                                         --           --          640
   Series TH                                     3,200        1,400           --
   Series F                                        560           --           --
--------------------------------------------------------------------------------
Total                                            3,760        2,240          640
================================================================================

                                     OHIO         OHIO         OHIO         OHIO
                                  QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NUO)        (NXI)        (NBJ)        (NVJ)
--------------------------------------------------------------------------------
Number of shares:
   Series M                           680           --           --           --
   Series T                            --           --           --          660
   Series W                            --        1,240           --           --
   Series TH                        1,400           --           --           --
   Series TH2                       1,000           --           --           --
   Series F                            --           --          960           --
--------------------------------------------------------------------------------
Total                               3,080        1,240          960          660
================================================================================

Forward Swap Transactions

The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional amount of the forward swap contract. The Funds may close out a contract prior to the effective date at which point a realized gain or loss would be recognized. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


Indemnifications

Under the Fund's organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                 MICHIGAN QUALITY           MICHIGAN PREMIUM          MICHIGAN DIVIDEND
                                   INCOME (NUM)               INCOME (NMP)             ADVANTAGE (NZW)
                           -----------------------      ----------------------     ----------------------
                             SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                  ENDED   YEAR ENDED         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                1/31/05      7/31/04       1/31/05      7/31/04      1/31/05      7/31/04
---------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due
   to reinvestment
   of distributions              21,592        40,867        3,091       30,749          567        1,185
=========================================================================================================
                                   OHIO QUALITY               OHIO DIVIDEND             OHIO DIVIDEND
                                   INCOME (NUO)              ADVANTAGE (NXI)          ADVANTAGE 2 (NBJ)
---------------------------------------------------------------------------------------------------------
                             SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                  ENDED   YEAR ENDED         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                1/31/05      7/31/04       1/31/05      7/31/04      1/31/05      7/31/04
---------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due
   to reinvestment
   of distributions              28,289        49,919        3,708        4,481        1,986        1,437
=========================================================================================================
                                                                                        OHIO DIVIDEND
                                                                                      ADVANTAGE 3 (NVJ)
---------------------------------------------------------------------------------------------------------
                                                                                  SIX MONTHS
                                                                                       ENDED   YEAR ENDED
                                                                                     1/31/05      7/31/04
---------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions                                                          85          299
=========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended January 31, 2005, were as follows:

                                              MICHIGAN     MICHIGAN     MICHIGAN
                                               QUALITY      PREMIUM     DIVIDEND
                                                INCOME       INCOME    ADVANTAGE
                                                 (NUM)        (NMP)        (NZW)
--------------------------------------------------------------------------------
Purchases                                  $10,058,108  $11,723,031   $1,577,550
Sales and maturities                         9,731,247   11,448,027    1,253,810
================================================================================

                                     OHIO         OHIO         OHIO         OHIO
                                  QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NUO)        (NXI)        (NBJ)        (NVJ)
--------------------------------------------------------------------------------
Purchases                     $15,889,618   $3,606,935   $6,675,107     $825,852
Sales and maturities           20,830,596    3,044,500    5,814,200      430,000
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2005, the cost of investments was as follows:

                                              MICHIGAN     MICHIGAN     MICHIGAN
                                               QUALITY      PREMIUM     DIVIDEND
                                                INCOME       INCOME    ADVANTAGE
                                                 (NUM)        (NMP)        (NZW)
--------------------------------------------------------------------------------
Cost of investments                       $257,298,393 $163,649,086  $44,904,884
================================================================================

                                      OHIO        OHIO         OHIO         OHIO
                                   QUALITY    DIVIDEND     DIVIDEND     DIVIDEND
                                    INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                     (NUO)       (NXI)        (NBJ)        (NVJ)
--------------------------------------------------------------------------------
Cost of investments          $217,324,000  $90,387,091  $67,776,464  $46,548,462
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as follows:

                                                                        MICHIGAN      MICHIGAN      MICHIGAN
                                                                         QUALITY       PREMIUM      DIVIDEND
                                                                          INCOME        INCOME     ADVANTAGE
                                                                           (NUM)         (NMP)         (NZW)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                      $23,561,386   $12,915,618    $3,187,003
   Depreciation                                                         (426,630)     (290,602)      (14,737)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                           $23,134,756   $12,625,016    $3,172,266
============================================================================================================
                                                               OHIO         OHIO          OHIO          OHIO
                                                            QUALITY     DIVIDEND      DIVIDEND      DIVIDEND
                                                             INCOME    ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                              (NUO)        (NXI)         (NBJ)         (NVJ)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $14,634,972   $6,349,284    $4,216,131    $3,346,801
   Depreciation                                                 (69)     (31,196)           --            --
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments              $14,634,903   $6,318,088    $4,216,131    $3,346,801
============================================================================================================

The tax components of undistributed net investment income and net realized gains at July 31, 2004, the Funds' last fiscal year end, were as follows:

                                                                       MICHIGAN     MICHIGAN     MICHIGAN
                                                                        QUALITY      PREMIUM     DIVIDEND
                                                                         INCOME       INCOME    ADVANTAGE
                                                                          (NUM)        (NMP)        (NZW)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                $2,706,496   $1,894,851     $500,325
Undistributed net ordinary income **                                     60,807       14,373           --
Undistributed net long-term capital gains                               915,473      267,823           --
=========================================================================================================
                                                              OHIO         OHIO         OHIO         OHIO
                                                           QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                                            INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                             (NUO)        (NXI)        (NBJ)        (NVJ)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                   $2,328,022     $960,391     $681,157     $279,127
Undistributed net ordinary income **                        54,254       10,211          349           --
Undistributed net long-term capital gains                   95,687           --           --       41,879
=========================================================================================================

* Undistributed net tax exempt income (on a tax basis) has not been reduced for the dividend declared on July 1, 2004, paid on August 2, 2004.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended July 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                       MICHIGAN     MICHIGAN     MICHIGAN
                                                                        QUALITY      PREMIUM     DIVIDEND
                                                                         INCOME       INCOME    ADVANTAGE
                                                                          (NUM)        (NMP)        (NZW)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                            $11,754,459   $7,435,769   $1,951,436
Distributions from net ordinary income **                                30,661      161,074           --
Distributions from net long-term capital gains                        1,328,221    3,227,967           --
=========================================================================================================
                                                               OHIO        OHIO         OHIO         OHIO
                                                            QUALITY    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NUO)       (NXI)        (NBJ)        (NVJ)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $10,199,299  $4,338,961   $3,036,212   $2,013,038
Distributions from net ordinary income **                    18,197       1,707           --      156,865
Distributions from net long-term capital gains            2,185,303      75,417           --           --
=========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At July 31, 2004, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                              MICHIGAN         OHIO         OHIO
                                              DIVIDEND     DIVIDEND     DIVIDEND
                                             ADVANTAGE    ADVANTAGE  ADVANTAGE 2
                                                 (NZW)        (NXI)        (NBJ)
--------------------------------------------------------------------------------
Expiration year:
   2011                                        $83,181          $--      $21,436
   2012                                             --       23,743        3,575
--------------------------------------------------------------------------------
Total                                          $83,181      $23,743      $25,011
================================================================================

The following Funds elected to defer net realized losses from investments incurred from November 1, 2003 through July 31, 2004 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen on the first day of the current fiscal year:

                                                               OHIO         OHIO
                                                           DIVIDEND     DIVIDEND
                                                          ADVANTAGE  ADVANTAGE 2
                                                              (NXI)        (NBJ)
--------------------------------------------------------------------------------
                                                           $126,917      $23,088
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

As approved by the Board of Directors/Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .009% as of February 28, 2005.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                   MICHIGAN QUALITY INCOME (NUM)
AVERAGE DAILY NET ASSETS                           MICHIGAN PREMIUM INCOME (NMP)
(INCLUDING NET ASSETS ATTRIBUTABLE                     OHIO QUALITY INCOME (NUO)
TO PREFERRED SHARES)                                         FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                               MICHIGAN DIVIDEND ADVANTAGE (NZW)
                                                   OHIO DIVIDEND ADVANTAGE (NXI)
AVERAGE DAILY NET ASSETS                         OHIO DIVIDEND ADVANTAGE 2 (NBJ)
(INCLUDING NET ASSETS ATTRIBUTABLE               OHIO DIVIDEND ADVANTAGE 3 (NVJ)
TO PREFERRED SHARES)                                         FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================


(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                   MICHIGAN QUALITY INCOME (NUM)
AVERAGE DAILY NET ASSETS                           MICHIGAN PREMIUM INCOME (NMP)
(INCLUDING NET ASSETS ATTRIBUTABLE                     OHIO QUALITY INCOME (NUO)
TO PREFERRED SHARES)                                         MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

                                               MICHIGAN DIVIDEND ADVANTAGE (NZW)
                                                   OHIO DIVIDEND ADVANTAGE (NXI)
AVERAGE DAILY NET ASSETS                         OHIO DIVIDEND ADVANTAGE 2 (NBJ)
(INCLUDING NET ASSETS ATTRIBUTABLE               OHIO DIVIDEND ADVANTAGE 3 (NVJ)
TO PREFERRED SHARES)                                         MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Ohio Dividend Advantage's (NXI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2001*                      .30%                  2007                       .25%
2002                       .30                   2008                       .20
2003                       .30                   2009                       .15
2004                       .30                   2010                       .10
2005                       .30                   2011                       .05
2006                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage (NXI) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Michigan Dividend Advantage's (NZW) and Ohio Dividend Advantage 2's (NBJ) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
SEPTEMBER 30,                                    SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                      .30%                  2007                       .25%
2002                       .30                   2008                       .20
2003                       .30                   2009                       .15
2004                       .30                   2010                       .10
2005                       .30                   2011                       .05
2006                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Michigan Dividend Advantage (NZW) and Ohio Dividend Advantage 2 (NBJ) for any portion of their fees and expenses beyond September 30, 2011.

For the first ten years of Ohio Dividend Advantage 3's (NVJ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2002*                      .30%                  2008                       .25%
2003                       .30                   2009                       .20
2004                       .30                   2010                       .15
2005                       .30                   2011                       .10
2006                       .30                   2012                       .05
2007                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage 3 (NVJ) for any portion of its fees and expenses beyond March 31, 2012.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



6. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on March 1, 2005, to shareholders of record on February 15, 2005, as follows:

                                              MICHIGAN     MICHIGAN     MICHIGAN
                                               QUALITY      PREMIUM     DIVIDEND
                                                INCOME       INCOME    ADVANTAGE
                                                 (NUM)        (NMP)        (NZW)
--------------------------------------------------------------------------------
Dividend per share                              $.0790       $.0770       $.0745
================================================================================

                                     OHIO         OHIO         OHIO         OHIO
                                  QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NUO)        (NXI)        (NBJ)        (NVJ)
--------------------------------------------------------------------------------
Dividend per share                 $.0835       $.0810       $.0770       $.0730
================================================================================

Announcement Regarding Parent Company of Adviser

Recently, The St. Paul Travelers Companies, Inc. announced that it intended to explore strategic alternatives to divest its equity stake in Nuveen. This divestiture could take the form of a sale by The St. Paul Travelers Companies, Inc. of its interest in Nuveen to another party or the form of the sale of its interest to the public in a registered, broadly disseminated offering. Any resulting divestiture could be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement between the Fund and NAM and the investment sub-advisory agreement between NAM and Gateway, which would result in the automatic termination of each agreement. The Board of Directors/Trustees thereupon may consider both an interim investment management agreement and interim investment sub-advisory agreement (as permitted under the 1940 Act) and new ongoing investment management and investment sub-advisory agreements. If approved by the Board, the new ongoing agreements would be presented to the Funds' shareholders for approval, and would take effect upon such approval. There can be no assurance that these approvals will be obtained.

                        Financial
                               HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                        Investment Operations                               Less Distributions
                                   ----------------------------------------------------------------- -------------------------------
                                                              Distributions   Distributions
                                                                   from Net            from                 Net
                        Beginning                      Net       Investment         Capital          Investment    Capital
                           Common                Realized/        Income to        Gains to           Income to   Gains to
                            Share         Net   Unrealized        Preferred       Preferred              Common     Common
                        Net Asset  Investment   Investment           Share-          Share-              Share-     Share-
                            Value      Income   Gain (Loss)         holders+        holders+   Total    holders    holders    Total
====================================================================================================================================
MICHIGAN QUALITY
INCOME (NUM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(b)                    $15.51       $ .49        $ .77            $(.05)          $(.01)   $1.20      $(.48)     $(.11)  $ (.59)
2004                        15.14        1.01          .49             (.06)           (.01)    1.43       (.95)      (.11)   (1.06)
2003                        15.48        1.04         (.27)            (.08)           (.01)     .68       (.92)      (.10)   (1.02)
2002                        15.32        1.11          .15             (.11)           (.02)    1.13       (.90)      (.07)    (.97)
2001                        14.54        1.16          .82             (.29)           (.01)    1.68       (.88)      (.02)    (.90)
2000                        15.20        1.19         (.53)            (.30)           (.02)     .34       (.92)      (.08)   (1.00)

MICHIGAN PREMIUM
INCOME (NMP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(b)                     15.19         .47          .71             (.04)             --     1.14       (.47)      (.05)    (.52)
2004                        15.24         .97          .38             (.04)           (.03)    1.28       (.94)      (.39)   (1.33)
2003                        15.56        1.03         (.37)            (.07)             --      .59       (.91)        --     (.91)
2002                        15.31        1.05          .16             (.11)             --     1.10       (.85)        --     (.85)
2001                        14.24        1.07         1.07             (.25)             --     1.89       (.82)        --     (.82)
2000                        14.68        1.07         (.41)            (.27)             --      .39       (.83)        --     (.83)

MICHIGAN DIVIDEND
ADVANTAGE (NZW)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(b)                     14.82         .49          .78             (.04)             --     1.23       (.45)        --     (.45)
2004                        14.30         .99          .47             (.05)             --     1.41       (.89)        --     (.89)
2003                        14.42         .99         (.20)            (.07)             --      .72       (.86)        --     (.86)
2002(a)                     14.33         .76          .22             (.07)             --      .91       (.63)        --     (.63)
====================================================================================================================================
                                                                               Total Returns
                                                                          ---------------------
                                                                                         Based
                                Offering                                                   on
                               Costs and          Ending                               Common
                               Preferred          Common                   Based        Share
                                   Share           Share       Ending         on          Net
                            Underwriting       Net Asset       Market     Market        Asset
                               Discounts           Value        Value      Value**      Value**
===============================================================================================
MICHIGAN QUALITY
INCOME (NUM)
-----------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(b)                             $ --          $16.12     $16.1900      10.45%        7.84%
2004                                  --           15.51      15.2000       5.17         9.52
2003                                  --           15.14      15.4500       2.40         4.35
2002                                  --           15.48      16.1000      11.18         7.68
2001                                  --           15.32      15.4200      17.11        11.90
2000                                  --           14.54      14.0000      (9.92)        2.51

MICHIGAN PREMIUM
INCOME (NMP)
-----------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(b)                               --           15.81      15.6300      12.44         7.56
2004                                  --           15.19      14.3700       5.46         8.56
2003                                  --           15.24      14.8500       2.64         3.71
2002                                  --           15.56      15.3500      10.52         7.40
2001                                  --           15.31      14.7100      17.81        13.61
2000                                  --           14.24      13.2500      (6.16)        2.95

MICHIGAN DIVIDEND
ADVANTAGE (NZW)
-----------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(b)                              .01           15.61      16.1600      13.53         8.45
2004                                  --           14.82      14.6500       2.99        10.00
2003                                 .02           14.30      15.1000       9.19         5.01
2002(a)                             (.19)          14.42      14.6500       2.00         5.21
===============================================================================================
                                                                    Ratios/Supplemental Data
                                  ----------------------------------------------------------------------------------------------
                                                     Before Credit/Reimbursement       After Credit/Reimbursement***
                                                   ------------------------------     ------------------------------
                                                                   Ratio of Net                      Ratio of Net
                                                     Ratio of        Investment         Ratio of       Investment
                                       Ending        Expenses         Income to         Expenses        Income to
                                          Net      to Average           Average       to Average          Average
                                       Assets      Net Assets        Net Assets       Net Assets       Net Assets
                                   Applicable      Applicable        Applicable       Applicable       Applicable     Portfolio
                                    to Common       to Common         to Common        to Common        to Common      Turnover
                                  Shares (000)         Shares++          Shares++         Shares++         Shares++        Rate
================================================================================================================================
MICHIGAN QUALITY
INCOME (NUM)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(b)                              $188,558            1.22%*            6.12%*           1.21%*           6.13%*           4%
2004                                  181,114            1.22              6.44             1.22             6.45            15
2003                                  176,186            1.24              6.56             1.24             6.57            15
2002                                  179,630            1.28              7.29             1.27             7.29            19
2001                                  176,664            1.30              7.79             1.29             7.80            20
2000                                  167,429            1.29              8.29             1.27             8.31            25

MICHIGAN PREMIUM
INCOME (NMP)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(b)                               122,334            1.20*             5.95*            1.18*            5.96*            7
2004                                  117,529            1.20              6.28             1.19             6.30            28
2003                                  117,418            1.21              6.49             1.20             6.50            18
2002                                  119,820            1.25              6.82             1.24             6.83             9
2001                                  117,784            1.24              7.24             1.23             7.25            15
2000                                  109,565            1.29              7.73             1.28             7.74            34

MICHIGAN DIVIDEND
ADVANTAGE (NZW)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(b)                                32,171            1.29*             5.92*             .83*            6.38*            3
2004                                   30,538            1.28              6.13              .81             6.60             9
2003                                   29,443            1.29              6.15              .82             6.61             2
2002(a)                                29,679            1.35*             6.00*             .90*            6.45*           21
================================================================================================================================
                                       Preferred Shares at End of Period
                                  -------------------------------------------
                                    Aggregate     Liquidation
                                       Amount      and Market           Asset
                                  Outstanding           Value        Coverage
                                         (000)      Per Share       Per Share
=============================================================================
MICHIGAN QUALITY
INCOME (NUM)
-----------------------------------------------------------------------------
Year Ended 7/31:
2005(b)                               $94,000         $25,000         $75,148
2004                                   94,000          25,000          73,169
2003                                   94,000          25,000          71,858
2002                                   94,000          25,000          72,774
2001                                   94,000          25,000          71,985
2000                                   94,000          25,000          69,529

MICHIGAN PREMIUM
INCOME (NMP)
-----------------------------------------------------------------------------
Year Ended 7/31:
2005(b)                                56,000          25,000          79,613
2004                                   56,000          25,000          77,468
2003                                   56,000          25,000          77,419
2002                                   56,000          25,000          78,491
2001                                   56,000          25,000          77,582
2000                                   56,000          25,000          73,913

MICHIGAN DIVIDEND
ADVANTAGE (NZW)
-----------------------------------------------------------------------------
Year Ended 7/31:
2005(b)                                16,000          25,000          75,268
2004                                   16,000          25,000          72,716
2003                                   16,000          25,000          71,005
2002(a)                                16,000          25,000          71,374
=============================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period September 25, 2001 (commencement of operations) through July 31, 2002.
(b)  For the six months ended January 31, 2005.

                                 See accompanying notes to financial statements.


                                  66-67 spread

                        FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                        Investment Operations                               Less Distributions
                                   ----------------------------------------------------------------- -------------------------------
                                                              Distributions   Distributions
                                                                   from Net            from                 Net
                        Beginning                      Net       Investment         Capital          Investment    Capital
                           Common                Realized/        Income to        Gains to           Income to   Gains to
                            Share         Net   Unrealized        Preferred       Preferred              Common     Common
                        Net Asset  Investment   Investment           Share-          Share-              Share-     Share-
                            Value      Income   Gain (Loss)         holders+        holders+   Total    holders    holders    Total
====================================================================================================================================
OHIO QUALITY
INCOME (NUO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                    $16.21       $ .52        $ .69            $(.04)           $ --    $1.17     $ (.50)     $(.04)  $ (.54)
2004                        16.17        1.07          .25             (.06)           (.01)    1.25      (1.00)      (.21)   (1.21)
2003                        16.36        1.10         (.22)            (.08)             --      .80       (.99)        --     (.99)
2002                        16.10        1.14          .18             (.13)             --     1.19       (.93)        --     (.93)
2001                        15.52        1.20          .56             (.27)             --     1.49       (.91)        --     (.91)
2000                        16.13        1.21         (.56)            (.29)             --      .36       (.97)        --     (.97)

OHIO DIVIDEND
ADVANTAGE (NXI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                     15.05         .50          .76             (.04)             --     1.22       (.49)        --     (.49)
2004                        14.66        1.04          .40             (.06)             --     1.38       (.97)      (.02)    (.99)
2003                        14.83        1.05         (.23)            (.07)             --      .75       (.92)      (.01)    (.93)
2002                        14.57        1.06          .19             (.12)             --     1.13       (.87)        --     (.87)
2001(a)                     14.33         .29          .35             (.04)             --      .60       (.22)        --     (.22)

OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                     14.85         .48          .82             (.04)             --     1.26       (.46)      (.02)    (.48)
2004                        14.31         .99          .53             (.06)             --     1.46       (.92)        --     (.92)
2003                        14.48        1.00         (.23)            (.08)             --      .69       (.87)        --     (.87)
2002(b)                     14.33         .78          .23             (.08)             --      .93       (.62)        --     (.62)

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                     14.93         .48          .85             (.04)             --     1.29      (.44)       (.02)    (.46)
2004                        14.48         .96          .51             (.06)           (.01)    1.40      (.88)       (.07)    (.95)
2003                        14.83         .97         (.29)            (.07)           (.01)     .60      (.88)       (.06)    (.94)
2002(c)                     14.33         .25          .65             (.02)             --      .88      (.22)         --     (.22)
====================================================================================================================================
                                                                              Total Returns
                                                                          ---------------------
                                                                                       Based
                                Offering                                                   on
                               Costs and          Ending                               Common
                               Preferred          Common                   Based        Share
                                   Share           Share       Ending         on          Net
                            Underwriting       Net Asset       Market     Market        Asset
                               Discounts           Value        Value      Value**      Value**
===============================================================================================
OHIO QUALITY
INCOME (NUO)
-----------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                             $ --          $16.84     $18.8900      19.41%        7.29%
2004                                  --           16.21      16.3000       2.59         7.87
2003                                  --           16.17      17.0400      (3.15)        4.84
2002                                  --           16.36      18.6200      17.00         7.63
2001                                  --           16.10      16.8000       6.86         9.85
2000                                  --           15.52      16.6250      (1.80)        2.50

OHIO DIVIDEND
ADVANTAGE (NXI)
-----------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                               --           15.78      16.2100      12.79         8.18
2004                                  --           15.05      14.8000      10.70         9.54
2003                                 .01           14.66      14.2600       (.04)        5.09
2002                                  --           14.83      15.1500       4.48         8.02
2001(a)                             (.14)          14.57      15.3500       3.77         3.21

OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
-----------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                               --           15.63      16.0900      12.81         8.62
2004                                  --           14.85      14.7000       9.60        10.33
2003                                 .01           14.31      14.2600       3.17         4.74
2002(b)                             (.16)          14.48      14.6500       1.91         5.58

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
-----------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                               --           15.76      15.7900      13.69         8.71
2004                                  --           14.93      14.3000       5.86         9.72
2003                                (.01)          14.48      14.4000        .09         3.81
2002(c)                             (.16)          14.83      15.3000       3.47         5.05
===============================================================================================
                                                                    Ratios/Supplemental Data
                              -----------------------------------------------------------------------------------------------
                                                 Before Credit/Reimbursement       After Credit/Reimbursement***
                                               ------------------------------     ------------------------------
                                                               Ratio of Net                      Ratio of Net
                                                 Ratio of        Investment         Ratio of       Investment
                                   Ending        Expenses         Income to         Expenses        Income to
                                      Net      to Average           Average       to Average          Average
                                   Assets      Net Assets        Net Assets       Net Assets       Net Assets
                               Applicable      Applicable        Applicable       Applicable       Applicable     Portfolio
                                to Common       to Common         to Common        to Common        to Common      Turnover
                              Shares (000)         Shares++          Shares++         Shares++         Shares++        Rate
=============================================================================================================================
OHIO QUALITY
INCOME (NUO)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                          $163,186            1.19%*            6.19%*           1.18%*           6.20%*            7%
2004                              156,634            1.20              6.46             1.19             6.47             31
2003                              155,412            1.22              6.59             1.22             6.60             12
2002                              156,351            1.26              7.10             1.24             7.12             26
2001                              153,164            1.32              7.58             1.30             7.60             15
2000                              147,045            1.31              7.88             1.29             7.89             11

OHIO DIVIDEND
ADVANTAGE (NXI)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                            66,787            1.20*             6.02*             .75*            6.47*             3
2004                               63,642            1.20              6.41              .75             6.86             10
2003                               61,924            1.23              6.52              .78             6.97              6
2002                               62,548            1.24              6.79              .78             7.25             18
2001(a)                            61,424            1.15*             5.58*             .71*            6.02*             4

OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                            48,729            1.24*             5.70*             .78*            6.16*             8
2004                               46,268            1.25              6.13              .79             6.60             15
2003                               44,578            1.27              6.26              .81             6.72             15
2002(b)                            45,073            1.25*             6.12*             .80*            6.57*            39

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2005(d)                            34,008            1.25*             5.67*             .78*            6.14*             1
2004                               32,208            1.28              5.87              .81             6.34              8
2003                               31,245            1.28              5.89              .82             6.35             16
2002(c)                            31,995            1.22*             4.72*             .80*            5.15*             7
=============================================================================================================================
                               Preferred Shares at End of Period
                          -------------------------------------------
                            Aggregate     Liquidation
                               Amount      and Market           Asset
                          Outstanding           Value        Coverage
                                 (000)      Per Share       Per Share
=====================================================================
OHIO QUALITY
INCOME (NUO)
---------------------------------------------------------------------
Year Ended 7/31:
2005(d)                       $77,000         $25,000         $77,983
2004                           77,000          25,000          75,855
2003                           77,000          25,000          75,458
2002                           77,000          25,000          75,763
2001                           77,000          25,000          74,729
2000                           77,000          25,000          72,742

OHIO DIVIDEND
ADVANTAGE (NXI)
---------------------------------------------------------------------
Year Ended 7/31:
2005(d)                        31,000          25,000          78,860
2004                           31,000          25,000          76,324
2003                           31,000          25,000          74,938
2002                           31,000          25,000          75,442
2001(a)                        31,000          25,000          74,535

OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
---------------------------------------------------------------------
Year Ended 7/31:
2005(d)                        24,000          25,000          75,759
2004                           24,000          25,000          73,196
2003                           24,000          25,000          71,435
2002(b)                        24,000          25,000          71,951

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
---------------------------------------------------------------------
Year Ended 7/31:
2005(d)                        16,500          25,000          76,528
2004                           16,500          25,000          73,800
2003                           16,500          25,000          72,341
2002(c)                        16,500          25,000          73,477
=====================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 27, 2001 (commencement of operations) through July 31, 2001.
(b) For the period September 25, 2001 (commencement of operations) through July 31, 2002.
(c) For the period March 25, 2002 (commencement of operations) through July 31, 2002.
(d)  For the six months ended January 31, 2005.


                                 See accompanying notes to financial statements.


                                  68-69 spread

                        Reinvest Automatically
                                EASILY AND CONVENIENTLY



Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the sensitivity of a bond or bond Fund's value to changes when interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/ETF           o Investor education
                                o Interactive planning tools





Logo: NUVEEN Investments

                                                                     ESA-B-0105D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Ohio Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: April 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: April 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.